                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-10183

                                   ----------

                           MET INVESTORS SERIES TRUST
               (Exact name of registrant as specified in charter)

                            5 Park Plaza, Suite 1900
                            Irvine, California 92614
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)                         Copy to:

          Elizabeth M. Forget                            Robert N. Hickey, Esq.
               President                                Sullivan & Worcester LLP
       Met Investors Series Trust                          1666 K Street, N.W.
    5 Park Plaza, Suite 1900, Irvine,                    Washington, D.C. 20006
            California 92614

       Registrant's telephone number, including area code: (800) 848-3854

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

Item 1. Schedule of Investments.

MET INVESTORS SERIES TRUST
MET/AIM MID CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (Unaudited)
(Percentage of Net Assets)

Security
Description                                         Shares      Value
--------------------------------------------------------------------------
Common Stocks -- 90.5%
Auto Components -- 1.2%
Genuine Parts Co.                                    81,600  $   3,500,640
                                                             -------------
Banks -- 4.9%
City National Corp.                                  44,100      3,090,969
Compass Bancshares, Inc.(a)                          61,850      2,834,585
Investors Financial Services Corp.(a)               108,900      3,582,810
Marshall & Ilsley Corp.                              58,900      2,562,739
TCF Financial Corp.(a)                              109,700      2,934,475
                                                             -------------
                                                                15,005,578
                                                             -------------
Building Materials -- 1.0%
Sherwin-Williams Co. (The)                           69,800      3,076,086
                                                             -------------
Chemicals -- 6.9%
Engelhard Corp.(a)                                  124,400      3,472,004
International Flavors & Fragrances, Inc.(a)         103,500      3,688,740
Rohm and Haas Co.                                    70,300      2,891,439
Scotts Company (The) - Class A(a)                    50,800      4,466,844
Sigma-Aldrich Corp.                                 100,500      6,438,030
                                                             -------------
                                                                20,957,057
                                                             -------------
Commercial Services & Supplies -- 14.9%
Ceridian Corp.*                                      40,950        849,713
Fair Isaac Corp.(a)                                  80,100      3,588,480
GTECH Holdings Corp.                                103,600      3,321,416
H&R Block, Inc.                                     171,700      4,117,366
Pitney Bowes, Inc.                                   67,500      2,817,450
Rentokil Initial Plc                              1,470,715      4,303,424
Republic Services, Inc.                              79,000      2,787,910
Sabre Holdings Corp. - Class A                      255,600      5,183,568
Service Corporation International(a)                552,300      4,578,567
Valassis Communications, Inc.*                       84,400      3,289,912
Waters Corp.*                                       108,600      4,517,760
Xerox Corp.*                                        441,700      6,029,205
                                                             -------------
                                                                45,384,771
                                                             -------------
Computers & Peripherals -- 2.1%
Lexmark International, Inc. - Class A*              105,800      6,459,090
                                                             -------------
Containers & Packaging -- 1.8%
Ball Corp.                                           86,600      3,181,684
Pactiv Corp.*                                       137,900      2,416,008
                                                             -------------
                                                                 5,597,692
                                                             -------------
Electric Utilities -- 1.0%

MET INVESTORS SERIES TRUST
MET/AIM MID CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS - - continued
SEPTEMBER 30, 2005 (Unaudited)
(Percentage of Net Assets)

Security
Description                                         Shares       Value
--------------------------------------------------------------------------
Wisconsin Energy Corp.                               78,100      3,117,752
                                                             -------------
Electronic Equipment & Instruments -- 5.3%
Agilent Technologies, Inc. *                        145,500      4,765,125
Amphenol Corp. - Class A                             87,900      3,545,886
Briggs & Stratton Corp.(a)                          120,800      4,178,472
Xilinx, Inc.                                        125,400      3,492,390
                                                             -------------
                                                                15,981,873
                                                             -------------
Entertainment & Leisure -- 0.4%
Nintendo Co., Ltd.                                   10,500      1,232,154
                                                             -------------
Food Products -- 2.9%
Campbell Soup Co.                                    92,500      2,751,875
ConAgra Foods, Inc.                                  67,000      1,658,250
Tate & Lyle Plc                                     531,590      4,279,485
                                                             -------------
                                                                 8,689,610
                                                             -------------
Food Retailers -- 2.3%
Kroger Co.*                                         331,200      6,819,408
                                                             -------------
Health Care Equipment & Supplies -- 5.2%
Mettler-Toledo International, Inc.*(a)               78,400      3,996,832
Pall Corp.(a)                                       129,300      3,555,750
PerkinElmer, Inc.                                   196,640      4,005,557
Techne Corp.*(a)                                     73,200      4,170,936
                                                             -------------
                                                                15,729,075
                                                             -------------
Hotels, Restaurants & Leisure -- 0.9%
Outback Steakhouse, Inc.                             77,000      2,818,200
                                                             -------------
Household Durables -- 1.9%
Ethan Allen Interiors, Inc.(a)                      107,300      3,363,855
Mohawk Industries, Inc.*                             31,600      2,535,900
                                                             -------------
                                                                 5,899,755
                                                             -------------
Industrial - Diversified -- 1.4%
ITT Industries, Inc.                                 38,500      4,373,600
                                                             -------------
Information Services -- 0.9%
The McGraw-Hill Cos., Inc.                           57,384      2,756,727
                                                             -------------
Insurance -- 2.3%
ACE, Ltd.                                            66,300      3,120,741
Axis Capital Holdings, Ltd.                         136,250      3,884,488
                                                             -------------
                                                                 7,005,229
                                                             -------------
IT Consulting & Services -- 1.1%
Reynolds and Reynolds Co. - Class A                 121,200      3,322,092
                                                             -------------
Machinery -- 2.0%
Dover Corp.                                         150,400      6,134,816
                                                             -------------
Media -- 2.6%
Belo Corp.(a)                                       171,300      3,915,918
Knight-Ridder, Inc.(a)                               67,900      3,984,372
                                                             -------------
                                                                 7,900,290
                                                             -------------
Oil & Gas -- 15.6%
BJ Services Co.                                     222,800      8,018,572
FMC Technologies, Inc.*                             131,000      5,516,410
Murphy Oil Corp.                                     66,187      3,300,746
Nabors Industries, Ltd.*                             64,200      4,611,486
Newfield Exploration Co.*                            67,300      3,304,430
Noble Corp.                                          44,400      3,039,624
Smith International, Inc.                            91,682      3,053,927
Southwestern Energy Co.*                             93,213      6,841,834
Williams Companies, Inc.                            382,300      9,576,615
                                                             -------------
                                                                47,263,644
                                                             -------------

Paper & Forest Products -- 1.4%
Georgia-Pacific Corp.                               124,900      4,254,094
                                                             -------------
Personal Products -- 1.5%
Avon Products, Inc.                                 119,200      3,218,400
The Estee Lauder Cos., Inc. - Class A                37,600      1,309,608
                                                             -------------
                                                                 4,528,008
                                                             -------------
Pharmaceuticals -- 2.2%
Forest Laboratories, Inc.*                           96,500      3,760,605
Teva Pharmaceutical Industries,
Ltd.(ADR) (a)                                        87,500      2,924,250
                                                             -------------
                                                                 6,684,855
                                                             -------------
Retail - Specialty -- 2.2%
99 Cents Only Stores*(a)                            146,000      1,350,500
Mattel, Inc.                                        309,500      5,162,460
                                                             -------------
                                                                 6,512,960
                                                             -------------
Semiconductor Equipment & Products -- 2.1%
International Rectifier Corp.*(a)                    70,400      3,173,632
National Semiconductor Corp.                        120,200      3,161,260
                                                             -------------
                                                                 6,334,892
                                                             -------------
Software -- 2.5%
Computer Associates International, Inc.             155,000      4,310,550
Diebold, Inc.                                        91,200      3,142,752
                                                             -------------
                                                                 7,453,302
                                                             -------------
Total Common Stocks (Cost $ 246,659,993)                       274,793,250
                                                             -------------
Equity Option -- 0.1%
BJ Services Co. Puts, Expire 01/21/06                56,000         92,400
Nabors Industries, Ltd. Puts, Expire
  1/21/2006                                          32,000         36,800
Williams Cos., Inc. Puts, Expire
  1/21/2006                                         195,000         78,000
                                                             -------------
Total Equity Option (Cost $476,524)                                207,200
                                                             -------------

Security                                           Par
Description                                       Amount          Value
--------------------------------------------------------------------------
Short-Term Investments -- 20.6%
State Street Bank & Trust Co.,
Repurchase Agreement, dated 9/30/05
at 3.450% to be repurchased at
$29,498,478 on 10/3/05
collateralized by 30,145,000 FHLB
4.125% due 2/15/08 with a value of
$30,083,776                                   $  29,490,000     29,490,000
State Street Navigator Securities
Lending Prime Portfolio(b)                       33,090,319     33,090,319

Total Short-Term Investments                                 -------------
(Cost $ 62,580,319)                                             62,580,319
                                                             -------------
TOTAL INVESTMENTS -- 111.2%
(Cost $ 309,716,836)                                           337,580,769

Other Assets and Liabilities (net) -- (11.2%)                  (33,885,243)
                                                             -------------
TOTAL NET ASSETS-- 100.0%                                    $ 303,695,526
                                                             =============

Portfolio Footnotes:

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $35,476,100 and $7,612,167 respectively, resulting in a net unrealized appreciation of $27,863,933.

*      Non-income producing security.

(a)    All or a portion of security out on loan.

(b) Represents investment of collateral received from securities lending transactions.

ADR  - American Depository Receipt

FHLB - Federal Home Loan Bank

Call  Options                      Expiration    Price   Contracts      Value
--------------------------------------------------------------------------------
BJ Services Co.                    01/26/2005    $1.05    (1,120)    $ (117,600)
Nabors Industries, Ltd.            01/26/2005     6.80      (320)      (217,600)
Williams Companies, Inc.           01/26/2005     2.05    (1,950)      (399,750)
                                                                     ----------
(Written Option Premium $258,299)                                    $ (734,950)
                                                                     ==========

MET INVESTORS SERIES TRUST
MET/AIM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (Unaudited)
(Percentage of Net Assets)

Security
Description                                           Shares        Value
------------------------------------------------------------------------------
Common Stocks -- 95.8%
Aerospace & Defense -- 1.0%
United Industrial Corp.(a)                            131,725   $    4,709,169
                                                                --------------
Banks -- 3.3%
East West Bancorp, Inc.(a)                            120,129        4,089,191
PrivateBancorp, Inc.(a)                                75,612        2,591,979
SVB Financial Group*(a)                                97,912        4,762,440
Texas Capital Bancshares, Inc.*                       113,366        2,397,691
Texas Regional Bancshares, Inc. - Class A(a)           85,051        2,448,618
                                                                --------------
                                                                    16,289,919
                                                                --------------
Biotechnology -- 2.0%
Millipore Corp.*(a)                                    56,735        3,568,064
Myriad Genetics, Inc.*(a)                             110,877        2,423,771
Protein Design Labs, Inc. *(a)                        140,749        3,940,972
                                                                --------------
                                                                     9,932,807
                                                                --------------
Business Services -- 0.6%
CRA International, Inc.*(a)                            68,248        2,845,259
                                                                --------------
Chemicals -- 1.5%
Rockwood Holdings, Inc.*                               99,100        1,887,855
Scotts Co. (The)  - Class A*(a)                        60,884        5,353,530
                                                                --------------
                                                                     7,241,385
                                                                --------------
Commercial Services & Supplies -- 7.7%
Advisory Board Co.*(a)                                 79,968        4,161,535
Corporate Executive Board Co.                          64,161        5,003,275
Euronet Worldwide, Inc.*(a)                           161,596        4,781,626
Gen Probe, Inc.*                                      108,533        5,366,957
Global Payments, Inc.                                  68,041        5,288,146
MPS Group, Inc.*(a)                                   291,143        3,435,487
Pediatrix Medical Group, Inc.*(a)                      60,365        4,637,239
Stericycle, Inc.*(a)                                   91,066        5,204,422
                                                                --------------
                                                                    37,878,687
                                                                --------------
Communications Equipment & Services -- 1.3%
Polycom, Inc.*(a)                                     201,114        3,252,014
SafeNet, Inc.*(a)                                      81,317        2,952,620
                                                                --------------
                                                                     6,204,634
                                                                --------------
Computers & Peripherals -- 3.0%
Catapult Communications Corp.*(a)                     114,611        2,101,966
Mercury Computer Systems, Inc.*(a)                    143,300        3,761,625
MICROS Systems, Inc.*                                  85,909        3,758,519
NETGEAR, Inc.*(a)                                     201,010        4,836,300
                                                                --------------
                                                                    14,458,410
                                                                --------------

MET INVESTORS SERIES TRUST
MET/AIM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS - - continued
SEPTEMBER 30, 2005 (Unaudited)
(Percentage of Net Assets)

Security
Description                                           Shares        Value
------------------------------------------------------------------------------
Construction Materials -- 1.9%
Eagle Materials, Inc.(a)                               55,656        6,754,969
Hughes Supply, Inc.                                    84,600        2,757,960
                                                                --------------
                                                                     9,512,929
                                                                --------------
Electrical Equipment -- 0.6%
Actuant Corp. - Class A*(a)                            64,514        3,019,255
                                                                --------------
Electronic Equipment & Instruments -- 3.9%
FARO Technologies, Inc.*(a)                           153,921        2,999,920
FLIR Systems, Inc.*(a)                                164,397        4,862,863
Imax Corp.*(a)                                        319,770        3,335,201
Thomas & Betts Corp.*(a)                              122,079        4,200,739
Trimble Navigation, Ltd.*(a)                          111,499        3,756,401
                                                                --------------
                                                                    19,155,124
                                                                --------------
Energy Equipment & Services -- 1.1%
FMC Technologies, Inc.*(a)                            123,946        5,219,366
                                                                --------------
Financial Services -- 1.4%
Affiliated Managers Group, Inc.*(a)                    51,331        3,717,391
Jeffries Group, Inc.(a)                                72,915        3,175,448
                                                                --------------
                                                                     6,892,839
                                                                --------------
Food Products -- 0.9%
United Natural Foods, Inc.*                           121,750        4,305,080
                                                                --------------
Health Care Equipment & Supplies -- 6.8%
American Medical Systems Holdings, Inc.*(a)           222,895        4,491,334
Immucor, Inc.*(a)                                     115,441        3,167,701
Integra LifeSciences Holdings*(a)                     119,797        4,583,433
Mentor Corp.(a)                                        95,864        5,273,479
NuVasive, Inc.*(a)                                    213,145        3,994,337
ResMed, Inc.*(a)                                       58,395        4,651,162
Varian, Inc.*                                          96,045        3,296,265
Wright Medical Group, Inc.*(a)                        164,293        4,054,751
                                                                --------------
                                                                    33,512,462
                                                                --------------
Health Care Providers & Services -- 3.5%
Amsurg Corp.*(a)                                      107,143        2,931,433
Centene Corp.*(a)                                      82,250        2,058,718
LifePoint Hospitals, Inc.*(a)                         107,039        4,680,815
Per-Se Technologies, Inc.*(a)                         166,056        3,430,717
VCA Antech, Inc.*(a)                                  165,641        4,227,158
                                                                --------------
                                                                    17,328,841
                                                                --------------
Homebuilders -- 0.6%
Technical Olympic USA, Inc.                           114,342        2,991,187
                                                                --------------
Hotels, Restaurants & Leisure -- 4.1%
Choice Hotels International, Inc.(a)                   76,649        4,954,591
Jack in the Box, Inc.*(a)                             118,760        3,552,112
P.F. Chang's China Bistro, Inc.*(a)                    85,632        3,838,883
Penn National Gaming, Inc.*(a)                         70,000        2,177,700
RARE Hospitality International, Inc.*                 117,469        3,018,953
Steiner Leisure, Ltd.*                                 81,006        2,751,774
                                                                --------------
                                                                    20,294,013
                                                                --------------
Household Durables -- 0.5%
Tempur-Pedic International, Inc.*(a)                  204,526        2,421,588
                                                                --------------
Household Products -- 0.8%
Church & Dwight,  Inc.(a)                             103,409        3,819,928
                                                                --------------
Insurance -- 1.5%
HCC Insurance Holdings, Inc.(a)                       128,406        3,663,423
ProAssurance Corp.*(a)                                 73,641        3,436,826
                                                                --------------
                                                                     7,100,249
                                                                --------------
Internet Software & Services -- 4.0%
Blue Coat Systems, Inc.*(a)                            50,408        2,191,740
Digitas, Inc.*(a)                                     202,300        2,298,128
F5 Networks, Inc.*(a)                                  50,201        2,182,238
Internet Security Systems, Inc.*(a)                   195,513        4,694,267
Sapient Corp.*(a)                                     484,893        3,030,581
ValueClick, Inc.*(a)                                  315,414        5,390,425
                                                                --------------
                                                                    19,787,379
                                                                --------------
Leisure Equipment & Products -- 1.4%
Marvel Entertainment, Inc.*(a)                        209,152        3,737,546
Nautilus Group, Inc.(a)                               139,296        3,074,263
                                                                --------------
                                                                     6,811,809
                                                                --------------
Machinery -- 1.9%
IDEX Corp.(a)                                          78,516        3,340,856
JLG Industries, Inc.(a)                               159,626        5,840,715
Lincoln Electric Holdings, Inc.                         1,643           64,734
                                                                --------------
                                                                     9,246,305
                                                                --------------
Media -- 1.2%
Lions Gate Entertainment Corp.*(a)                    436,352        4,162,798
Radio One, Inc. - Class D*(a)                         127,700        1,679,255
                                                                --------------
                                                                     5,842,053
                                                                --------------
Metals & Mining -- 0.8%
Carpenter Technology Corp.(a)                          70,530        4,133,763
                                                                --------------
Oil & Gas -- 7.0%
Cal Dive International, Inc.*(a)                      100,961        6,401,937
Core Laboratories N.V.*(a)                            114,196        3,683,963
Encore Aquisition Co.*(a)                             163,774        6,362,620
Range Resources Corp.(a)                              176,843        6,827,908
Superior Energy Services, Inc.*                       127,057        2,933,746
Unit Corp.*                                           104,799        5,793,289
Whiting Petroleum Corp.*                               52,800        2,314,752
                                                                --------------
                                                                    34,318,215
                                                                --------------
Pharmaceuticals -- 4.1%
Amylin Pharmaceuticals, Inc.*(a)                      131,621        4,579,094
Encysive Pharmaceuticals, Inc.*(a)                    210,967        2,485,191
First Horizon Pharmaceutical Corp.*(a)                173,109        3,439,676
MGI Pharma, Inc.*(a)                                  150,187        3,500,859
Nektar Therapeutics*(a)                               135,044        2,288,996
United Therapeutics Corp.*(a)                          54,362        3,794,468
                                                                --------------
                                                                    20,088,284
                                                                --------------
Real Estate -- 1.3%
BioMed Reality Trust, Inc. (REIT)                      68,559        1,700,263
Pan Pacific Retail Properties, Inc. (REIT)(a)          67,107        4,422,352
                                                                --------------
                                                                     6,122,615
                                                                --------------
Retail - Specialty -- 6.6%
BJ's Wholesale Club, Inc.*(a)                         125,917        3,500,492
Children's Place Retail Stores, Inc.*(a)               90,800        3,236,112
Guitar Center, Inc.*(a)                                62,855        3,470,224
Jos. A. Bank Clothiers, Inc.*(a)                      116,167        5,020,738
MSC Industrial Direct Co., Inc. - Class A             150,892        5,005,088
RC2 Corp.*(a)                                          87,955        2,969,361
Regis Corp.(a)                                         93,245        3,526,526
Toro Co. (The)(a)                                      72,400        2,661,424
Wolverine World Wide, Inc.(a)                         134,733        2,836,130
                                                                --------------
                                                                    32,226,095
                                                                --------------
Semiconductor Equipment & Products -- 5.9%
Cirrus Logic, Inc.*(a)                                334,187        2,536,479
Emulex Corp.*(a)                                      183,089        3,700,229
FormFactor, Inc.*(a)                                  155,518        3,548,921
Genesis Microchip, Inc.*(a)                            96,790        2,124,540
Microsemi Corp.*(a)                                   272,992        6,972,216
Sigmatel, Inc.*(a)                                    105,898        2,143,376
Tessera Technologies, Inc.*                           127,161        3,803,385
Varian Semiconductor Equipment
Associates, Inc.*(a)                                   98,431        4,170,521
                                                                --------------
                                                                    28,999,667
                                                                --------------
Software -- 7.1%
ANSYS, Inc.*(a)                                        66,796        2,570,978
Avid Technology, Inc.*(a)                              66,796        2,765,354
Blackboard, Inc.*(a)                                  156,618        3,917,016
Cerner Corp.*(a)                                       51,673        4,491,934
Epicor Software Corp.*(a)                             271,229        3,525,977
Kronos, Inc.*(a)                                       88,059        3,930,954
Macromedia, Inc.*(a)                                  119,175        4,846,847
MicroStrategy, Inc. - Class A*(a)                      81,213        5,708,462
Websense, Inc.*(a)                                     56,631        2,900,074
                                                                --------------
                                                                    34,657,596
                                                                --------------
Telecommunication Services - Wireless -- 2.3%
Alamosa Holdings, Inc.*(a)                            382,002        6,536,054
NeuStar, Inc. - Class A*(a)                            32,672        1,045,178
SBA Communications Corp.*                             236,000        3,636,760
                                                                --------------
                                                                    11,217,992
                                                                --------------
Textiles, Apparel & Luxury Goods -- 0.7%
Warnaco Group, Inc. (The)*                            159,069        3,485,202
                                                                --------------
Transportation -- 3.5%
Forward Air Corp.(a)                                   86,762        3,196,312
Heartland Express, Inc.(a)                            124,300        2,528,262
Kirby Corp.*(a)                                        55,076        2,722,407
Knight Transportation, Inc.(a)                        106,800        2,601,648
Old Dominion Freight Line, Inc.*(a)                    90,133        3,018,554
Swift Transportation Co., Inc.*(a)                    181,100        3,205,470
                                                                --------------
                                                                    17,272,653
                                                                --------------
Total Common Stocks (Cost $ 405,966,150)                           469,342,759
                                                                --------------

Security                                            Par
Description                                        Amount            Value
------------------------------------------------------------------------------
Short-Term Investments -- 29.9%
State Street Bank & Trust Co.,
Repurchase Agreement, dated 9/30/05
at 3.450% to be repurchased at
$20,113,781 on 10/3/05
collateralized by 19,770,000 FNMA
5.750% due 2/15/08 with a value of
$20,511,375                                    $   20,108,000       20,108,000
State Street Navigator Securities
Lending Prime Portfolio(b)                        126,474,569      126,474,569
                                                                --------------
Total Short-Term Investments
(Cost $ 146,582,569)                                               146,582,569
                                                                --------------
TOTAL INVESTMENTS --  125.7%
(Cost $ 552,548,719)                                               615,925,328

Other Assets and Liabilities (net) -- (25.7%)                     (126,054,362)
                                                                --------------
TOTAL NET ASSETS-- 100.0%                                       $  489,870,966
                                                                ==============

Portfolio Footnotes:

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $77,782,974 and $14,406,365 respectively, resulting in a net unrealized appreciation of $63,376,609.

*    Non-income producing security.

(a)  All or a portion of security out on loan.

(b) Represents investment of collateral received from securities lending transactions.

ADR  - American Depositary Receipt

FNMA - Federal National Mortgage Association

MET INVESTORS SERIES TRUST
GOLDMAN SACHS MID-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (Unaudited)
(Percentage of Net Assets)

Security
Description                                           Shares        Value
------------------------------------------------------------------------------
Common Stocks -- 94.7%
Aerospace & Defense -- 2.4%
Alliant Techsystems, Inc.*                             60,029   $    4,481,165
Rockwell Collins, Inc.                                 96,159        4,646,403
                                                                --------------
                                                                     9,127,568
                                                                --------------
Auto Components -- 1.1%
Autoliv, Inc.                                          54,320        2,362,920
Lear Corp.                                             57,297        1,946,379
                                                                --------------
                                                                     4,309,299
                                                                --------------
Banks -- 7.2%
Commerce Bancshares, Inc.                              42,005        2,162,417
FirstMerit Corp.                                      156,074        4,181,223
Keycorp                                               102,621        3,309,527
M&T Bank Corp.                                         64,480        6,816,181
Northern Trust Corp.                                   77,082        3,896,495
Zions Bancorporation                                   92,138        6,561,147
                                                                --------------
                                                                    26,926,990
                                                                --------------
Beverages -- 0.5%
Pepsi Bottling Group, Inc.                             61,845        1,765,675
                                                                --------------
Biotechnology -- 1.5%
MedImmune, Inc.*                                      170,029        5,721,476
                                                                --------------
Chemicals -- 2.8%
Agrium, Inc.                                          125,214        2,750,951
Carlisle Cos., Inc.                                    36,419        2,315,156
Chemtura Corp.                                        104,180        1,293,916
Rohm & Haas Co.                                        98,237        4,040,488
                                                                --------------
                                                                    10,400,511
                                                                --------------
Commercial Services & Supplies -- 2.8%
Republic Services, Inc.                               110,962        3,915,849
Xerox Corp.*                                          131,520        1,795,248
Zebra Technologies Corp. - Class A*                   123,985        4,846,574
                                                                --------------
                                                                    10,557,671
                                                                --------------
Computer Hardware -- 0.7%
CDW Corp.                                              42,387        2,497,442
                                                                --------------
Diversified Energy -- 3.5%
CMS Energy Corp.*                                      49,717          817,845
PNM Resources, Inc.                                    49,562        1,420,942
Public Service Enterprise Group, Inc.                  14,430          928,715
Western Gas Resources, Inc.                            55,666        2,851,769
Williams Cos., Inc. (The)                             282,334        7,072,467
                                                                --------------
                                                                    13,091,738
                                                                --------------
Drugs -- 1.1%
Charles River Laboratories International, Inc.*        90,993        3,969,115
                                                                --------------
Electric Utilities -- 9.5%
Edison International                                  138,598        6,552,913
Entergy Corp.                                          92,956        6,908,490
FirstEnergy Corp.                                      46,014        2,398,250

MET INVESTORS SERIES TRUST
GOLDMAN SACHS MID-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS - - continued
SEPTEMBER 30, 2005 (Unaudited)
(Percentage of Net Assets)

Security
Description                                           Shares         Value
------------------------------------------------------------------------------
PG&E Corp.                                            190,191        7,464,997
PPL Corp.                                             299,350        9,677,985
Wisconsin Energy Corp.                                 68,575        2,737,514
                                                                --------------
                                                                    35,740,149
                                                                --------------
Financials - Diversified -- 3.4%
American Capital Strategies, Ltd.                      44,859        1,644,531
Bear Stearns Cos., Inc.                                49,731        5,457,977
CIT Group, Inc.                                       127,197        5,746,761
                                                                --------------
                                                                    12,849,269
                                                                --------------
Food Products -- 2.0%
Archer-Daniels-Midland Co.                            147,122        3,628,029
Smithfield Foods, Inc.*                               128,921        3,826,375
                                                                --------------
                                                                     7,454,404
                                                                --------------
Health Care Providers & Services -- 2.5%
Apria Healthcare Group, Inc.*                         108,980        3,477,552
Health Net, Inc.*                                     121,035        5,727,376
                                                                --------------
                                                                     9,204,928
                                                                --------------
Hotels, Restaurants & Leisure -- 1.6%
Harrah's Entertainment, Inc.                           90,680        5,911,429
                                                                --------------
Household Durables -- 3.9%
Lennar Corp. - Class A                                108,509        6,484,498
Mohawk Industries, Inc.*                               62,410        5,008,402
Stanley Works                                          63,410        2,959,979
                                                                --------------
                                                                    14,452,879
                                                                --------------
Household Products -- 2.3%
Clorox Company (The)                                   76,101        4,226,649
Newell Rubbermaid, Inc.                               192,398        4,357,815
                                                                --------------
                                                                     8,584,464
                                                                --------------
Insurance -- 7.8%
Ambac Financial Group, Inc.                            93,983        6,772,415
Everest Re Group, Ltd.                                 52,596        5,149,149
PartnerRe, Ltd.                                        53,864        3,449,989
PMI Group, Inc. (The)                                  70,198        2,798,794
RenaissanceRe Holdings, Ltd.                           89,041        3,893,763
Torchmark Corp.                                        82,863        4,377,652
Willis Group Holdings, Ltd.                            74,876        2,811,594
                                                                --------------
                                                                    29,253,356
                                                                --------------
Internet Software & Services -- 0.7%
Avocent Corp.*                                         83,993        2,657,538
                                                                --------------
IT Consulting & Services -- 3.3%
BearingPoint, Inc.*                                   497,808        3,778,363
Ingram Micro, Inc.*                                   164,858        3,056,467
Tech Data Corp.*                                       82,572        3,031,218
WebMD Corp.*                                          212,237        2,351,586
                                                                --------------
                                                                    12,217,634
                                                                --------------
Media -- 2.8%
Dow Jones & Co., Inc.                                 160,749        6,139,004
Lamar Advertising Co. - Class A*                       95,468        4,330,429
                                                                --------------
                                                                    10,469,433
                                                                --------------
Metals -- 0.5%
Allegheny Technologies, Inc.                           32,897        1,019,149
Carpenter Technology Corp.                             14,643          858,226
                                                                --------------
                                                                     1,877,375
                                                                --------------
Oil & Gas -- 11.1%
AGL Resources, Inc.                                   192,901        7,158,556
BJ Services Co.                                       194,236        6,990,553
Energen Corp.                                          22,922          991,606
EOG Resources, Inc.                                   150,473       11,270,428
Frontier Oil Corp.                                     51,048        2,263,979
Noble Energy, Inc.                                    156,820        7,354,858
Range Resources Corp.                                 147,097        5,679,415
                                                                --------------
                                                                    41,709,395
                                                                --------------
Paper & Packaging -- 0.8%
Packaging Corp. of America                            147,322        2,859,520
                                                                --------------
Parts & Equipment -- 2.8%
American Standard Cos., Inc.                          120,538        5,611,044
Cooper Industries, Ltd. - Class A                      67,824        4,689,351
                                                                --------------
                                                                    10,300,395
                                                                --------------
Real Estate -- 7.0%
Apartment Investment & Management Co.
(REIT) - Class A                                      116,192        4,505,926
Developers Diversified Realty Corp. (REIT)             89,976        4,201,879
Equity Residential (REIT)                              46,962        1,777,512
Healthcare Realty Trust, Inc. (REIT)                   22,964          921,775
istar Financial, Inc. (REIT)                          165,323        6,684,009
Plum Creek Timber Co., Inc. (REIT)                    134,755        5,108,562
Prentiss Properties Trust (REIT)                       73,096        2,967,697
                                                                --------------
                                                                    26,167,360
                                                                --------------
Retail - Multiline -- 3.2%
Federated Department Stores, Inc.                      98,508        6,587,230
J.C. Penney Co., Inc.                                 115,939        5,497,827
                                                                --------------
                                                                    12,085,057
                                                                --------------
Retail - Specialty -- 1.2%
Ross Stores, Inc.                                      91,122        2,159,592
Talbots, Inc.                                          81,110        2,426,811
                                                                --------------
                                                                     4,586,403
                                                                --------------
Semiconductor Equipment & Products -- 1.3%
Amphenol Corp. - Class A                               33,612        1,355,908
Freescale Semiconductor, Inc.*                         68,344        1,599,933
Tessera Technologies, Inc.*                            63,392        1,896,055
                                                                --------------
                                                                     4,851,896
                                                                --------------
Software -- 1.1%
Activision, Inc.*                                     201,436        4,119,366
                                                                --------------
Tobacco -- 0.8%
Reynolds American Inc.                                 36,189        3,004,411
                                                                --------------
Transportation -- 1.5%
Norfolk Southern Corp.                                 72,368        2,935,246
Teekay Shipping Corp.                                  61,726        2,657,304
                                                                --------------
                                                                     5,592,550
                                                                --------------
Total Common Stocks (Cost $ 313,771,513)                           354,316,696
                                                                --------------

Security                                             Par
Description                                         Amount           Value
------------------------------------------------------------------------------
Short-Term Investments -- 5.5%
State Street Bank & Trust Co.,
Repurchase Agreement, dated 09/30/2005 at
2.450% to be repurchased at $20,428,170
on 10/03/05 collateralized by $20,785,000
FHLMC 4.125% due 11/18/09
with a value of $20,836,963
(Cost $20,424,000)                              $  20,424,000       20,424,000
                                                                --------------
TOTAL INVESTMENTS -- 100.2%
(Cost $ 334,195,513)                                               374,740,696

Other Assets and Liabilities (net) -- (0.2%)                          (575,357)
                                                                --------------
TOTAL NET ASSETS -- 100.0%                                      $  374,165,339
                                                                ==============

Portfolio Footnotes:

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $45,126,815 and $4,581,632 respectively, resulting in a net unrealized appreciation of $40,545,183.

*       Non-income producing security.

REIT  - Real Estate Investment Trust

FHLMC - Federal Home Loan Mortgage Corp.

MET INVESTORS SERIES TRUST
HARRIS OAKMARK INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (Unaudited)
(Percentage of Net Assets)

Security
Description                                          Shares          Value
--------------------------------------------------------------------------------
Common Stocks -- 94.1%
Australia -- 2.1%
Australia & New Zealand Banking
Group, Ltd.(a)                                      1,350,000   $     24,770,274
                                                                ----------------
France -- 9.9%
BNP Paribas S.A.(a)                                   226,500         17,282,991
L'Oreal S.A.(a)                                       205,700         16,017,557
Neopost S.A.(a)                                       145,000         14,105,959
Pernod-Ricard S.A.(a)                                  46,300          8,208,954
Publicis Groupe(a)                                    756,000         24,155,757
Sanofi-Aventis S.A.(a)                                118,035          9,796,852
Societe Television Francaise 1                        111,000          2,955,587
Total S.A.(a)                                          32,500          8,868,158
Vivendi Universal S.A.(a)                             533,600         17,493,530
                                                                ----------------
                                                                     118,885,345
                                                                ----------------
Germany -- 7.9%
Bayerische Motoren Werke (BMW) AG(a)                  805,800         37,979,446
Deutsche Boerse AG(a)                                 284,000         27,240,885
Hannover Rueckversicherung AG(a)                      226,600          7,875,788
Henkel KGaA                                           256,000         21,920,052
                                                                ----------------
                                                                      95,016,171
                                                                ----------------
Hong Kong -- 0.4%
Giordano International, Ltd.(a)                     6,384,000          4,407,320
                                                                ----------------
Ireland -- 2.7%
Bank of Ireland                                     2,067,000         32,672,296
                                                                ----------------
Israel -- 0.6%
Orbotech, Ltd.*                                       265,000          6,630,300
                                                                ----------------
Italy -- 3.6%
Banco Popolare di Verona e Novara
Scrl(a)                                               672,500         12,724,224
Bulgari S.p.A.(a)                                     737,000          8,324,373
San Paolo IMI S.p.A.(a)                               325,000          5,066,703
UniCredito Italiano S.p.A.(a)                       2,974,000         16,827,330
                                                                ----------------
                                                                      42,942,630
                                                                ----------------
Japan -- 14.8%
Daiwa Securities Group, Inc.(a)                     2,889,000         22,808,951
Honda Motor Co., Ltd.(a)                              392,500         22,264,336
Kao Corp.(a)                                          295,000          7,313,838
Meitec Corp.(a)                                       432,800         13,901,257
NTT DoCoMo, Inc.                                       19,400         34,842,229
Rohm Co., Ltd.(a)                                     214,000         18,641,933
Takeda Pharmaceutical Co., Ltd.(a)                    628,000         37,532,367
Uni-Charm Corp.(a)                                    446,000         19,326,000
                                                                ----------------
                                                                     176,630,911
                                                                ----------------
Mexico -- 1.1%
Grupo Televisa, S.A. (ADR)                            187,000         13,409,770
                                                                ----------------

MET INVESTORS SERIES TRUST
HARRIS OAKMARK INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS - - continued
SEPTEMBER 30, 2005 (Unaudited)
(Percentage of Net Assets)

Security
Description                                           Shares            Value
--------------------------------------------------------------------------------
Netherlands -- 7.6%
Akzo Nobel N.V.(a)                                    614,000         26,868,366
Euronext N.V.(a)                                      775,600         34,261,397
Heineken Holding N.V.(a)                              523,000         15,470,767
Heineken N.V.                                          64,375          2,074,008
Koninklijke (Royal) Philips
Electronics N.V.                                      480,000         12,808,187
                                                                ----------------
                                                                      91,482,725
                                                                ----------------
Singapore -- 0.9%
United Overseas Bank, Ltd.                          1,260,400         10,534,469
United Overseas Land, Ltd.(a)                         126,040            174,500
                                                                ----------------
                                                                      10,708,969
                                                                ----------------
South Korea -- 7.4%
Kookmin Bank                                          420,800         24,915,104
KT&G Corp.                                            330,000         14,309,530
Lotte Chilsung Beverage Co., Ltd.                      12,805         12,207,702
SK Telecom Co., Ltd.                                  188,200         36,736,804
                                                                ----------------
                                                                      88,169,140
                                                                ----------------
Switzerland -- 14.1%
Credit Suisse Group(a)                                543,000         24,160,486
Givaudan S.A.(a)                                       27,620         17,773,741
Lonza Group AG(a)                                     339,700         20,149,355
Nestle S.A.(a)                                        119,500         35,163,031
Novartis AG                                           602,500         30,702,563
Swatch Group AG                                       802,200         22,798,319
Syngenta AG*                                          168,300         17,706,687
                                                                ----------------
                                                                     168,454,182
                                                                ----------------
United Kingdom -- 21.0%
Aegis Group Plc                                     6,707,500         16,608,677
Associated British Ports Holdings Plc               2,423,000         22,550,668
BP Plc                                              1,059,000         12,560,347
British Sky Broadcasting Group Plc                  1,983,000         19,679,644
Cadbury Schweppes Plc                               2,331,000         23,612,538
Diageo Plc                                          2,450,000         35,361,710
GlaxoSmithKline Plc                                 1,632,000         41,698,181
Johnston Press Plc                                    641,000          5,639,628
Lloyds TSB Group Plc                                2,522,200         20,884,675
Michael Page International Plc                      2,390,000         10,414,181
Signet Group Plc                                   12,635,000         23,010,418
Vodafone Group Plc                                  7,655,000         19,999,062
                                                                ----------------
                                                                     252,019,729
                                                                ----------------
Total Common Stocks (Cost $ 907,245,566)                           1,126,199,762
                                                                ----------------

Security                                             Par
Description                                         Amount            Value
-------------------------------------------------------------------------------
Short-Term Investments -- 27.9%
State Street Bank & Trust Co.,
Repurchase Agreement, dated
09/30/05 at 2.45% to be repurchased
at $64,064,077 on 10/03/05
collaterized by $65,255,000 FHLB at
3.59% due 06/02/06 with a value of
  $65,336,569                                  $   64,051,000        64,051,000
State Street Navigator Securities
Lending Prime Portfolio(b)                        270,144,686       270,144,686
Total Short-Term Investments                                    ---------------
(Cost $ 334,195,686)                                                334,195,686
                                                                ---------------
TOTAL INVESTMENTS --  122.0%
(Cost $ 1,241,441,252)                                            1,460,395,448
Other Assets and Liabilities (net) -- (22.0%)                      (263,080,232)
                                                                ---------------
TOTAL NET ASSETS -- 100.0%                                      $ 1,197,315,216
                                                                ===============

Portfolio Footnotes:

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $221,763,936 and $2,809,073 respectively, resulting in a net unrealized appreciation of $218,954,863.

*      Non-income producing security.

(a)    All or a portion of security out on loan.

(b) Represents investment of collateral received from securities lending transactions.

ADR  - American Depositary Receipt

FHLB - Federal Home Loan Bank

Forward Foreign Currency Contracts to Buy:

                                                                                       Net Unrealized
                                                        Value at        In Exchange     Appreciation/
            Settlement Date   Contracts to Deliver  September 30, 2005   for U.S.$     (Depreciation)
            ---------------   --------------------  ------------------  ------------   --------------
              11/16/2005      51,500,000       CHF        $ 40,120,617  $ 40,436,558      $ (315,941)
              11/17/2005       8,500,000       CHF           6,622,472     6,674,781         (52,309)
               1/18/2006       9,000,000       CHF           7,052,451     7,106,591         (54,140)
                                                                                          ----------
                                                                                          $ (422,390)
                                                                                          ==========

Forward Foreign Currency Contracts to Sell:

                                                                                       Net Unrealized
                                                        Value at         In Exchange    Appreciation/
            Settlement Date   Contracts to Deliver  September 30, 2005    for U.S.$    (Depreciation)
            ---------------   --------------------  ------------------   ------------  --------------
              11/16/2005      51,500,000       CHF        $ 40,120,616   $ 44,394,638    $  4,274,022
              11/17/2005      29,400,000       CHF          22,905,962     25,406,153       2,500,191
              11/22/2005      22,000,000       CHF          17,148,576     19,133,762       1,985,186
               12/7/2005      14,900,000       CHF          11,630,425     13,288,148       1,657,723
               1/18/2006       9,000,000       CHF           7,052,451      7,558,579         506,128
              11/28/2005       9,900,000       GBP          17,501,235     18,253,125         751,890
               12/7/2005       9,500,000       GBP          16,793,007     18,041,450       1,248,443
               12/9/2005      11,100,000       GBP          19,621,068     21,202,110       1,581,042
                                                                                         ------------
                                                                                         $ 14,504,625
                                                                                         ============

MET INVESTORS SERIES TRUST
JANUS AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (Unaudited)
(Percentage of Net Assets)

Security
Description                                            Shares        Value
--------------------------------------------------------------------------------
Common Stocks -- 94.9%
Aerospace & Defense -- 1.0%
Boeing Co.                                             106,815   $     7,258,079
                                                                 ---------------
Air Freight & Logistics -- 2.2%
C.H. Robinson Worldwide, Inc. (a)                      109,595         7,027,232
United Parcel Service, Inc. - Class B                  129,440         8,948,187
                                                                 ---------------
                                                                      15,975,419
                                                                 ---------------
Automobiles -- 2.0%
Harley-Davidson, Inc.                                  148,300         7,183,652
Thor Industries, Inc.(a)                               206,540         7,022,360
                                                                 ---------------
                                                                      14,206,012
                                                                 ---------------
Banks -- 0.9%
UCBH Holdings, Inc.(a)                                 354,370         6,492,058
                                                                 ---------------
Biotechnology -- 1.4%
Invitrogen Corp.*                                      129,225         9,721,597
                                                                 ---------------
Commercial Services & Supplies -- 2.3%
CoStar Group, Inc.*(a)                                 104,315         4,873,597
First Data Corp.                                       106,550         4,262,000
Stericycle, Inc.*(a)                                   124,415         7,110,317
                                                                 ---------------
                                                                      16,245,914
                                                                 ---------------
Communications Equipment -- 2.2%
Corning, Inc.*                                         171,780         3,320,507
Research In Motion, Ltd.*                              178,055        12,178,962
                                                                 ---------------
                                                                      15,499,469
                                                                 ---------------
Computers & Peripherals -- 3.3%
Apple Computer, Inc.*                                  130,965         7,021,034
Dell, Inc.*                                            168,545         5,764,239
Hewlett-Packard Co.                                    278,140         8,121,688
Lenovo Group, Ltd.                                   5,884,000         2,851,686
                                                                 ---------------
                                                                      23,758,647
                                                                 ---------------
Containers & Packaging -- 0.9%
Ball Corp.                                             184,035         6,761,446
                                                                 ---------------
Cosmetics & Personal Care -- 1.0%
Estee Lauder Cos., Inc. - Class A                      203,020         7,071,187
                                                                 ---------------
Electric Utilities -- 0.8%
AES Corp. (The)*                                       370,720         6,090,930
                                                                 ---------------
Electronic Equipment & Instruments -- 1.1%
Samsung Electronics Co.                                 18,250         7,952,562
                                                                 ---------------
Energy Equipment & Services -- 0.5%
Halliburton Co.                                         27,540         1,887,041
Reliant Energy, Inc.*(a)                                96,625         1,491,890
                                                                 ---------------
                                                                       3,378,931
                                                                 ---------------
Financials - Diversified -- 2.0%
Chicago Mercantile Exchange Holdings, Inc.               6,710         2,263,283

MET INVESTORS SERIES TRUST
JANUS AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS - - continued
SEPTEMBER 30, 2005 (Unaudited)
(Percentage of Net Assets)

Security
Description                                            Shares            Value
--------------------------------------------------------------------------------
Deutsche Boerse AG                                      36,927         3,541,986
MBIA, Inc.                                             136,180         8,255,232
                                                                 ---------------
                                                                      14,060,501
                                                                 ---------------
Financial Services -- 0.4%
Credit Saison Co., Ltd.                                 57,600         2,535,857
                                                                 ---------------
Food & Drug Retailing -- 2.5%
Whole Foods Market, Inc.                               134,005        18,016,972
                                                                 ---------------
Health Care Equipment & Supplies -- 6.6%
Cooper Cos., Inc. (The)                                 65,075         4,985,396
Intuitive Surgical, Inc.*(a)                           131,275         9,621,145
Kyphon, Inc.*(a)                                       107,605         4,728,163
Medtronic, Inc.                                        144,745         7,761,227
Patterson Cos., Inc.*(a)                               205,235         8,215,557
Varian Medical Systems, Inc.*                          298,475        11,792,747
                                                                 ---------------
                                                                      47,104,235
                                                                 ---------------
Health Care Providers & Services -- 7.7%
Cardinal Health, Inc.                                   95,900         6,083,896
Cerner Corp.*(a)                                        60,385         5,249,268
Coventry Health Care, Inc.*                            146,755        12,623,865
Manor Care, Inc.                                       114,995         4,416,958
Neurocrine Biosciences, Inc.*(a)                       225,915        11,112,759
UnitedHealth Group, Inc.                               279,820        15,725,884
                                                                 ---------------
                                                                      55,212,630
                                                                 ---------------
Hotels, Restaurants & Leisure -- 2.6%
Four Seasons Hotels, Inc.(a)                           262,910        15,091,034
Harrah's Entertainment, Inc.                            48,965         3,192,028
                                                                 ---------------
                                                                      18,283,062
                                                                 ---------------
Household Durables -- 1.0%
Harman International Industries, Inc.                   70,015         7,160,434
                                                                 ---------------
Household Products -- 1.8%
Procter & Gamble Co.                                   127,995         7,610,583
Reckitt Benckiser Plc                                  165,812         5,072,803
                                                                 ---------------
                                                                      12,683,386
                                                                 ---------------
Insurance -- 0.5%
American International Group, Inc.                      53,875         3,338,095
                                                                 ---------------
Internet Software & Services -- 5.8%
eBay, Inc.*                                            211,335         8,707,002
Expedia, Inc*(a)                                        14,734           291,881
Google, Inc.*                                           16,375         5,182,032
Juniper Networks, Inc.*                                252,060         5,996,507
Yahoo!, Inc.*                                          632,265        21,395,848
                                                                 ---------------
                                                                      41,573,270
                                                                 ---------------
Manufacturing -- 0.1%
Melco, Inc.                                            661,000           782,288
                                                                 ---------------
Oil & Gas -- 4.6%
BP Plc (ADR)                                            93,620         6,632,977
EOG Resources, Inc.                                    135,550        10,152,695
Exxon Mobil Corp.                                      107,355         6,821,337
Transocean, Inc.*                                      154,585         9,477,606
                                                                 ---------------
                                                                      33,084,615
                                                                 ---------------
Pharmaceuticals -- 15.8%
Alcon, Inc.                                            118,865        15,200,456
Caremark Rx, Inc.*                                     155,005         7,739,400
Celgene Corp.*(a)                                      463,750        25,190,900
Esprit Holdings, Ltd.                                1,005,000         7,532,459
Genentech, Inc.*                                       135,940        11,447,507
Roche Holding AG                                       148,001        20,659,182
Sanofi-Synthelabo S.A.                                  73,576         6,106,775
Teva Pharmaceutical Industries, Ltd. (ADR)(a)          369,490        12,348,356
United Therapeutics Corp.*(a)                           95,570         6,670,786
                                                                 ---------------
                                                                     112,895,821
                                                                 ---------------
Retail - Multiline -- 1.2%
Nordstrom, Inc.                                        250,115         8,583,947
                                                                 ---------------
Retail - Specialty -- 1.3%
Tiffany & Co.                                          227,225         9,036,738
                                                                 ---------------
Semiconductor Equipment & Products -- 3.8%
Advanced Micro Devices, Inc.*(a)                       111,730         2,815,596
Broadcom Corp. - Class A*                              121,855         5,716,218
KLA-Tencor Corp.                                       127,600         6,221,776
Maxim Integrated Products, Inc.                        150,710         6,427,782
Novellus Systems, Inc.                                 116,205         2,914,421
Texas Instruments, Inc.                                 96,710         3,278,469
                                                                  --------------
                                                                      27,374,262
                                                                  --------------
Software -- 9.5%
Adobe Systems, Inc.                                    376,290        11,232,257
Citrix Systems, Inc.*(a)                               148,695         3,738,192
Electronic Arts, Inc.*                                 150,410         8,556,825
EMC Corp.*                                             527,845         6,830,314
Infosys Technologies, Ltd. (ADR)(a)                     49,285         3,660,890
Microsoft Corp.                                        153,210         3,942,093
NAVTEQ Corp.*                                          252,230        12,598,889
Oracle Corp.*                                          561,140         6,952,525
SAP AG (ADR)                                           231,780        10,043,027
                                                                  --------------
                                                                      67,555,012
                                                                  --------------
Telecommunication Services - Diversified -- 2.7%
Cisco Systems, Inc.*                                   694,670        12,455,433
Linear Technology Corp.                                 88,485         3,326,151
Motorola, Inc.                                         160,525         3,545,998
                                                                  --------------
                                                                      19,327,582
                                                                  --------------
Telecommunication Services - Wireless -- 3.4%
Amdocs, Ltd.*                                          397,850        11,032,380
China Mobile (Hong Kong), Ltd.                       1,240,000         6,102,466
China Mobile (Hong Kong), Ltd. (ADR)(a)                 21,000           517,440
Crown Castle International Corp.*                      280,585         6,910,809
                                                                  --------------
                                                                      24,563,095
                                                                  --------------
Textiles, Apparel & Luxury Goods -- 1.3%
NIKE, Inc. - Class B                                   110,125         8,995,010
                                                                  --------------
U.S. Government Agency -- 0.7%
Federal National Mortgage Association                  117,310         5,257,834
                                                                  --------------
Total Common Stocks (Cost $ 587,067,284)                             677,836,897
                                                                  --------------

Security                                               Par
Description                                           Amount         Value
-------------------------------------------------------------------------------
Short-Term Investment -- 18.2%
Commerical Paper -- 18.2%
State Street Navigator Securities
Lending Prime Portfolio(b)                          97,825,680       97,825,680
UBS Finance (Delaware), Inc.,
3.860%, due 10/03/05                                32,400,000       32,393,052
                                                                 --------------
Total Short-Term Investment (Cost $130,218,732)                     130,218,732
                                                                 --------------
TOTAL INVESTMENTS --  113.1%
(Cost $ 717,286,016)                                                808,055,629

Other Assets and Liabilities (net) -- (13.1%)                       (93,537,400)
                                                                 --------------
TOTAL NET ASSETS -- 100.0%                                       $  714,518,229
                                                                 ==============

Portfolio Footnotes:

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $99,778,250 and $9,008,637 respectively, resulting in a net unrealized appreciation of $90,769,613.

*      Non-income producing security.

(a)    All or a portion of security out on loan.

(b) Represents investment of collateral received from securities lending transactions.

ADR  - American Depositary Receipt.

MET INVESTORS SERIES TRUST
LORD ABBETT AMERICA'S VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (Unaudited)
(Percentage of Net Assets)

Security                                               Par
Description                                            Amount         Value
-------------------------------------------------------------------------------
Domestic Bonds & Debt Securities -- 21.4%
Auto Components -- 0.3%
Cooper Standard Automotive
8.375%, due 12/15/14 (144A) (a)                    $   100,000   $       84,500

Stanadyne Corp.
10.000%, due 08/15/14                                   75,000           74,625
Williams Scotsman, Inc.
8.500%, due 10/01/15 (144A) (a)                         50,000           50,875
                                                                 --------------
                                                                        210,000
                                                                 --------------
Chemicals -- 0.6%
Crompton Corp.
9.875%, due 08/01/12                                   125,000          142,968
Equistar Chemicals LP
7.550%, due 02/15/26                                   125,000          120,469
Nalco Co.
8.875%, due 11/15/13                                   100,000          103,125
                                                                 --------------
                                                                        366,562
                                                                 --------------
Commercial Services & Supplies -- 0.2%
Iron Mountain, Inc.
6.625%, due 01/01/16                                   150,000          141,750
                                                                 --------------
Containers & Packaging -- 0.7%
Crown Cork & Seal, Inc.
7.375%, due 12/15/26                                   150,000          143,250
Graham Packaging Co. LP
9.875%, due 10/15/14                                   100,000           96,500
Rayovac Corp.
8.500%, due 10/01/13                                   100,000           97,000
Stone Container Finance Co.
7.375%, due 07/15/14                                   150,000          134,250
                                                                 --------------
                                                                        471,000
                                                                 --------------
Energy Equipment & Services -- 0.5%
Dynegy Holdings, Inc.
6.875%, due 04/01/11                                   150,000          147,375
Hornbeck Offshore Services, Inc.
6.125%, due 12/01/14                                   150,000          149,625
                                                                 --------------
                                                                        297,000
                                                                 --------------
Financials - Diversified -- 1.1%
Ford Motor Credit Co.
7.375%, due 10/28/09                                   300,000          290,033
General Motors Acceptance Corp
7.250%, due 03/02/11                                   425,000          395,630
                                                                 --------------
                                                                        685,663
                                                                 --------------
Food & Drug Retailing -- 0.5%
Stater Brothers Holdings, Inc.
8.125%, due 06/15/12                                   300,000          297,750
                                                                 --------------
Food Products -- 0.4%
Chiquita Brands International, Inc.
7.500%, due 11/01/14                                   110,000          104,225
Landry's Restaurants, Inc.
7.500%, due 12/15/14                                    55,000           52,525

MET INVESTORS SERIES TRUST
LORD ABBETT AMERICA'S VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS - - continued
SEPTEMBER 30, 2005 (Unaudited)
(Percentage of Net Assets)

Security                                                Par
Description                                            Amount            Value
--------------------------------------------------------------------------------
Rite Aid Corp.
8.125%, due 05/01/10                                   125,000          128,125
                                                                 --------------
                                                                        284,875
                                                                 --------------
Health Care Providers & Services -- 0.3%
Ameripath, Inc.
10.500%, due 04/01/13                                   75,000           78,375
DaVita, Inc.
7.250%, due 03/15/15                                   125,000          127,344
Tenet Healthcare Corp.
9.875%, due 07/01/14                                   125,000          131,250
9.250%, due 02/01/15 (144A) (a)                        250,000          253,750
                                                                 --------------
                                                                        590,719
                                                                 --------------
Hotels, Restaurants & Leisure -- 0.9%
Hard Rock Hotel, Inc.
8.875%, due 06/01/13                                   100,000          107,750
Hilton Hotels Corp.
3.375%, due 04/15/23                                   150,000          171,937
LCE Holdings, Inc.
9.000%, due 08/01/14                                   350,000          342,125
River Rock Entertainment Authority
9.750%, due 11/01/11                                    50,000           55,750
Wynn Las Vegas LLC
6.625%, due 12/01/14                                   200,000          192,250
                                                                 --------------
                                                                        869,812
                                                                 --------------
Industrial Conglomerates -- 0.5%
Allied Waste North America, Inc.
6.125%, due 02/15/14                                   200,000          188,000
Park-Ohio Industries, Inc.
8.375%, due 11/15/14                                   125,000          109,062
                                                                 --------------
                                                                        297,062
                                                                 --------------
Media -- 0.9%
Gaylord Entertainment Co.
8.000%, due 11/15/13                                   175,000          184,625
Mediacom LLC
9.500%, due 01/15/13 (144A) (a)                        160,000          159,600
8.500%, due 10/15/15 (144A) (a)                        250,000          242,500
                                                                 --------------
                                                                        586,725
                                                                 --------------
Metals & Mining -- 0.4%
Allegheny Ludlum Corp.
6.950%, due 12/15/25                                   120,000          117,000
Novelis, Inc.
7.250%, due 02/15/15 (144A) (a)                        125,000          118,750
                                                                 --------------
                                                                        235,750
                                                                 --------------
Oil & Gas -- 1.6%
El Paso Corp.
7.000%, due 05/15/11                                   600,000          601,500
EXCO Resources, Inc.
7.250%, due 01/15/11                                   100,000          104,000
Foundation Pennsylvania Coal Co.
7.250%, due 08/01/14                                   100,000          104,750
Kerr-McGee Corp.
6.950%, due 07/01/24                                    50,000           52,060
Williams Companies, Inc. (The)
7.875%, due 09/01/21                                    25,000           27,625
                                                                 --------------
                                                                        889,935
                                                                 --------------
Paper & Forest Products -- 0.5%
Boise Cascade LLC
7.125%, due 10/15/14                                    60,000           57,150
Bowater, Inc.
6.500%, due 06/15/13                                   125,000          117,188
Buckeye Technologies, Inc.
8.000%, due 10/15/10                                   125,000          119,375
                                                                 --------------
                                                                        293,713
                                                                 --------------
Pharmaceuticals -- 0.6%
Mylan Laboratories, Inc.
6.375%, due 08/15/15 (144A) (a)                        200,000          201,250
Warner Chilcott Corp.
8.750%, due 02/01/15 (144A) (a)                        225,000          217,125
                                                                 --------------
                                                                        418,375
                                                                 --------------
Real Estate -- 0.4%
Host Marriott LP, (REIT)
6.375%, due 03/15/15                                   300,000          292,500
                                                                 --------------
Software -- 0.3%
Sungard Data Systems, Inc.
9.125%, due 08/15/13 (144A) (a)                        175,000          182,219
                                                                 --------------
Telecommunication Services - Diversified -- 1.9%
Cincinnati Bell, Inc.
7.000%, due 02/15/15                                   500,000          485,000
Lucent Technologies, Inc.
6.500%, due 01/15/28                                   150,000          130,500
Qwest Capital Funding, Inc.
7.900%, due 08/15/10                                   600,000          598,500
Syniverse Technologies, Inc.
7.750%, due 08/15/13 (144A) (a)                        250,000          253,125
                                                                 --------------
                                                                      1,467,125
                                                                 --------------
Telecommunication Services - Wireless -- 0.6%
Nextel Partners, Inc.
8.125%, due 07/01/11                                   100,000          108,500
                                                                 --------------
Textiles, Apparel & Luxury Goods -- 0.4%
Elizabeth Arden, Inc.
7.750%, due 01/15/14                                   150,000          153,375
Invista, Inc.
9.250%, due 05/01/12 (144A) (a)                        100,000          109,250
                                                                 --------------
                                                                        262,625
                                                                 --------------
U.S. Government & Agency Obligations -- 7.0%
Federal National Mortgage
Association
6.000%, due 02/01/34                                 1,298,738        1,321,062
6.000%, due 08/01/34                                   368,855          375,195
6.000%, due 09/01/34                                   186,756          189,977
5.500%, due 11/01/34                                   426,253          426,417
6.000%, due 02/01/35                                   472,183          480,326
U.S. Treasury Note
5.000%, due 02/15/11                                 1,700,000        1,763,153
                                                                 --------------
                                                                      4,556,130
Total Domestic Bonds & Debt Securities                           --------------
(Cost $13,858,774)                                                   13,805,790
                                                                 --------------
Convertible Bonds -- 3.7%
Aerospace & Defense -- 0.4%
Alliant Techsystems, Inc.
2.750%, due 02/15/24                                   100,000          107,250
Armor Holdings, Inc., 2.000%/
0.000%, due 11/01/11 ++                                150,000          150,562
                                                                 --------------
                                                                        257,812
                                                                 --------------
Biotechnology -- 0.2%
Fisher Scientific International, Inc.
2.500%, due 10/01/23                                   100,000          141,375
                                                                 --------------
Commercial Services & Supplies -- 0.3%
DST Sys, Inc.
4.125%, due 08/15/23                                   150,000          189,188
                                                                 --------------
Computers & Peripherals -- 0.2%
EMC Corp. 4.500%, due 04/01/07                         100,000          103,500
                                                                 --------------
Hotels, Restaurants & Leisure -- 0.2%
International Game Technology
1.655%, due 01/29/33 +                                 200,000          128,000
                                                                 --------------
Machinery -- 0.3%
AGCO Corp. 1.750%, due 12/31/33                        175,000          186,156
                                                                 --------------
Media -- 0.4%
Emmis Communications Corp.
6.250%, due 12/31/49                                     3,000          129,750
Liberty Media Corp.
3.250%, due 03/15/31                                   125,000           97,500
                                                                 --------------
                                                                        227,250
                                                                 --------------
Metals & Mining -- 0.7%
Placer Dome, Inc.
2.750%, due 10/15/23                                   400,000          449,000
                                                                 --------------
Oil & Gas -- 0.4%
Hanover Compressor Co.
4.750%, due 01/15/14                                   250,000          280,625
                                                                 --------------
Pharmaceuticals -- 0.3%
MGI Pharma, Inc., 1.682%/
0.000%, due 03/02/24 ++                                200,000          139,500
Watson Pharmaceuticals, Inc.
1.750%, due 03/15/23                                    75,000           76,594
                                                                 --------------
                                                                        216,094
                                                                 --------------
Semiconductor Equipment & Products -- 0.2%
Cypress Semiconductor Corp.
1.250%, due 06/15/08                                    45,000           52,819
LSI Logic Corp.
4.000%, due 05/15/10                                    50,000           53,000
                                                                 --------------
                                                                        105,819
                                                                 --------------
Software -- 0.1%
Mentor Graphics Corp.
6.875%, due 06/15/07                                    75,000           74,906
                                                                 --------------
Total Convertible Bonds (Cost $2,395,471)                             2,359,725
                                                                 --------------

Security
Description                                             Shares         Value
-------------------------------------------------------------------------------
Common Stocks -- 68.7%
Auto Components -- 1.1%
Dana Corp.                                              76,900          723,629
                                                                 --------------
Chemicals -- 7.4%
Chemtura Corp.                                          61,700          766,314
Dow Chemical Co.                                        26,100        1,087,587
Eastman Chemical Co.                                    29,200        1,371,524
Monsanto Co.                                            15,700          985,175
Mosaic Co. *                                            37,500          600,750
                                                                 --------------
                                                                      4,811,350
                                                                 --------------
Commercial Services & Supplies -- 4.0%
R.R. Donnelley & Son Co.                                34,600        1,282,622
The ServiceMaster Co.                                   94,300        1,276,822
                                                                 --------------
                                                                      2,559,444
                                                                 --------------
Communications Equipment -- 0.7%
Avaya, Inc. *                                           41,321          425,606
                                                                 --------------
Containers & Packaging -- 0.9%
Ball Corp.                                              15,900          584,166
                                                                 --------------
Energy Equipment & Services -- 3.1%
GlobalSantaFe Corp.                                     14,300          652,366
Halliburton Co.                                         19,800        1,356,696
                                                                 --------------
                                                                      2,009,062
                                                                 --------------
Food & Drug Retailing -- 3.6%
H.J. Heinz Co.                                          36,500        1,333,710
Kellogg Co.                                             21,300          982,569
                                                                 --------------
                                                                      2,316,279
                                                                 --------------
Food Retailers -- 1.2%
Albertson's, Inc.                                       31,300          802,845
                                                                 --------------
Hotels, Restaurants & Leisure -- 1.1%
McDonald's Corp.                                        22,200          743,478
                                                                 --------------
Household Durables -- 5.6%
Newell Rubbermaid, Inc.                                 53,600        1,214,040
Snap-On, Inc.                                           24,800          895,776
Tupperware Corp.                                        65,300        1,487,534
                                                                 --------------
                                                                      3,597,350
                                                                 --------------
Industrial Conglomerates -- 0.9%
Hubbell, Inc. - Class B                                 12,100          567,853
                                                                 --------------
Insurance -- 6.1%
ACE, Ltd.                                               14,400          677,808
Allstate Corp. (The)                                     4,400          243,276
Lincoln National Corp.                                  13,200          686,664
Max Re Capital, Ltd.                                     5,100          126,429
Montpelier Re Holdings Ltd.                              1,000           24,850
PartnerRe, Ltd.                                          9,700          621,285
SAFECO Corp.                                            14,000          747,320
XL Capital, Ltd. - Class A                              12,000          816,360
                                                                 --------------
                                                                      3,943,992
                                                                 --------------
Leisure Equipment & Products -- 0.5%
Foot Locker, Inc.                                       14,300          313,742
                                                                 --------------
Machinery -- 3.0%
CNH Global N.V.                                          5,200          102,440
Cummins, Inc.                                            8,300          730,317
Ingersoll-Rand Co. - Class A                             7,800          298,194
Timken Co.                                              27,500          814,825
                                                                 --------------
                                                                      1,945,776
                                                                 --------------
Media -- 1.7%
Clear Channel Communications, Inc.                      34,400        1,131,416
                                                                 --------------
Metals & Mining -- 0.2%
Metal Management, Inc.                                   4,800          121,680
                                                                 --------------
Oil & Gas -- 4.6%
ChevronTexaco Corp.                                     19,200        1,242,816
EOG Resources, Inc.                                      5,000          374,500
NiSource, Inc.                                          55,000        1,333,750
                                                                 --------------
                                                                      2,951,066
                                                                 --------------
Paper & Forest Products -- 3.1%
Georgia-Pacific Corp.                                   30,700        1,045,642
MeadWestvaco Corp.                                      34,700          958,414
                                                                 --------------
                                                                      2,004,056
                                                                 --------------
Pharmaceuticals -- 2.5%
Bristol-Myers Squibb Co.                                55,800        1,342,548
Mylan Laboratories, Inc.                                13,850          266,751
                                                                 --------------
                                                                      1,609,299
                                                                 --------------
Real Estate -- 3.1%
Health Care Property Investors,
Inc. (REIT)                                             35,200          950,048
Healthcare Realty Trust, Inc.
(REIT)                                                  26,100        1,047,654
                                                                 --------------
                                                                      1,997,702
                                                                 --------------
Retail - Multiline -- 0.9%
Federated Department Stores, Inc.                        8,535          570,736
                                                                 --------------
Retail - Specialty -- 1.1%
OfficeMax, Inc.                                         22,100          699,907
                                                                 --------------
Telecommunication Services - Diversified -- 4.9%
PanAmSat Holding Corp.                                  70,400        1,703,680
SBC Communications, Inc.                                60,500        1,450,185
                                                                 --------------
                                                                      3,153,865
                                                                 --------------
Trading Companies & Distributors -- 1.6%
Genuine Parts Co.                                       24,600        1,055,340
                                                                 --------------
Utilities -- 5.8%
Ameren Corp.                                            23,100        1,235,619
Northeast Utilities                                     63,800        1,272,810
Puget Energy, Inc.                                      52,300        1,228,004
                                                                 --------------
                                                                      3,736,433
                                                                 --------------
Total Common Stocks (Cost $40,106,763)                               44,376,072
                                                                 --------------

Preferred Stock -- 2.4%
Electrical Equipment -- 0.7%
CMS Energy Corp.
4.500%, due 12/31/49                                     5,000          441,875
                                                                 --------------
Food Retailers -- 0.3%
Albertson's, Inc.
7.250%, due 05/16/07                                     7,000          174,300
                                                                 --------------
Insurance -- 0.9%
Chubb Corp.
7.000%, due 08/16/06                                     4,000          130,600
Fortis Insurance
7.750%, due 01/26/08 *                                     150          167,625
XL Capital, Ltd., 6.500%
0.000%, due 05/15/07                                    12,000          273,960
                                                                 --------------
                                                                        572,185
                                                                 --------------
Media -- 0.4%
Interpublic Group of Co., Inc.
5.375%, due 12/15/06                                     6,000          257,700
                                                                 --------------
Oil & Gas -- 0.1%
FPL Group, Inc.
8.000%, due 02/16/06                                     1,500          106,725
                                                                 --------------
Total Preferred Stock (Cost $1,370,487)                               1,552,785
                                                                 --------------

Security                                               Par
Description                                           Amount         Value
-------------------------------------------------------------------------------
Short-Term Investments -- 3.8%
State Street Bank & Trust Co.,
Repurchase Agreement, dated
09/30/05 at 1.70% to be repurchased
at $2,487,352 on 10/03/05
collateralized by $2,325,000 FHLB
5.750% due 05/15/12 with a value of
$2,537,156 (Cost $2,487,000)                         2,487,000        2,487,000
                                                                 --------------
TOTAL INVESTMENTS --  100.0%
(Cost $60,218,495)                                                   64,581,372
Other Assets and Liabilities (net) -- 0.0%                               21,628
                                                                 --------------
TOTAL NET ASSETS -- 100.0%                                       $   64,603,000
                                                                 ==============

Portfolio Footnotes:

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $5,457,372 and $1,117,441 respectively, resulting in a net unrealized appreciation of $4,339,931.

*      Non-income producing security.

+      Zero coupon bond- Interest rate represents current yield to maturity.

++ Security is a "step-down" bond where coupon decreases or steps down at a predetermined date. Rates shown are current coupon and next coupon rate when security steps down.

(a) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

REIT - Real Estate Investment Trust

FHLB - Federal Home Loan Bank

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (Unaudited)
(Percentage of Net Assets)

Security                                             Par
Description                                         Amount               Value
--------------------------------------------------------------------------------
Domestic Bonds & Debt
Securities -- 73.8%
Aerospace & Defense -- 1.9%
Armor Holdings, Inc.
8.250%, due 08/15/13 (b)                      $    2,000,000   $       2,165,000
DRS Technologies, Inc.
6.875%, due 11/01/13                               6,000,000           5,820,000
Esterline Technologies Corp.
7.750%, due 06/15/13                               3,000,000           3,180,000
L-3 Communications Corp.
6.125%, due 01/15/14                               5,500,000           5,472,500
6.375%, due 10/15/15 (144A) (a)                    2,725,000           2,745,437
L-3 Communications Holdings, Inc.
3.000%, due 08/01/35 (144A) (a)                    2,250,000           2,311,875
Raytheon Co.
4.850%, due 01/15/11 (b)                           7,500,000           7,490,243
                                                               -----------------
                                                                      29,185,055
                                                               -----------------
Auto Components -- 1.3%
Accuride Corp.
8.500%, due 02/01/15                               1,500,000           1,477,500
Affinia Group, Inc.
9.000%, due 11/30/14 (144A) (a)                      900,000             706,500
Cooper Standard Automotive, Inc.
8.375%, due 12/15/14 (b)                           4,000,000           3,380,000
Cummins, Inc.
9.500%, due 12/01/10                               2,500,000           2,731,250
Delco Remy International, Inc.
11.000%, due 05/01/09 (b)                          3,000,000           1,965,000
Dura Operating Corp.
8.625%, due 04/15/12 (b)                           2,000,000           1,780,000
Stanadyne Corp.
10.000%, due 08/15/14                              2,000,000           1,990,000
Stanadyne Holdings, Inc. 0.000%/
12.000%, due 02/15/15 ++                           2,750,000           1,498,750
Tenneco Automotive, Inc.
8.625%, due 11/15/14 (b)                           1,375,000           1,392,187
United Rentals North America, Inc.
7.750%, due 11/15/13 (b)                           2,250,000           2,182,500
                                                               -----------------
                                                                      19,103,687
                                                               -----------------
Automotive Loans -- 1.7%
Ford Motor Credit Co.
7.375%, due 10/28/09                               6,500,000           6,284,050
7.250%, due 10/25/11 (b)                           3,000,000           2,850,957
General Motors Acceptance Corp.
7.250%, due 03/02/11                              18,000,000          16,756,092
                                                               -----------------
                                                                      25,891,099
                                                               -----------------

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS -- continued
SEPTEMBER 30, 2005 (Unaudited)
(Percentage of Net Assets)

Security                                              Par
Description                                          Amount             Value
-------------------------------------------------------------------------------
Banks -- 0.1%
Regions Financial Corp.
7.000%, due 03/01/11                               1,500,000          1,652,484
                                                              -----------------
Building Products -- 0.7%
Ainsworth Lumber Co. Ltd.
7.250%, due 10/01/12                               6,500,000          6,142,500
Builders Firstsource, Inc.
8.040%, due 02/15/12 (144A) (a) **                 2,600,000          2,639,000
Jacuzzi Brands, Inc.
9.625%, due 07/01/10 (b)                           2,500,000          2,662,500
                                                              -----------------
                                                                     11,444,000
                                                              -----------------
Capital Goods - Diversified -- 0.4%
J.B. Poindexter & Co.
8.750%, due 03/15/14                               2,825,000          2,584,875
Tyco International Group S.A., -
Series A, Convertible
2.750%, due 01/15/18                               3,375,000          4,163,906
                                                              -----------------
                                                                      6,748,781
                                                              -----------------
Chemicals -- 2.9%
Crompton Corp.
9.875%, due 08/01/12 (b)                           5,000,000          5,718,750
Equistar Chemicals LP
7.550%, due 02/15/26 (b)                           6,615,000          6,375,206
Hercules, Inc.
6.750%, due 10/15/29                               5,000,000          4,925,000
Huntsman LLC
11.500%, due 07/15/12                              1,320,000          1,514,700
IMC Global, Inc.
7.300%, due 01/15/28                                 550,000            567,875
IMC Global, Inc., - Series B
11.250%, due 06/01/11                              4,000,000          4,420,000
Lyondell Chemical Co., - Series A
9.625%, due 05/01/07                               1,500,000          1,582,500
Nalco Co.
8.875%, due 11/15/13 (b)                           4,500,000          4,640,625
Nova Chemicals Corp.
6.500%, due 01/15/12 (b)                           1,825,000          1,781,656
PQ Corp.
7.500%, due 02/15/13 (144A) (a)                    2,000,000          1,950,000
Rhodia
8.875%, due 06/01/11 (b)                           4,000,000          3,800,000
Rockwood Specialties Group
7.500%, due 11/15/14 (144A) (a)                    4,500,000          4,387,500
Terra Capital, Inc.
11.500%, due 06/01/10                              1,950,000          2,242,500
                                                              -----------------
                                                                     43,906,312
                                                              -----------------
Commercial Services & Supplies -- 1.4%
Acco Brands Corp.
7.625%, due 08/15/15 (144A) (a)                    3,500,000          3,482,500
Iron Mountain, Inc.
8.625%, due 04/01/13                               3,000,000          3,157,500
7.750%, due 01/15/15                               9,000,000          9,180,000
JohnsonDiversey Holdings, Inc., -
Series B
9.625%, due 05/15/12                               4,000,000          4,010,000
Williams Scotsman, Inc.
8.500%, due 10/01/15 (144A) (a)                    1,450,000          1,468,125
                                                              -----------------
                                                                     21,298,125
                                                              -----------------
Communications Equipment -- 0.6%
Lucent Technologies, Inc.
6.450%, due 03/15/29                               4,000,000          3,520,000
Qwest Corp.
7.875%, due 09/01/11                               2,000,000          2,095,000
Ubiquitel Operating Co.
9.875%, due 03/01/11                               2,650,000          2,954,750
                                                              -----------------
                                                                      8,569,750
                                                              -----------------
Computer Software & Processing -- 0.4%
Electronic Data Systems Corp. -
Series B
1.000%, due 08/01/13                               5,000,000          5,129,645
Unisys Corp.
8.000%, due 10/15/12                               1,200,000          1,179,000
                                                              -----------------
                                                                      6,308,645
                                                              -----------------
Consumer Products -- 0.4%
Rayovac Corp.
8.500%, due 10/01/13 (b)                           7,000,000          6,790,000
                                                              -----------------
Containers & Packaging -- 1.4%
Anchor Glass Container Corp., -
Series B
11.000%, due 02/15/13 (b) (c)                        600,000            387,000
Crown Cork & Seal, Inc.
7.375%, due 12/15/26 (b)                           8,500,000          8,117,500
Owens Brockway Glass Container,
Inc.
8.875%, due 02/15/09                               3,000,000          3,165,000
7.750%, due 05/15/11 (b)                           5,500,000          5,747,500
Owens-Illinois, Inc.
7.500%, due 05/15/10 (b)                           2,500,000          2,550,000
Stone Container Finance
7.375%, due 07/15/14                               1,775,000          1,588,625
                                                              -----------------
                                                                     21,555,625
                                                              -----------------
Suppress -- 2.1%
Duke Energy Co.
5.375%, due 01/01/09                               6,500,000          6,613,490
Midwest Generation LLC
8.750%, due 05/01/34                               5,000,000          5,593,750
Mission Energy Holding Co.
13.500%, due 07/15/08                              2,000,000          2,365,000
Pacific Gas & Electric
4.800%, due 03/01/14 (b)                           2,500,000          2,448,630
PSE&G Energy Holdings, Inc.
8.500%, due 06/15/11 (b)                           5,500,000          5,953,750
Texas Genco LLC
6.875%, due 12/15/14 (144A) (a)                    4,000,000          4,090,000
Virginia Electric & Power Co.
4.500%, due 12/15/10                               5,000,000          4,918,140
Virginia Electric & Power Co., -
Series A
7.000%, due 01/01/24                                 700,000            714,983
                                                              -----------------
                                                                     32,697,743
                                                              -----------------
Electric Utilities -- 1.2%
Nevada Power Co.
5.875%, due 01/15/15                               3,500,000          3,467,296
NRG Energy, Inc.
8.000%, due 12/15/13                               4,131,000          4,420,170
Reliant Energy, Inc.
6.750%, due 12/15/14                               5,400,000          5,332,500
Teco Energy, Inc.
7.500%, due 06/15/10 (b)                           1,000,000          1,080,000
TXU Energy Corp.
5.550%, due 11/15/14 (b)                           3,500,000          3,340,144
                                                              -----------------
                                                                     17,640,110
                                                              -----------------
Electronic Equipment & Instruments -- 0.1%
Communications & Power Industries,
Inc.
8.000%, due 02/01/12                               1,600,000          1,640,000
                                                              -----------------
Energy Equipment & Services -- 0.4%
PPL Corp.
6.400%, due 11/01/11                               2,000,000          2,150,080
Reliant Resources, Inc.
9.500%, due 07/15/13                               3,100,000          3,441,000
                                                              -----------------
                                                                      5,591,080
                                                              -----------------
Entertainment & Leisure -- 0.1%
Loews Cineplex Entertainment
Acquisition Corp.
9.000%, due 08/01/14 (b)                           1,625,000          1,588,438
                                                              -----------------
Environmental Services -- 1.0%
Allied Waste North America, Inc.
5.750%, due 02/15/11 (b)                           4,000,000          3,750,000
7.875%, due 04/15/13 (b)                           5,000,000          5,125,000
7.250%, due 03/15/15 (b) (144A) (a)                7,000,000          6,930,000
                                                              -----------------
                                                                     15,805,000
                                                              -----------------
Financial Services -- 0.1%
JSG Funding
9.625%, due 10/01/12                               1,850,000          1,868,500
                                                              -----------------
Food Products -- 1.3%
Chiquita Brands International, Inc.
7.500%, due 11/01/14                               4,150,000          3,932,125
Dole Food Co., Inc.
1.000%, due 07/15/13                               3,500,000          3,762,500
Land O Lakes, Inc.
9.000%, due 12/15/10                               1,900,000          2,104,250
8.750%, due 11/15/11                               2,600,000          2,736,500
Le-Natures, Inc.
1.000%, due 06/15/13 (144A) (a)                    3,500,000          3,797,500
Pinnacle Foods Holding Corp.
8.250%, due 12/01/13 (b)                           3,500,000          3,325,000
                                                              -----------------
                                                                     19,657,875
                                                              -----------------
Food Retailers -- 1.2%
Alimentation Couch-Tard, Inc.
7.500%, due 12/15/13                               2,725,000          2,820,375
Dominos, Inc.
8.250%, due 07/01/11                               2,188,000          2,308,340
Ingles Markets, Inc.
8.875%, due 12/01/11 (b)                           5,000,000          5,075,000
Roundys, Inc., - Series B
8.875%, due 06/15/12                               1,500,000          1,665,000
Stater Brothers Holdings, Inc.
8.125%, due 06/15/12                               7,000,000          6,947,500
                                                              -----------------
                                                                     18,816,215
                                                              -----------------
Health Care Equipment & Supplies -- 1.8%
Alliance Imaging
7.250%, due 12/15/12 (b)                           3,500,000          3,220,000
CDRV Investors, Inc. 0.000%/
9.625%, due 01/01/15 ++                            2,575,000          1,480,625
Fresenius Med Cap Trust II
7.875%, due 02/01/08                               1,050,000          1,092,000
Hanger Orthopedic Group, Inc.
10.375%, due 02/15/09 (b)                          5,000,000          5,112,500
Tenet Healthcare Corp.
7.375%, due 02/01/13                               7,000,000          6,667,500
9.875%, due 07/01/14                               3,000,000          3,150,000
9.250%, due 02/01/15 (144A) (a)                    3,500,000          3,552,500
Vanguard Health Holding Co. II
9.000%, due 10/01/14                               3,500,000          3,745,000
                                                              -----------------
                                                                     28,020,125
                                                              -----------------
Health Care Providers & Services -- 2.6%
Ameripath, Inc.
10.500%, due 04/01/13                              5,000,000          5,225,000
Bio-Rad Laboratories, Inc.
6.125%, due 12/15/14                               3,000,000          2,925,000
Coventry Health Care, Inc.
6.125%, due 01/15/15                               4,000,000          4,120,000
DaVita, Inc.
7.250%, due 03/15/15 (b)                           3,000,000          3,056,250
HCA, Inc.
6.375%, due 01/15/15 (b)                           2,775,000          2,759,324
HealthSouth Corp.
8.375%, due 10/01/11 (b)                           4,350,000          4,165,125
National Mentor, Inc.
9.625%, due 12/01/12 (144A) (a)                    2,000,000          2,100,000
National Nephrology Associations,
Inc.
9.000%, due 11/01/11 (144A) (a)                    1,500,000          1,676,250
PacifiCare Health Systems, Inc.
10.750%, due 06/01/09                              1,950,000          2,113,313
Perkinelmer, Inc.
8.875%, due 01/15/13 (b)                           3,500,000          3,850,000
Rotech Healthcare, Inc.
9.500%, due 04/01/12                               2,000,000          2,150,000
Triad Hospitals, Inc.
7.000%, due 11/15/13                               2,200,000          2,238,500
UnitedHealth Group, Inc.
4.875%, due 04/01/13 (b)                           3,000,000          2,999,034
                                                              -----------------
                                                                     39,377,796
                                                              -----------------
Homebuilders -- 0.3%
Beazer Homes USA, Inc.
6.500%, due 11/15/13 (b)                           3,500,000          3,395,000
William Lyon Homes, Inc.
10.750%, due 04/01/13                              1,150,000          1,244,875
                                                              -----------------
                                                                      4,639,875
                                                              -----------------
Hotels, Restaurants & Leisure -- 6.6%
Boyd Gaming Corp.
8.750%, due 04/15/12 (b)                           2,625,000          2,841,563
Dennys Holdings, Inc.
10.000%, due 10/01/12 (b)                          3,550,000          3,567,750
Friendly Ice Cream Corp.
8.375%, due 06/15/12 (b)                           3,100,000          2,945,000
Gaylord Entertainment Co.
8.000%, due 11/15/13                               7,500,000          7,912,500
6.750%, due 11/15/14 (b)                           4,000,000          3,890,000
Hard Rock Hotel, Inc.
8.875%, due 06/01/13                               6,000,000          6,465,000
Harrah's Operation Co., Inc.
7.500%, due 01/15/09 (b)                           1,700,000          1,825,672
5.375%, due 12/15/13 (b)                           2,000,000          1,976,382
Host Marriott LP (REIT)
6.375%, due 03/15/15                               3,000,000          2,925,000
7.000%, due 08/15/12                               5,650,000          5,755,937
Host Marriott LP (REIT), - Series G
9.250%, due 10/01/07                               2,250,000          2,382,188
Isle of Capri Casinos, Inc.
9.000%, due 03/15/12                               3,000,000          3,195,000
7.000%, due 03/01/14                               8,000,000          7,710,000
Landrys Restaurants, Inc.
7.500%, due 12/15/14                               1,300,000          1,235,000
Las Vegas Sands Corp.
6.375%, due 02/15/15 (b)                           6,000,000          5,820,000
Mandalay Resort Group
9.375%, due 02/15/10 (b)                           2,000,000          2,215,000
MGM Mirage, Inc.
6.750%, due 09/01/12                               6,500,000          6,638,125
O' Charleys, Inc.
9.000%, due 11/01/13 (b)                           1,500,000          1,597,500
Park Place Entertainment Corp.
7.875%, due 12/15/05 (b)                           3,250,000          3,278,437
9.375%, due 02/15/07                               1,750,000          1,850,625
Premier Entertainment Biloxi LLC
10.750%, due 02/01/12                              3,975,000          3,602,344
River Rock Entertainment Authority
9.750%, due 11/01/11 (b)                           4,800,000          5,352,000
Scientific Games Corp.
6.250%, due 12/15/12 (b)                           1,750,000          1,750,000
Seneca Gaming Corp.
7.250%, due 05/01/12                                 750,000            772,500
Six Flags, Inc.
9.625%, due 06/01/14                               1,250,000          1,237,500
Station Casinos, Inc.
6.500%, due 02/01/14 (b)                           5,500,000          5,527,500
Turning Stone Casino Resort
Enterprise
9.125%, due 12/15/10 (144A) (a)                    1,500,000          1,567,500
Wynn Las Vegas LLC
6.625%, due 12/01/14 (b)                           5,000,000          4,806,250
                                                              -----------------
                                                                    100,642,273
                                                              -----------------
Household Durables -- 0.2%
Standard Pacific Corp.
7.000%, due 08/15/15                               3,000,000          2,865,000
                                                              -----------------
Industrials -- 0.5%
Navistar International Corp.
7.500%, due 06/15/11 (b)                           5,000,000          5,075,000
Park Ohio Industries, Inc.
8.375%, due 11/15/14                               2,500,000          2,181,250
                                                              -----------------
                                                                      7,256,250
                                                              -----------------
Machinery -- 0.6%
Dresser-Rand Group, Inc.
7.375%, due 11/01/14 (144A) (a)                    2,643,000          2,755,328
Gardner Denver
8.000%, due 05/01/13 (144A) (a)                    2,000,000          2,092,500
JLG Industries, Inc.
8.250%, due 05/01/08 (b)                           2,150,000          2,279,000
Manitowoc  Co., Inc.
7.125%, due 11/01/13                               2,500,000          2,600,000
                                                              -----------------
                                                                      9,726,828
                                                              -----------------
Media -- 6.6%
Allbritton Communications Co.
7.750%, due 12/15/12 (b)                           7,500,000          7,481,250
AMC Entertainment, Inc.
8.000%, due 03/01/14 (b)                           8,000,000          7,080,000
Block Communications, Inc.
9.250%, due 04/15/09                               2,000,000          2,130,000
Carmike Cinemas, Inc.
7.500%, due 02/15/14 (b)                           1,500,000          1,308,750
Century Communications Corp., -
Class A
9.500%, due 03/01/49 (b) (c)                       1,850,000          2,011,875
Charter Communications
10.250%, due 09/15/10 (b)                          4,000,000          4,120,000
Charter Communications Holdings
10.000%, due 04/01/09 (b)                          8,000,000          6,940,000
Cinemark USA, Inc.
9.000%, due 02/01/13                               1,750,000          1,815,625
Clear Channel Communications, Inc.
4.625%, due 01/15/08                               1,800,000          1,782,691
CSC Holdings, Inc., - Series B
8.125%, due 08/15/09                               4,750,000          4,809,375
Dex Media, Inc.
8.000%, due 11/15/13                               5,000,000          5,162,500
DirecTV Holdings LLC
8.375%, due 03/15/13 (b)                           1,625,000          1,781,407
6.375%, due 06/15/15 (144A) (a)                    8,000,000          7,980,000
EchoStar DBS Corp.
6.375%, due 10/01/11                                5,000,000         4,981,250
FrontierVision Operating Partners
LP, - Series B
11.875%, due 09/15/07 ( c)                          1,000,000         1,285,000
Globo Comunicacoes  Participacao
7.375%/
8.375%, due 10/20/11 (144A) ++ (a)                   673,983            657,133
Insight Communications Co., Inc.
0.000%/
12.250%, due 02/15/11 ++ (b)                       9,000,000          9,225,000
Interpublic Group of Cos.,
Inc.
6.250%, due 11/15/14                               2,485,000          2,248,925
Lin Television Corp.
6.500%, due 05/15/13                               2,000,000          1,905,000
Mediacom Broadband LLC/Corp.
8.500%, due 10/15/15 (144A) (a)                    3,000,000          2,910,000
Mediacom LLC
9.500%, due 01/15/13 (b)                           6,500,000          6,483,750
Paxson Communications Corp.
10.750%, due 07/15/08 (b)                          5,700,000          5,628,750
Radio One, Inc.
6.375%, due 02/15/13 (144A) (a)                    2,000,000          1,980,000
Renaissance Media Group LLC 0.000%/
10.000%, due 04/15/08 ++                             750,000            746,250
Sinclair Broadcast Group, Inc.
8.750%, due 12/15/11                               2,000,000          2,110,000
Warner Music Group
7.375%, due 04/15/14 (b)                           7,000,000          7,052,500
                                                              -----------------
                                                                    101,617,031
                                                              -----------------
Metals & Mining -- 0.9%
Allegheny Ludlum Corp.
6.950%, due 12/15/25 (b)                           3,450,000          3,363,750
Century Aluminum Co.
7.500%, due 08/15/14 (b)                           3,000,000          3,105,000
Novelis, Inc.
7.250%, due 02/15/15 (144A) (a)                    2,500,000          2,375,000
Peabody Energy Corp.
5.875%, due 04/15/16 (b)                           4,000,000          3,995,000
Timken Co.
5.750%, due 02/15/10                               1,500,000          1,515,696
                                                              -----------------
                                                                     14,354,446
                                                              -----------------
Oil & Gas -- 7.9%
Chesapeake Energy Corp.
6.250%, due 01/15/18                               9,000,000          8,865,000
Clayton Williams Energy, Inc.
7.750%, due 08/01/13 (144A) (a)                    1,175,000          1,154,437
Dynegy Holdings, Inc.
9.875%, due 07/15/10 (144A) (a)                    4,500,000          4,927,500
6.875%, due 04/01/11 (b)                           5,500,000          5,403,750
El Paso Corp.
7.000%, due 05/15/11 (b)                          12,500,000         12,531,250
7.750%, due 01/15/32 (b)                           4,500,000          4,556,250
Ferrellgas LP
6.750%, due 05/01/14                               5,500,000          5,280,000
Ferrellgas Partners LLP
8.750%, due 06/15/12                               4,000,000          4,080,000
Foundation Pennsylvania Coal Co.
7.250%, due 08/01/14                               4,000,000          4,190,000
Grant Prideco, Inc.
6.125%, due 08/15/15 (144A) (a)                      475,000            482,125
Hanover Compressor Co.
8.625%, due 12/15/10                               3,000,000          3,247,500
4.750%, due 01/15/14                               5,500,000          6,173,750
Hornbeck Offshore Services, Inc.
6.125%, due 12/01/14 (b)                           2,500,000          2,493,750
J Ray McDermott S.A.
11.500%, due 12/15/13 (144A) (a)                   1,500,000          1,725,000
KCS Energy, Inc.
7.125%, due 04/01/12                               3,575,000          3,682,250
7.125%, due 04/01/12 (144A) (a)                    1,275,000          1,313,250
Kerr-McGee Corp.
6.950%, due 07/01/24                               3,125,000          3,253,747
Key Energy Services, Inc.
6.375%, due 05/01/13                               6,000,000          6,000,000
Northwest Pipeline Corp.
8.125%, due 03/01/10                               1,500,000          1,608,750
Pacific Energy Partners LP
6.250%, due 09/15/15 (144A) (a)                      875,000            877,188
Pioneer Natural Resources Co., -
Series A
7.200%, due 01/15/28                               1,510,000          1,597,412
Pogo Producing Co.
6.625%, due 03/15/15 (144A) (a)                    4,500,000          4,590,000
6.875%, due 10/01/17 (144A) (a)                    1,425,000          1,444,594
Pride International, Inc.
7.375%, due 07/15/14 (b)                           1,500,000          1,636,875
Schlumberger, Ltd. (Convertible)
1.500%, due 06/01/23                               7,500,000          9,281,250
SEMCO Energy, Inc.
7.125%, due 05/15/08 (b)                           8,000,000          8,190,304
Sonat, Inc.
7.625%, due 07/15/11 (b)                           1,500,000          1,530,000
Suburban Propane Partners LP
6.875%, due 12/15/13                               5,500,000          5,032,500
Williams Cos, Inc.
7.875%, due 09/01/21 (b)                           5,000,000          5,525,000
                                                              -----------------
                                                                    120,673,432
                                                              -----------------
Oil & Gas Exploration & Production -- 1.7%
El Paso Production Holding Co.
7.750%, due 06/01/13                               3,000,000          3,150,000
EXCO Resources, Inc.
7.250%, due 01/15/11                               6,000,000          6,240,000
Forest Oil Corp.
8.000%, due 06/15/08                               1,500,000          1,599,375
Harvest Operations Corp.
7.875%, due 10/15/11                               1,500,000          1,488,750
Houston Exploration Co.
7.000%, due 06/15/13 (b)                           5,000,000          5,125,000
Markwest Energy
6.875%, due 11/01/14 (144A) (a)                    5,000,000          4,975,000
Range Resources Corp.
7.375%, due 07/15/13                               2,575,000          2,742,375
                                                              -----------------
                                                                     25,320,500
                                                              -----------------
Paper & Forest Products -- 2.2%
Abitibi-Consolidated, Inc. (Yankee)
8.550%, due 08/01/10 (b)                           2,800,000          2,863,000
Boise Cascade LLC
7.125%, due 10/15/14                               2,500,000          2,381,250
Bowater, Inc.
6.500%, due 06/15/13 (b)                           4,000,000          3,750,000
Buckeye Technologies, Inc.
8.000%, due 10/15/10 (b)                           5,400,000          5,157,000
Graham Packaging Co.
8.500%, due 10/15/12 (b)                           4,200,000          4,200,000
Jefferson Smurfit Corp.
8.250%, due 10/01/12 (b)                           1,750,000          1,653,750
7.500%, due 06/01/13 (b)                           2,500,000          2,262,500
Longview Fibre Co.
10.000%, due 01/15/09                              1,500,000          1,590,000
Norske Skog Canada
7.375%, due 03/01/14 (b)                           6,500,000          6,207,500
Tembec Industries, Inc.
7.750%, due 03/15/12 (b)                           2,000,000          1,280,000
Tembec Industries, Inc. (Yankee)
8.625%, due 06/30/09 (b)                            3,500,000         2,397,500
                                                              -----------------
                                                                     33,742,500
                                                              -----------------
Personal Products -- 0.8%
Elizabeth Arden, Inc.
7.750%, due 01/15/14                               7,000,000          7,157,500
Playtex Products, Inc.
9.375%, due 06/01/11 (b)                           5,000,000          5,243,750
                                                              -----------------
                                                                     12,401,250
                                                              -----------------
Pharmaceuticals -- 1.4%
Alpharma, Inc.
8.625%, due 05/01/11                               6,750,000          6,986,250
Mylan Laboratories, Inc.
6.375%, due 08/15/15 (144A) (a)                    6,500,000          6,540,625
Warner Chilcott Corp.
8.750%, due 02/01/15 (144A) (a)                    8,500,000          8,202,500
                                                              -----------------
                                                                     21,729,375
                                                              -----------------
Publishing -- 0.9%
American Media Operations, Inc., -
Series B
10.250%, due 05/01/09                              1,000,000            977,500
Dex Media West - Series B
9.875%, due 08/15/13                               3,418,000          3,789,708
Houghton Mifflin Co.
8.250%, due 02/01/11                               7,000,000          7,262,500
PRIMEDIA, Inc.
8.875%, due 05/15/11                               1,500,000          1,578,750
                                                              -----------------
                                                                     13,608,458
                                                              -----------------
Real Estate -- 0.2%
Felcor Lodging LP (REIT)
1.000%, due 06/01/11                               2,260,000          2,469,050
                                                              -----------------
Retail - Multiline -- 0.8%
JC Penney, Inc.
6.875%, due 10/15/15                               1,750,000          1,887,813
Jean Coutu Group PJC, Inc.
8.500%, due 08/01/14 (b)                           2,600,000          2,600,000
Rite Aid Corp.
8.125%, due 05/01/10                               6,000,000          6,150,000
6.875%, due 08/15/13 (b)                           2,200,000         1,875,500
                                                              -----------------
                                                                     12,513,313
                                                              -----------------
Retail - Specialty -- 0.2%
GSC Holdings Corp.
8.000%, due 10/01/12 (144A) (a) (b)                  875,000            870,625
Neiman Marcus Group, Inc.
9.000%, due 10/15/15 (144A) (a)                    2,825,000          2,832,063
                                                              -----------------
                                                                      3,702,688
                                                              -----------------
Semiconductor Equipment & Products -- 0.1%
Freescale Semiconductor
7.125%, due 07/15/14                               1,750,000         1,872,500
                                                              -----------------
Software -- 0.9%
Sensus Metering Systems, Inc.
8.625%, due 12/15/13                               4,000,000          3,700,000
Sungard Data Systems, Inc.
9.125%, due 08/15/13 (144A) (a)                    5,250,000          5,440,313
10.250%, due 08/15/15 (144A) (a)                   4,500,000          4,556,250
                                                              -----------------
                                                                     13,696,563
                                                              -----------------
Telecommunication Services -
Diversified -- 3.3
Cincinnati Bell, Inc.
8.375%, due 01/15/14 (b)                          12,000,000         11,880,000
Intelsat Bermuda, Ltd.
8.250%, due 01/15/13 (144A) (a)                    7,000,000          7,078,750
Level 3 Financing, Inc.
10.750%, due 10/15/11 (b)                          3,000,000          2,523,750
MCI, Inc.
8.740%, due 05/01/14                               4,281,000          4,784,017
Qwest Capital Funding, Inc.
7.900%, due 08/15/10 (b)                          12,000,000         11,970,000
Qwest Communications International,
Inc.
7.250%, due 02/15/11 (b)                           5,000,000          4,893,750
Qwest Services Corp.
13.500%, due 12/15/10                              3,000,000          3,450,000
Syniverse Technologies, Inc.
7.750%, due 08/15/13 (144A) (a)                    4,300,000          4,332,250
                                                              -----------------
                                                                     50,912,517
                                                              -----------------
Telecommunication Services - Wireless
-- 2.0%
Airgate PCS, Inc.
7.900%, due 10/15/11 **                            4,150,000          4,295,250
Alamosa Delaware, Inc.
11.000%, due 07/31/10                              1,500,000          1,698,750
Centennial Communications Corp.
10.125%, due 06/15/13                              6,000,000          6,780,000
Dobson Communications Corp.
8.875%, due 10/01/13 (b)                           2,400,000          2,412,000
Nextel Communications, Inc.
7.375%, due 08/01/15                               1,500,000          1,607,185
Nextel Partners, Inc.
8.125%, due 07/01/11                               5,900,000          6,401,500
Rogers Wireless Communications,
Inc.
9.625%, due 05/01/11 (b)                           1,000,000          1,160,000
Rural Cellular Corp.
9.625%, due 05/15/08 (b)                           2,500,000          2,525,000
Triton PCS, Inc.
9.375%, due 02/01/11  (b)                          3,300,000          2,722,500
Valor Telecommunications Enterprise
7.750%, due 02/15/15                               1,700,000          1,657,500
                                                              -----------------
                                                                     31,259,685
                                                              -----------------
Textiles, Apparel & Luxury Goods -- 0.8%
Invista, Inc.
9.250%, due 05/01/12 (144A) (a)                    5,000,000          5,462,500
Quicksilver, Inc.
6.875%, due 04/15/15 (144A) (a) (b)                6,500,000          6,272,500
                                                              -----------------
                                                                     11,735,000
                                                              -----------------
Transportation -- 0.9%
CHC Helicopter Corp.
7.375%, due 05/01/14                               4,000,000          4,120,000
Offshore Logistics, Inc.
6.125%, due 06/15/13                               6,700,000          6,633,000
Trinity Industries, Inc.
6.500%, due 03/15/14                               2,500,000          2,475,000
                                                              -----------------
                                                                     13,228,000
                                                              -----------------
U.S. Government Agency Mortgage
Backed Securities -- 5.7%
Federal Home Loan Mortgage Corp.
5.500%, due 07/15/06                              10,000,000         10,091,200
Federal National Mortgage Assoc.
6.000%, due 02/01/32                                 865,154            880,416
6.000%, due 11/01/32                               4,427,113          4,503,641
5.500%, due 02/01/33                               6,150,865          6,156,078
6.000%, due 03/01/33                               7,902,640          8,039,248
6.000%, due 05/01/33                               7,472,661          7,601,836
5.500%, due 10/01/33                               3,203,571          3,206,057
6.000%, due 11/01/33                               8,051,350          8,189,745
6.000%, due 02/01/34                               4,329,126          4,403,540
6.000%, due 08/01/34                              14,957,358         15,214,902
6.000%, due 09/01/34                               4,905,859          4,990,463
6.000%, due 11/01/34                              13,258,979         13,487,636
                                                              -----------------
                                                                     86,764,762
                                                              -----------------
U.S. Government & Agency Obligations-- 3.2%
U.S. Treasury Note
4.375%, due 05/15/07                              27,500,000         27,599,907
5.000%, due 02/15/11                              20,000,000         20,742,980
                                                              -----------------
                                                                     48,342,887
                                                              -----------------
Total Domestic Bonds & Debt Securities
(Cost $1,127,502,527)                                             1,130,230,628
                                                              -----------------
Convertible Bonds -- 14.7% Aerospace &
Defense -- 1.0% Alliant Techsystems, Inc.
2.750%, due 02/15/24                               5,000,000          5,362,500
Armor Holdings, Inc. 2.000%/
0.000%, due 11/01/24 +++                           3,000,000          3,011,250
Lockheed Martin Corp.
3.540%, due 08/15/33 **                            7,000,000          7,340,480
                                                              -----------------
                                                                     15,714,230
                                                              -----------------
Commercial Services & Supplies -- 0.4%
Charles River Associates, Inc.
2.875%, due 06/15/34                               4,500,000          5,664,375
                                                              -----------------
Computer Software & Processing -- 0.3%
Mentor Graphics Corp.
6.875%, due 06/15/07                               5,000,000         4,993,750
                                                              -----------------
Construction Materials -- 0.6%
Fluor Corp. New
1.500%, due 02/15/24                               7,500,000          9,356,250
                                                              -----------------
Electrical Equipment -- 0.4%
LSI Logic Corp.
4.000%, due 05/15/10                               6,000,000          6,360,000
                                                              -----------------
Electronic Equipment & Instruments -- 0.5%
EDO Corp.
5.250%, due 04/15/07                               1,500,000          1,543,125
Flir Systems, Inc.
3.000%, due 06/01/23                               4,000,000          5,940,000
                                                              -----------------
                                                                    7,483,125
                                                              -----------------
Financial Services -- 0.8%
American Express Co. 1.850%/
0.000%, due 12/01/33 +++                           6,500,000          6,890,000
Morgan Stanley Group, Inc.
8.250%, due 05/15/06                                  30,400          2,134,688
1.000%, due 03/30/12 (144A) (a)                    3,780,000          3,888,675
                                                              -----------------
                                                                     12,913,363
                                                              -----------------
Health Care Equipment & Supplies -- 1.4%
Advanced Med Optics, Inc.
2.500%, due 07/15/24                               5,500,000          5,390,000
Fisher Scientific International,
Inc.
2.500%, due 10/01/23                               4,000,000          5,655,000
Invitrogen Corp.
3.250%, due 06/15/25 (144A) (a)                    5,500,000          5,692,500
Medtronic, Inc.
1.250%, due 09/15/21                               4,000,000          4,015,000
                                                              -----------------
                                                                     20,752,500
                                                              -----------------
Health Care Providers & Services -- 0.7%
Alza Corp.
3.929%, due 07/28/20 +                             8,000,000          6,990,000
Universal Health Services, Inc.
0.426%, due 06/23/20                               6,500,000          3,802,500
                                                              -----------------
                                                                     10,792,500
                                                              -----------------
Hotels, Restaurants & Leisure -- 0.9%
Hilton Hotels Corp.
3.375%, due 04/15/23 (b)                           4,500,000          5,158,125
Starwood Hotels
3.500%, due 05/16/23                               7,000,000          8,268,750
                                                              -----------------
                                                                     13,426,875
                                                              -----------------
Leisure Equipment & Products -- 0.3%
International Game Technology
3.929%, due 01/29/33 +                             7,500,000          4,800,000
                                                              -----------------
Machinery -- 0.4%
AGCO Corp
1.750%, due 12/31/33                               5,500,000          5,850,625
                                                              -----------------
Media -- 1.5%
Liberty Media Corp.
3.250%, due 03/15/31                               8,250,000          6,435,000
Lions Gate Entertainment Corp.
3.625%, due 03/15/25                               2,500,000          2,409,375
Sinclair Broadcast Group, Inc.
6.000%, due 09/15/12                               4,000,000          3,520,000
Sinclair Broadcast Group, Inc.
4.875%/
2.000%, due 07/15/18 +++                           3,000,000          2,696,250
Walt Disney Co.
2.125%, due 04/15/23                               7,500,000          7,659,375
                                                              -----------------
                                                                    22,720,000
                                                              -----------------
Metals & Mining -- 0.5%
Placer Dome, Inc. (Yankee)
2.750%, due 10/15/23 (b)                           7,500,000          8,418,750
                                                              -----------------
Oil & Gas -- 0.8%
Airgas, Inc.
6.250%, due 07/15/14                               4,000,000          4,060,000
Devon Energy Corp.
4.900%, due 08/15/08                               3,000,000          3,705,000
Quicksilver Resources, Inc.
1.875%, due 11/01/24 (b)                           3,000,000          5,100,000
                                                              -----------------
                                                                     12,865,000
                                                              -----------------
Pharmaceuticals -- 2.0%
Celgene Corp.
1.750%, due 06/01/08                               1,750,000          4,009,687
Decode Genetics, Inc.
3.500%, due 04/15/11                               2,500,000          2,171,875
MGI Pharma, Inc. 1.682%/
0.000%, due 03/02/24 +++                           5,000,000          3,487,500
SFBC International, Inc.
2.250%, due 08/15/24                               7,500,000          9,243,750
Teva Pharmaceutical Finance B.V.
0.375%, due 11/15/22                               2,500,000          3,909,375
Watson Pharmaceuticals, Inc.
1.750%, due 03/15/23                               7,500,000          7,659,375
                                                              -----------------
                                                                     30,481,562
                                                              -----------------
Retail - Multiline -- 0.3%
Costco Wholesale Corp.
3.929%, due 08/19/17 +                             5,000,000          4,925,000
                                                              -----------------
Semiconductor Equipment & Products -- 0.2%
Cypress Semiconductor Corp.
1.250%, due 06/15/08                               2,830,000          3,321,713
                                                              -----------------
Software -- 1.1%
DST Systems, Inc., - Series A
4.125%, due 08/15/23                               7,500,000          9,459,375
EMC Corp.
4.500%, due 04/01/07                               6,500,000          6,727,500
                                                              -----------------
                                                                     16,186,875
                                                              -----------------
Telecommunication Services -
Wireless-- 0.2%
Nextel Communications, Inc.
5.250%, due 01/15/10                               2,500,000          2,531,250
                                                              -----------------
Transportation -- 0.4%
CSX Corp. 4.487%, due 10/30/21 +                   6,000,000          5,497,500
                                                              -----------------
Total Convertible Bonds (Cost $219,571,025)                         225,055,243
                                                              -----------------

Security
Description                                        Shares            Value
--------------------------------------------------------------------------------
Common Stocks -- 0.2%
Aerospace & Defense -- 0.1%
Raytheon Co.                                          39,150          1,488,483
                                                              -----------------
Internet Software & Services-- 0.0%
McDATA Corp. - Class A* (b)                              440              2,306
                                                              -----------------
Paper & Forest Products-- 0.0%
PT Indah Kiat Pulp & Paper Corp. *                 1,867,500            167,274
                                                              -----------------
Telecommunication Services -
Diversified -- 0.1%
Avaya, Inc. *                                        215,301          2,217,600
                                                              -----------------
Total Common Stocks (Cost $4,817,792)                                 3,875,663
                                                              -----------------
Preferred Stock -- 4.2%
Automobiles -- 0.2%
Ford Motor Co.
6.500%, due 01/15/32                                  60,000          2,187,000
                                                              -----------------
Banks -- 0.4%
Marshall & Ilsley Corp.
6.500%, due 08/15/07 (b)                             200,000          5,404,000
                                                              -----------------
Beverages, Food & Tobacco -- 0.2%
Constellation Brands, Inc.
5.750%, due 09/01/06 (b)                              85,000          3,320,100
                                                              -----------------
Financial Services -- 0.3%
Lehman Brothers Holdings, Inc.
6.250%, due 10/15/07 (b)                             140,000          3,648,400
                                                              -----------------
Food & Drug Retailing -- 0.3%
Albertsons, Inc.
7.250%, due 05/16/07                                 200,000          4,980,000
                                                              -----------------
Insurance -- 0.2%
Chubb Corp.
7.000%, due 08/16/06 (b)                              75,000          2,448,750
XL Capital, Ltd.
6.500%, due 05/15/07                                  45,000          1,027,350
                                                              -----------------
                                                                      3,476,100
                                                              -----------------
Media -- 0.3%
Interpublic Group of Cos.
Inc., - Series A 5.375%
5.375%, due 12/15/06 (b)                             120,000          5,154,000
                                                              -----------------
Oil & Gas -- 1.4%
Chesapeake Energy Corp.
4.125%, due 12/31/49                                   6,000         13,782,750
Williams Cos, Inc.
5.500%, due 06/01/33                                  65,000         7,564,375
                                                              -----------------
                                                                     21,347,125
                                                              -----------------
Pharmaceuticals -- 0.4%
Schering Plough Corp.
6.000%, due 09/14/07                                 120,000          6,507,600
                                                              -----------------
U.S. Government Agency -- 0.1%
Federal National Mortgage Assoc.
5.375%, due 01/05/08                                      15          1,377,748
                                                              -----------------
Utilities -- 0.4% PNM Resources, Inc.
6.750%, due 05/16/08                                 120,000          6,249,600
                                                              -----------------
Total Preferred Stock (Cost $55,282,222)                             63,651,673
                                                              -----------------

Security                                             Par
Description                                         Amount              Value
--------------------------------------------------------------------------------
Short-Term Investments -- 23.8% State
Street Bank & Trust Co., Repurchase
Agreement, dated 09/30/05 at 2.45% to be
repurchased at $48,927,134 on
10/03/05 collateralized by $50,000,000 FNMA
5.70% due 03/27/23 with a value of
  $49,500,000                                     48,917,147         48,917,147
State Street Bank & Trust Co.,
Repurchase Agreement, dated
09/30/05 at 2.45% to be repuchased
at $1,717,342 on 10/03/05
collateralized by $1,755,000 FNMA
5.40% due 06/15/15 with a value of
  $1,770,356                                       1,716,992          1,716,992
State Street Bank & Trust Co.,
Repurchase Agreement, dated
09/30/05 at 2.45% to be repurchased
at $32,477,831 on 10/03/05
collateralized by $33,190,000 FNMA
5.55% due 05/12/15 with a value of
  $33,770,825                                     32,471,202         32,471,202
State Street Bank & Trust Co.,
Repurchase Agreement, dated
09/30/05 at 2.45% to be repurchased
at $8,645,425 on 10/03/05
collateralized by $8,835,000 FNMA
5.50% due 07/14/28 with a value of
  $8,547,863                                       8,643,660          8,643,660
State Street Navigator Securities
Lending Prime Portfolio (b)                      272,638,942        272,638,942
                                                              -----------------
Total Short-Term Investments
(Cost $364,387,943)                                                 364,387,943
                                                              -----------------
TOTAL INVESTMENTS --  116.7%
(Cost $1,771,561,509)                                             1,787,201,150

Other Assets and Liabilities (net) -- (16.7%)                      (255,399,130)
                                                              -----------------
TOTAL NET ASSETS-- 100.0%                                     $   1,531,802,020
                                                              -----------------

Portfolio Footnotes:

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $44,131,029 and $32,596,040 respectively, resulting in a net unrealized appreciation of $11,534,989.

         *        Non-income producing security.

         ** Variable or floating rate security. The stated rate represents the rate at September 30, 2005.

         + Zero coupon bond- Interest rate represents current yield to maturity.

         ++ Security is a "step-up" bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.

         +++ Security is a "step-down" bond where coupon decreases or steps down at a predetermined date. Rates shown are current coupon and next coupon rate when security steps down.

         (a) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to
                  Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

         (b)      All or a portion of security out on loan.

         (c)      Security is in default.

         (d)      Illiquid securities

         (e) Represents investment of collateral received from securities lending transactions.

         FNMA   - Federal National Mortgage Association

         FANNIE - Federal National Mortgage Association

         REIT   - Real Estate Investment Trust

         Yankee - U.S. Dollar denominated bonds issued by non-U.S. companies in the U.S.

The following table summarizes the credit composition of the portfolio holdings of the Lord Abbett Bond Debenture Portfolio at September 30, 2005, based upon credit quality ratings issued by Standard & Poor's. For securities not rated by Standard & Poor's, the equivalent Moody's rating is used.

                                                                      Percent of
Portfolio Composition by Credit Quality                                Portfolio
--------------------------------------------------------------------------------
AAA/Government/Government Agency                                           9.38%
AA                                                                         6.41%
A                                                                          3.25%
BBB                                                                        8.42%
BB                                                                        17.85%
B                                                                         39.39%
Below B                                                                    7.56%
Equities/Other                                                             7.74%
                                                                         ------
Total:                                                                   100.00%
                                                                         ======

MET INVESTORS SERIES TRUST
LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (Unaudited)
(Percentage of Net Assets)

Security
Description                                            Shares         Value
--------------------------------------------------------------------------------
Common Stocks -- 95.8%
Aerospace & Defense -- 3.0%
Boeing Co. (The)                                        91,400   $     6,210,630
General Dynamics Corp.                                 277,790        33,209,795
Honeywell International, Inc.                          668,054        25,052,025
Raytheon Co.                                           671,752        25,540,011
                                                                 ---------------
                                                                      90,012,461
                                                                 ---------------
Air Freight & Logistics -- 1.0%
United Parcel Service, Inc. - Class B                  416,370        28,783,658
                                                                 ---------------
Automobiles -- 0.3%
Honda Motor Co., Ltd. (ADR)(a)                         335,200         9,519,680
                                                                 ---------------
Banks -- 2.4%
Bank of New York Co., Inc.                           1,482,417        43,597,884
Marshall & Ilsley Corp.(a)                             270,020        11,748,570
PNC Financial Services Group, Inc.                     111,444         6,465,981
Wachovia Corp.                                         236,204        11,240,948
                                                                 ---------------
                                                                      73,053,383
                                                                 ---------------
Beverages -- 2.9%
Coca-Cola Co. (The)                                    162,228         7,006,627
Diageo Plc (ADR)(a)                                    566,561        32,866,204
PepsiCo, Inc.                                          821,154        46,567,643
                                                                 ---------------
                                                                      86,440,474
                                                                 ---------------
Biotechnology -- 0.9%
Biogen Idec, Inc.*                                      73,463         2,900,319
MedImmune, Inc.*                                       706,944        23,788,666
                                                                 ---------------
                                                                      26,688,985
                                                                 ---------------
Chemicals -- 3.2%
E.I. du Pont de Nemours & Co.                          840,232        32,911,888
Monsanto Co.                                           342,015        21,461,441
Potash Corp. of Saskatchewan, Inc.                     125,142        11,678,251
Praxair, Inc.                                          652,154        31,257,741
                                                                 ---------------
                                                                      97,309,321
                                                                 ---------------
Commercial Services & Supplies -- 0.8%
Waste Management, Inc.                                 893,121        25,552,192
                                                                 ---------------
Communications Equipment -- 1.9%
Motorola, Inc.                                       2,598,925        57,410,253
                                                                 ---------------
Computer Software & Processing -- 0.4%
Electronic Data Systems Corp.                          489,400        10,982,136
                                                                 ---------------
Computers & Peripherals -- 1.9%
EMC Corp.*                                           1,395,641        18,059,595
Hewlett-Packard Co.                                  1,375,300        40,158,760
                                                                 ---------------
                                                                      58,218,355
                                                                 ---------------
Construction & Engineering -- 0.8%
Fluor Corp (a)                                         380,002        24,464,529
                                                                 ---------------
Electric Services -- 1.0%

MET INVESTORS SERIES TRUST
LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - - continued
SEPTEMBER 30, 2005 (Unaudited)
(Percentage of Net Assets)

Security
Description                                            Shares         Value
--------------------------------------------------------------------------------
Ameren Corp.                                           150,700         8,060,943
Progress Energy, Inc.(a)                               366,547        16,402,978
Southern Co. (The)                                     174,785         6,250,312
                                                                 ---------------
                                                                      30,714,233
                                                                 ---------------
Electrical Equipment -- 1.5%
Emerson Electric Co.                                   630,021        45,235,508
                                                                 ---------------
Electronic Equipment & Instruments -- 0.4%
Xerox Corp.* (a)                                       993,220        13,557,453
                                                                 ---------------
Energy Equipment & Services -- 3.0%
Baker Hughes, Inc.                                     551,202        32,895,735
Schlumberger, Ltd.                                     693,463        58,514,408
                                                                 ---------------
                                                                      91,410,143
                                                                 ---------------
Financials - Diversified -- 1.1%
ishares MSCI Japan Index Fund(a)                     2,729,700        33,275,043
                                                                 ---------------
Financial Services-- 4.8%
Bank of America Corp.                                  951,486        40,057,561
Citigroup, Inc.                                        909,649        41,407,222
J.P. Morgan Chase & Co.                              1,484,470        50,368,067
Mitsubishi Tokyo Financial Group, Inc.*
(ADR) (a)                                              815,800        10,629,874
Morgan Stanley                                          56,700         3,058,398
                                                                 ---------------
                                                                     145,521,122
                                                                 ---------------
Food Products -- 4.5%
Campbell Soup Co.                                    1,198,256        35,648,116
General Mills, Inc.                                    184,500         8,892,900
H.J. Heinz Co.                                         590,950        21,593,313
Kraft Foods, Inc. - Class A(a)                       2,241,899        68,579,690
                                                                 ---------------
                                                                     134,714,019
                                                                 ---------------
Food Retailers -- 2.7%
CVS Corp.                                            1,015,940        29,472,419
Kroger Co. (The)*                                    2,574,101        53,000,740
                                                                 ---------------
                                                                      82,473,159
                                                                 ---------------
Health Care Equipment & Supplies -- 0.7%
Guidant Corp.                                           90,845         6,258,312
Medtronic, Inc.                                        304,800        16,343,376
                                                                 ---------------
                                                                      22,601,688
                                                                 ---------------
Health Care Providers & Services -- 1.9%
Baxter International, Inc.                           1,414,535        56,397,511
                                                                 ---------------
Household Durables -- 0.5%
Newell Rubbermaid, Inc.(a)                             701,300        15,884,445
                                                                 ---------------
Household Products -- 3.8%
Clorox Co. (The)(a)                                    405,811        22,538,743
Kimberly-Clark Corp.                                   694,159        41,323,285
Procter & Gamble Co. (The)                             845,424        50,268,911
                                                                 ---------------
                                                                     114,130,939
                                                                 ---------------
Industrial Conglomerates -- 2.0%
General Electric Co.                                 1,763,915        59,391,018
                                                                 ---------------
Insurance -- 3.0%
ACE, Ltd.                                                1,900            89,433
AFLAC, Inc.                                            578,798        26,219,549
American International Group, Inc.                     630,851        39,087,528
Hartford Financial Services Group,
Inc.(a)                                                344,085        26,553,040
                                                                 ---------------
                                                                      91,949,550
                                                                 ---------------
Internet Software & Services -- 1.6%
Automatic Data Processing, Inc.                        993,043        42,740,571
BEA Systems, Inc.* (a)                                 102,169           917,477
Expedia, Inc.* (a)                                      93,600         1,854,216
IAC/InterActiveCorp.*                                   93,600         2,372,760
                                                                 ---------------
                                                                      47,885,024
                                                                 ---------------
Machinery -- 5.7%
Caterpillar, Inc.                                      702,748        41,286,445
Deere & Co.                                            825,756        50,536,267
Eaton Corp.                                            271,196        17,234,506
Pall Corp.(a)                                          653,042        17,958,655
Parker-Hannifin Corp.                                  727,201        46,766,296
                                                                 ---------------
                                                                     173,782,169
                                                                 ---------------
Media -- 3.2%
Comcast Corp. - Class A*                             1,201,006        34,564,953
Tribune Co.(a)                                         862,425        29,227,583
Walt Disney Co.                                      1,410,170        34,027,402
                                                                 ---------------
                                                                      97,819,938
                                                                 ---------------
Metals & Mining -- 3.0%
Barrick Gold Corp.(a)                                1,207,455        35,076,568
Newmont Mining Corp. (a)                             1,203,791        56,782,821
                                                                 ---------------
                                                                      91,859,389
                                                                 ---------------
Oil & Gas -- 6.0%
El Paso Corp.(a)                                     1,132,750        15,745,225
Exxon Mobil Corp.                                    2,602,400       165,356,496
                                                                 ---------------
                                                                     181,101,721
                                                                 ---------------
Paper & Forest Products -- 1.9%
International Paper Co.                              1,897,318        56,540,076
                                                                 ---------------
Personal Products -- 1.8%
Gillette Co.                                           916,960        53,367,072
                                                                 ---------------
Pharmaceuticals -- 12.7%
Bristol-Myers Squibb Co.                               909,282        21,877,325
GlaxoSmithKline Plc (ADR)(a)                           944,394        48,428,524
Johnson & Johnson                                      349,149        22,094,149
Merck & Co., Inc.                                      561,760        15,285,490
Novartis AG (ADR)                                    1,329,259        67,792,209
Pfizer, Inc.                                         3,185,533        79,542,759
Schering-Plough Corp.                                1,501,598        31,608,638
Teva Pharmaceutical Industries Ltd.
(ADR)(a)                                               737,884        24,660,083
Wyeth                                                1,563,710        72,352,862
                                                                 ---------------
                                                                     383,642,039
                                                                 ---------------
Retail - Multiline -- 1.6%
Wal-Mart Stores, Inc.                                1,088,500        47,698,070
                                                                 ---------------
Road & Rail -- 1.0%
Union Pacific Corp.                                    438,459        31,437,510
                                                                 ---------------
Software -- 1.6%
Microsoft Corp.                                      1,878,148        48,324,748
                                                                 ---------------
Telecommunication Services - Diversified -- 4.7%
BellSouth Corp.                                        885,567        23,290,412
SBC Communications, Inc.                             1,926,217        46,171,422
Sprint Corp.                                         1,156,283        27,496,410
Verizon Communications, Inc.                         1,386,464        45,323,508
                                                                 ---------------
                                                                     142,281,752
                                                                 ---------------
Textiles, Apparel & Luxury Goods -- 0.4%
NIKE, Inc. - Class B                                   134,135        10,956,147
                                                                 ---------------
Utilities-- 0.2%
PG&E Corp.                                             140,275         5,505,794
                                                                 ---------------
Total Common Stocks (Cost $ 2,621,723,450)                         2,897,892,707
                                                                 ---------------

Security                                              Par
Description                                           Amount           Value
--------------------------------------------------------------------------------
Short-Term Investments -- 9.8%
State Street Bank & Trust Co.,
Repurchase Agreement, dated
09/30/05 at 2.45% to be repurchased
at $16,462,149 on 10/03/05
collateralized by $15,380,000 FHLB
5.750% due 5/15/12 with a value of
   $16,783,425                                      16,081,000       16,081,000
State Street Bank & Trust Co.,
Repurchase Agreement, dated
09/30/05 at 2.45% to be repurchased
at $97,664,331 on 10/03/05
collateralized by $91,385,000 FNMA
6.125% due 03/15/12 with a value of
  $99,609,650                                       98,000,000       98,000,000
State Street Bank & Trust Co.,
Repurchase Agreement, dated
09/30/05 at 2.45% to be repurchased
at $677,954 on 10/03/05
collateralized by $675,000 FNMA
5.550% due 5/12/15 with a value of
  $686,813                                             700,000          700,000
State Street Navigator Securities
Lending Prime Portfolio(b)                         182,489,187      182,489,187
                                                                 --------------
Total Short-Term Investments
(Cost $ 297,270,187)                                                297,270,187
                                                                 --------------
TOTAL INVESTMENTS --  105.6%
(Cost $ 2,918,993,637)                                            3,195,162,894

Other Assets and Liabilities (net) -- (5.6%)                       (170,427,500)
                                                                 --------------
TOTAL NET ASSETS -- 100.0%                                       $3,024,735,394
                                                                 ==============

Portfolio Footnotes:

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $367,026,883 and $90,857,631 respectively, resulting in a net unrealized appreciation of $276,169,252.

*      Non-income producing security.

(a)    All or a portion of security out on loan.

(b) Represents investment of collateral received from securities lending transactions.

ADR  - American Depositary Receipt

FHLB - Federal Home Loan Bank

FNMA - Federal National Mortgage Association

MET INVESTORS SERIES TRUST
LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (Unaudited)
(Percentage of Net Assets)

Security
Description                                              Shares       Value
--------------------------------------------------------------------------------
Common Stocks -- 97.2%
Aerospace & Defense -- 0.9%
Rockwell Collins, Inc.                                   11,800   $      570,176
                                                                  --------------
Auto Components -- 1.1%
Advance Auto Parts, Inc.*                                18,300          707,844
                                                                  --------------
Banks -- 0.4%
SVB Financial Group*                                      5,300          257,792
                                                                  --------------
Biotechnology -- 1.9%
ImClone Systems, Inc.* (a)                               11,700          367,965
Invitrogen Corp.*                                        10,700          804,961
                                                                  --------------
                                                                       1,172,926
                                                                  --------------
Building Products -- 2.4%
Danaher Corp.                                            15,400          828,982
MSC Industrial Direct Co., Inc. - Class A                19,700          653,449
                                                                  --------------
                                                                       1,482,431
                                                                  --------------
Chemicals -- 4.2%
Ecolab, Inc.                                             15,800          504,494
Monsanto Co.                                             12,700          796,925
Potash Corporation of Saskatchewan, Inc.                  6,300          587,916
Rohm & Haas Co.                                          16,200          666,306
                                                                  --------------
                                                                       2,555,641
                                                                  --------------
Coal -- 1.1%
Headwaters, Inc.* (a)                                    18,600          695,640
                                                                  --------------
Commercial Services & Supplies -- 6.3%
Career Education Corp.*                                  11,200          398,272
Cerner Corp.* (a)                                         1,900          165,167
Education Management Corp.*                              12,600          406,224
Iron Mountain, Inc.*                                     29,875        1,096,413
Labor Ready, Inc.*                                       11,400          292,410
Robert Half International, Inc.                          14,500          516,055
United Rentals, Inc.* (a)                                31,000          611,010
Universal Technical Institute, Inc.* (a)                 11,600          413,076
                                                                  --------------
                                                                       3,898,627
                                                                  --------------
Communications Equipment -- 2.3%
Avaya, Inc.*                                             62,400          642,720
Comverse Technology, Inc.*                               15,100          396,677
Lucent Technologies, Inc.* (a)                          108,600          352,950
                                                                  --------------
                                                                       1,392,347
                                                                  --------------
Communications Services -- 2.6%
Alliance Data Systems Corp.*                             23,100          904,365
EchoStar Communications Corp. - Class A*                 22,900          677,153
                                                                  --------------
                                                                       1,581,518
                                                                  --------------
Construction & Engineering -- 2.2%
Dycom Industries, Inc.*                                  10,700          216,354
Jacobs Engineering Group, Inc.*                          16,600        1,118,840
                                                                  --------------
                                                                       1,335,194
                                                                  --------------

MET INVESTORS SERIES TRUST
LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS - - continued
SEPTEMBER 30, 2005 (Unaudited)
(Percentage of Net Assets)

Security
Description                                              Shares          Value
--------------------------------------------------------------------------------
Electrical Equipment -- 0.3%
Symbol Technologies, Inc.                                17,300          167,464
                                                                  --------------
Electronic Equipment & Instruments -- 5.0%
Agere Systems, Inc.*                                     36,000          374,760
Broadcom Corp. - Class A*                                11,900          558,229
Fisher Scientific International, Inc.*                   15,400          955,570
Microchip Technology, Inc.                               17,300          521,076
Xilinx, Inc.                                             22,900          637,765
                                                                  --------------
                                                                       3,047,400
                                                                  --------------
Financial Services -- 5.0%
Affiliated Managers Group, Inc.* (a)                      4,449          322,197
CIT Group, Inc.                                          13,800          623,484
Investors Financial Services Corp.(a)                    15,300          503,370
Lazard Ltd. - Class A(a)                                 18,100          457,930
Legg Mason, Inc.                                          3,500          383,915
Providian Financial Corp.*                               33,700          595,816
Refco, Inc.*                                              5,700          161,139
                                                                  --------------
                                                                       3,047,851
                                                                  --------------
Food & Drug Retailing -- 1.0%
Safeway, Inc.                                            23,800          609,280
                                                                  --------------
Health Care Equipment & Supplies -- 2.1%
Bard (C.R.), Inc.                                         7,900          521,637
Cooper Cos., Inc. (The)                                   4,600          352,406
Kinetic Concepts, Inc.*                                   7,400          420,320
                                                                  --------------
                                                                       1,294,363
                                                                  --------------
Health Care Providers & Services -- 6.6%
Caremark Rx, Inc.*                                       10,900          544,237
Community Health Systems, Inc.*                          30,900        1,199,229
DaVita, Inc.*                                             4,600          211,922
Lincare Holdings, Inc.*                                  11,400          467,970
Omnicare, Inc.                                            9,400          528,562
PacifiCare Health Systems, Inc.*                         13,900        1,108,942
                                                                  --------------
                                                                       4,060,862
                                                                  --------------
Hotels, Restaurants & Leisure -- 5.4%
Cheesecake Factory, Inc. (The)*                          16,300          509,212
Hilton Hotels Corp.                                      32,000          714,240
Panera Bread Co. - Class A* (a)                           5,000          255,900
Penn National Gaming, Inc.*                              17,600          547,536
Royal Caribbean Cruises, Ltd.(a)                         17,200          743,040
Scientific Games Corp. - Class A* (a)                    12,500          387,500
Texas Roadhouse, Inc. - Class A*                         10,700          159,430
                                                                  --------------
                                                                       3,316,858
                                                                  --------------
Household Products -- 1.0%
Alberto-Culver Co.                                        6,200          277,450
Prestige Brands Holdings, Inc.* (a)                      27,000          332,640
                                                                  --------------
                                                                         610,090
                                                                  --------------
Industrial Conglomerates -- 1.3%
ITT Industries, Inc.                                      7,000          795,200
                                                                  --------------
Insurance -- 2.5%
Axis Capital Holdings, Ltd.                               9,900          282,249
HCC Insurance Holdings, Inc.                             17,800          507,834
Universal American Financial Corp.*                       9,400          213,756
W.R. Berkley Corp.                                       13,000          513,240
                                                                  --------------
                                                                       1,517,079
                                                                  --------------
Internet Software & Services -- 5.1%
Expedia, Inc.* (a)                                       19,159          379,532
IAC / InterActiveCorp.* (a)                              24,559          622,561
Juniper Networks, Inc.*                                  21,000          499,590
Monster Worldwide, Inc.*                                 22,100          678,691
TIBCO Software, Inc.*                                    61,500          514,140
VeriSign, Inc.*                                          20,900          446,633
                                                                  --------------
                                                                       3,141,147
                                                                  --------------
IT Consulting & Services -- 3.5%
CACI International, Inc. - Class A*                      14,800          896,880
Computer Sciences Corp.*                                 16,000          756,960
FTI Consulting, Inc.* (a)                                19,200          484,992
                                                                  --------------
                                                                       2,138,832
                                                                  --------------
Machinery -- 2.7%
Ingersoll-Rand Co. - Class A                             25,000          955,750
Timken Co. (The)                                         23,800          705,194
                                                                  --------------
                                                                       1,660,944
                                                                  --------------
Media -- 3.2%
Cablevision Systems Corp. - NY Group -
Class A*                                                 20,700          634,869
Univision Communications, Inc. - Class A*                27,000          716,310
Westwood One, Inc.                                       31,300          622,557
                                                                  --------------
                                                                       1,973,736
                                                                  --------------
Metals & Mining -- 0.7%
Nucor Corp.                                               7,400          436,526
                                                                  --------------
Oil & Gas -- 6.3%
Cooper Cameron Corp.*                                     9,000          665,370
Halliburton Co.                                          19,700        1,349,844
Noble Corp.                                               2,200          150,612
Tidewater, Inc.                                           6,600          321,222
Weatherford International, Ltd.*                          9,200          631,672
XTO Energy, Inc.                                         16,253          736,586
                                                                  --------------
                                                                       3,855,306
                                                                  --------------
Pharmaceuticals -- 5.6%
Barr Pharmaceuticals, Inc.*                               8,700          477,804
Biovail Corp.*                                           13,700          320,169
Cephalon, Inc.* (a)                                       6,600          306,372
Covance, Inc.*                                            3,100          148,769
Endo Pharmaceuticals Holdings, Inc.* (a)                 23,000          613,410
Genzyme Corp.*                                            6,900          494,316
IVAX Corp.*                                               6,250          164,750
Medicines Co.* (a)                                        8,300          190,983
MedImmune, Inc.*                                          4,300          144,695
OSI Pharmaceuticals, Inc.* (a)                            8,900          260,236
Sepracor, Inc.*                                           5,400          318,546
                                                                  --------------
                                                                       3,440,050
                                                                  --------------
Retail - Multiline -- 0.5%
Dollar Tree Stores, Inc.*                                13,000          281,450
                                                                  --------------
Retail - Specialty -- 2.1%
Abercrombie & Fitch Co. - Class A                         4,400          219,340
Bed Bath & Beyond, Inc.*                                 12,000          482,160
Dollar General Corp.                                      9,300          170,562
PETCO Animal Supplies, Inc.*                             19,600          414,736
                                                                  --------------
                                                                       1,286,798
                                                                  --------------
Road & Rail -- 0.6%
Heartland Express, Inc.(a)                               17,300          351,882
                                                                  --------------
Semiconductor Equipment & Products -- 1.6%
Analog Devices, Inc.                                     12,600          467,964
National Semiconductor Corp.                             19,300          507,590
                                                                  --------------
                                                                         975,554
                                                                  --------------
Software -- 5.8%
Amdocs, Ltd.*                                            32,300          895,679
Cognos, Inc.* (a)                                         7,700          299,761
Hyperion Solutions Corp.*                                10,800          525,420
Informatica Corp.* (a)                                   38,400          461,568
McAfee, Inc.*                                            17,000          534,140
Red Hat, Inc.* (a)                                        9,500          201,305
Symantec Corp.*                                          17,537          397,388
Take-Two Interactive Software, Inc.* (a)                 11,500          254,035
                                                                  --------------
                                                                       3,569,296
                                                                  --------------
Telecommunication Services - Diversified -- 0.6%
ADC Telecommunications, Inc.*                            17,400          397,764
                                                                  --------------
Telecommunication Services - Wireless -- 1.0%
Nextel Partners, Inc. - Class A* (a)                     24,100          604,910
                                                                  --------------
Transportation -- 1.2%
UTI Worldwide, Inc.(a)                                    9,200          714,840
                                                                  --------------
Trucking & Freight Forwarding -- 1.1%
Landstar System, Inc.                                    17,600          704,528
                                                                  --------------
Total Common Stocks (Cost $ 52,114,335)                               59,650,146
                                                                  --------------

Security                                               Par
Description                                           Amount          Value
--------------------------------------------------------------------------------
Short-Term Investments -- 20.6%
State Street Bank & Trust Co.,
Repurchase Agreement, dated
09/30/05 at 1.70%  to be
repurchased at $2,215,314 on
10/03/05 collateralized by
$2,075,000 FHLB 5.750% due 05/15/12
with a value of $2,264,344                         $  2,215,000       2,215,000
State Street Navigator Securities
Lending Prime Portfolio(b)                           10,438,924      10,438,924
                                                                  -------------
Total Short-Term Investments
(Cost $ 12,653,924)                                                  12,653,924
TOTAL INVESTMENTS --  117.8%                                      -------------
(Cost $ 64,768,259)                                                  72,304,070
Other Assets and Liabilities (net) -- (17.8%)                       (10,939,978)
                                                                  -------------
TOTAL NET ASSETS -- 100.0%                                        $  61,364,092
                                                                  =============

Portfolio Footnotes:

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $9,190,473 and $1,654,662 respectively, resulting in a net unrealized appreciation of $7,535,811.

*      Non-income producing security.

(a)    All or a portion of security out on loan.

(b) Represents investment of collateral received from securities lending transactions.

FHLB - Federal Home Loan Bank

MET INVESTORS SERIES TRUST
LORD ABBETT MID-CAP VALUE PORFOLIO

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (Unaudited)
(Percentage of Net Assets)

Security
Description                                            Shares         Value
--------------------------------------------------------------------------------
Common Stocks -- 95.4%
Auto Components -- 1.0%
Dana Corp.(a)                                           373,700   $    3,516,517
                                                                  --------------
Chemicals -- 8.3%
Chemtura Corp.                                          337,800        4,195,476
Eastman Chemical Co.                                    160,700        7,548,079
Monsanto Co.                                             85,500        5,365,125
Mosaic Co. (The)* (a)                                   368,400        5,901,768
Potash Corp. of Saskatchewan, Inc.                       53,536        4,995,979
                                                                  --------------
                                                                      28,006,427
                                                                  --------------
Commercial Services & Supplies -- 4.0%
R. R. Donnelley & Sons Co.                              193,724        7,181,349
Sabre Holdings Corp.(a)                                 313,400        6,355,752
                                                                  --------------
                                                                      13,537,101
                                                                  --------------
Communications Equipment -- 2.7%
ADC Telecommunications, Inc.* (a)                       109,400        2,500,884
Avaya, Inc.*                                            366,600        3,775,980
Tellabs, Inc.*                                          275,000        2,893,000
                                                                  --------------
                                                                       9,169,864
                                                                  --------------
Containers & Packaging -- 3.3%
Ball Corp.                                              151,700        5,573,458
Pactiv Corp.*                                           307,400        5,385,648
                                                                  --------------
                                                                      10,959,106
                                                                  --------------
Electric Utilities -- 5.3%
Ameren Corp.                                            117,500        6,285,075
CMS Energy Corp.* (a)                                   349,200        5,744,340
Northeast Utilities                                     217,300        4,335,135
Puget Energy, Inc.                                       62,300        1,462,804
                                                                  --------------
                                                                      17,827,354
                                                                  --------------
Energy Equipment & Services -- 4.9%
GlobalSantaFe Corp.                                     153,300        6,993,546
Halliburton Co.                                         100,500        6,886,260
Pride International, Inc.*                               93,500        2,665,685
                                                                  --------------
                                                                      16,545,491
                                                                  --------------
Food & Drug Retailing -- 1.8%
Albertson's, Inc.(a)                                    130,300        3,342,195
Safeway, Inc.                                            99,500        2,547,200
                                                                  --------------
                                                                       5,889,395
                                                                  --------------
Food Products -- 1.2%
Dean Foods Co.*                                          94,300        3,664,498
TreeHouse Foods, Inc.* (a)                               13,860          372,557
                                                                  --------------
                                                                       4,037,055
                                                                  --------------
Health Care Equipment & Supplies -- 1.7%
Bausch & Lomb, Inc.                                      68,800        5,550,784
                                                                  --------------
Health Care Providers & Services -- 2.0%
Aetna, Inc.                                              79,100        6,813,674
                                                                  --------------
Hotels, Restaurants & Leisure -- 1.8%
Brinker International, Inc.*                            123,400        4,634,904

MET INVESTORS SERIES TRUST
LORD ABBETT MID-CAP VALUE PORFOLIO

PORTFOLIO OF INVESTMENTS - - continued
SEPTEMBER 30, 2005 (Unaudited)
(Percentage of Net Assets)

Security
Description                                             Shares        Value
--------------------------------------------------------------------------------
Yum! Brands, Inc.                                        31,900        1,544,279
                                                                  --------------
                                                                       6,179,183
                                                                  --------------
Household Durables -- 4.9%
American Greetings Corp. - Class A                      137,300        3,762,020
Leggett & Platt, Inc.                                    98,500        1,989,700
Newell Rubbermaid, Inc.(a)                              147,600        3,343,140
Snap-On, Inc.(a)                                        150,300        5,428,836
Tupperware Corp.(a)                                      89,300        2,034,254
                                                                  --------------
                                                                      16,557,950
                                                                  --------------
Industrial Conglomerates -- 1.7%
Hubbell, Inc. - Class B                                 121,800        5,716,074
                                                                  --------------
Insurance -- 10.9%
ACE, Ltd.                                                22,700        1,068,489
Conseco, Inc.*                                          198,900        4,198,779
Everest Reinsurance Group, Ltd.                          57,200        5,599,880
Genworth Financial, Inc.(a)                             110,300        3,556,072
Lincoln National Corp.                                   32,200        1,675,044
PartnerRe, Ltd.                                          88,100        5,642,805
PMI Group, Inc. (The)                                   107,400        4,282,038
SAFECO Corp.                                            107,500        5,738,350
XL Capital, Ltd. - Class A                               74,500        5,068,235
                                                                  --------------
                                                                      36,829,692
                                                                  --------------
IT Consulting & Services -- 1.0%
Computer Sciences Corp.*                                 67,600        3,198,156
                                                                  --------------
Leisure Equipment & Products -- 1.6%
Foot Locker, Inc.                                       237,300        5,206,362
                                                                  --------------
Machinery -- 3.9%
CNH Global N.V.(a)                                      107,200        2,111,840
Cummins, Inc.(a)                                         57,200        5,033,028
Timken Co.                                              205,000        6,074,150
                                                                  --------------
                                                                      13,219,018
                                                                  --------------
Media -- 4.5%
Interpublic Group of Co., Inc. (The)*                   514,500        5,988,780
R.H. Donnelley Corp.*                                    68,400        4,326,984
Westwood One, Inc.                                      246,300        4,898,907
                                                                  --------------
                                                                      15,214,671
                                                                  --------------
Oil & Gas -- 4.3%
EOG Resources, Inc.                                      88,400        6,621,160
NiSource, Inc.                                          224,200        5,436,850
Southwest Gas Corp.(a)                                   87,500        2,396,625
                                                                  --------------
                                                                      14,454,635
                                                                  --------------
Paper & Forest Products -- 4.6%
Bowater, Inc.(a)                                        128,300        3,627,041
Georgia-Pacific Corp.                                   203,315        6,924,909
MeadWestvaco Corp.                                      179,600        4,960,552
                                                                  --------------
                                                                      15,512,502
                                                                  --------------
Pharmaceuticals -- 3.4%
King Pharmaceuticals, Inc.*                             454,900        6,996,362
Mylan Laboratories, Inc.(a)                             238,475        4,593,028
                                                                  --------------
                                                                      11,589,390
                                                                  --------------
Real Estate -- 2.6%
Healthcare Realty Trust, Inc. (REIT)(a)                  85,955        3,450,234
Host Marriott Corp. (REIT)                              319,000        5,391,100
                                                                  --------------
                                                                       8,841,334
                                                                  --------------
Retail - Multiline -- 1.3%
Federated Department Stores, Inc.                        66,594        4,453,141
                                                                  --------------
Retail - Specialty -- 1.2%
OfficeMax, Inc.(a)                                      122,400        3,876,408
                                                                  --------------
Software -- 4.8%
Cadence Design Systems, Inc.*                           365,700        5,909,712
McAfee, Inc.*                                           169,700        5,331,974
Sybase, Inc.* (a)                                       202,000        4,730,840
                                                                  --------------
                                                                      15,972,526
                                                                  --------------
Telecommunication Services - Diversified -- 1.8%
CenturyTelephone, Inc.                                  102,900        3,599,442
PanAmSat Holding Corp.(a)                               100,500        2,432,100
                                                                  --------------
                                                                       6,031,542
                                                                  --------------
Textiles, Apparel & Luxury Goods -- 1.3%
Tommy Hilfiger Corp.*                                   253,800        4,403,430
                                                                  --------------
Trading Companies & Distributors -- 3.6%
Genuine Parts Co.                                       161,300        6,919,770
Grainger (W.W.), Inc.                                    80,000        5,033,600
                                                                  --------------
                                                                      11,953,370
                                                                  --------------
Total Common Stocks (Cost $ 250,825,914)                             321,062,152
                                                                  --------------

Security                                               Par
Description                                           Amount           Value
--------------------------------------------------------------------------------
Short-Term Investments -- 19.2%
State Street Bank & Trust Co.,
Repurchase Agreement, dated
09/30/05 at 2.45% to be repurchased
at $14,564,973 on 10/03/05
collateralized by $14,760,000 FHLMC
4.500% due 11/15/11 with a value of
  $14,856,863                                     $  14,562,000      14,562,000
State Street Navigator Securities
Lending Prime Portfolio(b)                           50,159,145      50,159,145
                                                                  -------------
Total Short-Term Investments
 (Cost $ 64,721,145)                                                 64,721,145
                                                                  -------------
TOTAL INVESTMENTS -- 114.6%
(Cost $ 315,547,059)                                                385,783,297

Other Assets and Liabilities (net) -- (14.6%)                       (49,203,728)

                                                                  -------------
TOTAL NET ASSETS -- 100.0%                                        $ 336,579,569
                                                                  =============

Portfolio Footnotes:

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $76,778,409 and $6,542,171 respectively, resulting in a net unrealized appreciation of $70,236,238.

*       Non-income producing security.

(a)     All or a portion of security out on loan.

(b) Represents investment of collateral received from securities lending transactions.

REIT  - Real Estate Investment Trust

FHLMC - Federal Home Loan Mortgage Corp.

MET INVESTORS SERIES TRUST
METLIFE AGGRESSIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (Unaudited)
(Percentage of Net Assets)

Security
Description                                           Shares            Value
--------------------------------------------------------------------------------

INVESTMENT COMPANY SECURITIES -100%
Davis Venture Value
   Portfolio (Class A) * ......................     2,365,000   $    70,429,709
Goldman Sachs Mid-Cap Value
   Portfolio (Class A) ........................     1,308,364        17,518,995
Harris Oakmark Focused Value
   Portfolio (Class A) * ......................       108,585        28,654,466
Harris Oakmark International
   Portfolio (Class A) ........................     3,770,138        60,473,012
Janus Aggressive Growth
   Portfolio (Class A) ........................     8,485,012        70,171,049
Lord Abbett Growth and Income
   Portfolio (Class A) ........................     2,526,900        70,121,467
Met/AIM Small Cap Growth
   Portfolio (Class A) ........................     1,669,782        22,825,919
MFS Research International
   Portfolio (Class A) ........................     3,346,492        43,537,858
Jennison Growth
   Portfolio (Class A) * ......................     3,489,088        40,822,334
RCM Global Technology
   Portfolio (Class A) ........................     5,075,178        24,919,125
Third Avenue Small Cap Value
   Portfolio (Class A) ........................     2,863,609        46,562,279
Turner Mid-Cap Growth
   Portfolio (Class A) ........................     1,445,827        17,537,877
Van Kampen Comstock
   Portfolio (Class A) ........................     7,310,641        74,422,322
                                                                ---------------


TOTAL Investment Company Securities
   (Cost $543,752,872) ........................                     587,996,412
                                                                ---------------


TOTAL INVESTMENTS - 100.0%
  (COST $543,752,872)                                               587,996,412

Other Assets and Liabilities (net) - (0.0%)                            (189,474)
                                                                ---------------
TOTAL NET ASSETS 100%                                               587,806,938
                                                                ===============

Portfolio Footnotes:

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $44,243,540 and $0 respectively, resulting in a net unrealized appreciation of $44,243,540.

*      Part of Metropolitan Series Fund, Inc.

MET INVESTORS SERIES TRUST
METLIFE BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (Unaudited)
(Percentage of Net Assets)

Security
Description                                          Shares            Value
--------------------------------------------------------------------------------

INVESTMENT COMPANY SECURITIES -100%
Davis Venture Value
   Portfolio (Class A) * ......................     8,575,711   $   255,384,658
Goldman Sachs Mid-Cap Value
   Portfolio (Class A) ........................     7,119,019        95,323,670
Harris Oakmark Focused Value
   Portfolio (Class A) * ......................       472,586       124,710,706
Harris Oakmark International
   Portfolio (Class A) ........................    12,294,434       197,202,726
Janus Aggressive Growth
   Portfolio (Class A) ........................    11,541,984        95,452,209
Jennison Growth
   Portfolio (Class A) * ......................     8,136,495        95,196,994
Lord Abbett Bond Debenture
   Portfolio (Class A) ........................    22,127,160       283,227,654
Lord Abbett Growth and Income
   Portfolio (Class A) ........................     9,163,171       254,277,984
Met/AIM Mid-Cap Equity
   Portfolio (Class A) ........................     2,075,078        31,167,671
Met/AIM Small Cap Growth
   Portfolio (Class A) ........................     4,545,690        62,139,577
MFS Research International
   Portfolio (Class A) ........................    12,982,843       168,906,782
Neuberger Berman Real Estate
   Portfolio (Class A) ........................     4,448,641        61,302,270
Oppenheimer Capital Appreciation
   Portfolio (Class A) ........................    33,294,187       281,668,824
Pimco Inflation Protected Bond
   Portfolio (Class A) ........................    20,734,527       226,213,691
Pimco Total Return
   Portfolio (Class A) ........................    21,712,032       252,945,169
Salomon Brothers US Government
   Portfolio (Class A) * ......................    12,967,890       158,078,574
Third Avenue Small Cap Value
   Portfolio (Class A) ........................     7,790,765       126,677,837
T. Rowe Price Mid-Cap Growth
   Portfolio (Class A) ........................     7,739,427        64,392,029
Turner Mid-Cap Growth
   Portfolio (Class A) ........................     5,246,340        63,638,099
Van Kampen Comstock
   Portfolio (Class A) ........................    27,538,162       280,338,485
                                                                ---------------
TOTAL Investment Company Securities
   (Cost $3,019,113,877) ......................                   3,178,245,609
                                                                ---------------
TOTAL INVESTMENTS - 100.0%
   (COST $3,019,113,877)                                          3,178,245,609

Other Assets and Liabilities (net) - (0.0%)                            (790,462)
                                                                ---------------
TOTAL NET ASSETS 100%                                           $ 3,177,455,147
                                                                ===============

Portfolio Footnotes:

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $159,131,732 and $0 respectively, resulting in a net unrealized appreciation of $159,131,732.

*      Part of Metropolitan Series Fund, Inc.

MET INVESTORS SERIES TRUST
METLIFE DEFENSIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (Unaudited)
(Percentage of Net Assets)

Security
Description                                           Shares            Value
--------------------------------------------------------------------------------

INVESTMENT COMPANY SECURITIES -100%
Davis Venture Value
   Portfolio (Class A) * ......................       330,389   $     9,838,977
Goldman Sachs Mid-Cap Value
   Portfolio (Class A) ........................       974,791        13,052,449
Harris Oakmark International
   Portfolio (Class A) ........................       421,260         6,757,006
Lord Abbett Bond Debenture
   Portfolio (Class A) ........................     2,525,515        32,326,591
Lord Abbett Growth and Income
   Portfolio (Class A) ........................       705,972        19,590,735
MFS Research International
   Portfolio (Class A) ........................     1,068,159        13,896,746
Met/AIM Mid-Cap Equity
   Portfolio (Class A) ........................       426,115         6,400,240
Jennison Growth
   Portfolio (Class A) * ......................       557,141         6,518,544
Neuberger Berman Real Estate
   Portfolio (Class A) ........................       228,155         3,143,979
Oppenheimer Capital Appreciation
   Portfolio (Class A) ........................     2,659,230        22,497,086
Pimco Inflation Protected Bond
   Portfolio (Class A) ........................     4,870,706        53,139,408
Pimco Total Return
   Portfolio (Class A) ........................     5,576,708        64,968,653
Salomon Brothers US Government
   Portfolio (Class A) * ......................     3,996,919        48,722,447
T. Rowe Price Mid-Cap Growth
   Portfolio (Class A) ........................       794,994         6,614,353
Third Avenue Small Cap Value
   Portfolio (Class A) ........................       400,048         6,504,789
Van Kampen Comstock
   Portfolio (Class A) ........................     1,256,907        12,795,310

TOTAL Investment Company Securities
   (Cost $315,712,038) ........................                     326,767,313
                                                                ---------------
TOTAL INVESTMENTS - 100.0%
   (COST $315,712,038)                                              326,767,313

Other Assets and Liabilities (net) - (0.0%)                            (118,998)
                                                                ---------------
TOTAL NET ASSETS 100%                                           $   326,648,315
                                                                ===============

Portfolio Footnotes:

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $11,055,275 and $0 respectively, resulting in a net unrealized appreciation of $11,055,275.

*      Part of Metropolitan Series Fund, Inc.

MET INVESTORS SERIES TRUST
METLIFE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (Unaudited)
(Percentage of Net Assets)

Security
Description                                          Shares           Value
--------------------------------------------------------------------------------

INVESTMENT COMPANY SECURITIES -100%
Davis Venture Value
   Portfolio (Class A) *......................     10,315,226   $   307,187,441
Goldman Sachs Mid-Cap Value
   Portfolio (Class A)........................      6,226,990        83,379,401
Harris Oakmark Focused Value
   Portfolio (Class A) *......................        413,324       109,072,114
Harris Oakmark International
   Portfolio (Class A)........................     14,343,953       230,077,008
Janus Aggressive Growth
   Portfolio (Class A)........................     26,922,076       222,645,569
Jennison Growth
   Portfolio (Class A) *......................     11,861,749       138,782,458
Lord Abbett Bond Debenture
   Portfolio (Class A)........................      8,602,726       110,114,888
Lord Abbett Growth and Income
   Portfolio (Class A)........................     12,023,085       333,640,608
Met/AIM Small Cap Growth
   Portfolio (Class A)........................      5,962,309        81,504,763
MFS Research International
   Portfolio (Class A)........................     13,634,446       177,384,146
Neuberger Berman Real Estate
   Portfolio (Class A)........................      3,890,285        53,608,128
Oppenheimer Capital Appreciation
   Portfolio (Class A)........................     16,177,514       136,861,765
Pimco Inflation Protected Bond
   Portfolio (Class A)........................     12,960,161       141,395,356
RCM Global Technology
   Portfolio (Class A)........................     12,071,687        59,271,985
Third Avenue Small Cap Value
   Portfolio (Class A)........................     11,926,261       193,921,005
T. Rowe Price Mid-Cap Growth
   Portfolio (Class A)........................      3,385,008        28,163,263
Turner Mid-Cap Growth
   Portfolio (Class A)........................      4,588,592        55,659,615
Van Kampen Comstock
   Portfolio (Class A)........................  32,113,056.74       326,910,918
                                                                ---------------
TOTAL Investment Company Securities
   (Cost $2,612,551,094)......................                    2,789,580,432
                                                                ---------------
TOTAL INVESTMENTS - 100.0%
   (COST $2,612,551,094)                                          2,789,580,432

Other Assets and Liabilities (net) - (0.0%)                            (715,855)
                                                                ---------------
TOTAL NET ASSETS 100%                                             2,788,864,577
                                                                ===============

Portfolio Footnotes:

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $177,029,338 and $0 respectively, resulting in a net unrealized appreciation of $177,029,338.

*      Part of Metropolitan Series Fund, Inc.

MET INVESTORS SERIES TRUST
METLIFE MODERATE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (Unaudited)
(Percentage of Net Assets)

Security
Description                                          Shares            Value
--------------------------------------------------------------------------------

INVESTMENT COMPANY SECURITIES -100%
Davis Venture Value
   Portfolio (Class A) *......................      1,452,453   $    43,254,057
Goldman Sachs Mid-Cap Value
   Portfolio (Class A)........................      3,214,753        43,045,549
Harris Oakmark International
   Portfolio (Class A)........................      2,083,226        33,414,942
Lord Abbett Bond Debenture
   Portfolio (Class A)........................      8,327,231       106,588,561
Lord Abbett Growth and Income
   Portfolio (Class A)........................      3,491,633        96,892,824
MFS Research International
   Portfolio (Class A)........................      4,401,053        57,257,697
Met/AIM Mid-Cap Equity
   Portfolio (Class A)........................      1,405,381        21,108,818
Jennison Growth
   Portfolio (Class A) *......................      3,674,107        42,987,058
Neuberger Berman Real Estate
   Portfolio (Class A)........................      1,505,981        20,752,423
Oppenheimer Capital Appreciation
   Portfolio (Class A)........................     11,274,527        95,382,496
Pimco Inflation Protected Bond
   Portfolio (Class A)........................     12,044,337       131,403,720
Pimco Total Return
   Portfolio (Class A)........................     13,790,461       160,658,873
Salomon Brothers US Government
   Portfolio (Class A) *......................      7,028,248        85,674,345
T. Rowe Price Mid-Cap Growth
   Portfolio (Class A)........................      3,932,222        32,716,090
Third Avenue Small Cap Value
   Portfolio (Class A)........................      1,979,001        32,178,558
Turner Mid-Cap Growth
   Portfolio (Class A)........................        888,323        10,775,361
Van Kampen Comstock
   Portfolio (Class A)........................      6,216,835        63,287,377
                                                                ---------------
TOTAL Investment Company Securities
   (Cost $1,032,636,930)......................                    1,077,378,750
                                                                ---------------
TOTAL INVESTMENTS - 100.0%
   (Cost $1,032,636,930)                                          1,077,378,750

Other Assets and Liabilities (net) - (0.00%)                           (327,459)
                                                                ---------------
TOTAL NET ASSETS 100%                                           $ 1,077,051,291
                                                                ===============

Portfolio Footnotes:

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $44,741,820 and $0 respectively, resulting in a net unrealized appreciation of $44,741,820.

*      Part of Metropolitan Series Fund, Inc.

MET INVESTORS SERIES TRUST
MFS RESEARCH INTERNATIONAL PORFOLIO

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (Unaudited)
(Percentage of Net Assets)

Security
Description                                           Shares         Value
--------------------------------------------------------------------------------
Common Stocks -- 97.8%
Australia -- 0.2%
Macquarie Goodman Group                               583,991    $     1,894,099
                                                                 ---------------
Austria -- 1.0%
Erste Bank der Oesterreichischen
Sparkassen AG                                         184,970          9,931,927
                                                                 ---------------
Brazil -- 3.8%
Companhia Siderurgica Nacional S.A.(ADR) (a)          172,710          4,010,326
Companhia Vale do Rio Doce (ADR)                      348,200         15,272,052
Cyrela Brazil Realty S.A.                               7,400             61,513
Cyrela Brazil Realty S.A.
Empreendimentos* (GDR)                                 22,948          1,890,254
Natura Cosmeticos S.A.                                 58,920          2,369,045
Petroleo Brasileiro S.A.(ADR)                          66,020          4,719,770
Unibanco-Uniao de Bancos Brasilieros
S.A.(GDR) (a)                                         195,070         10,260,682
                                                                 ---------------
                                                                      38,583,642
                                                                 ---------------
Canada -- 1.3%
Aber Diamond Corp.                                    284,040         10,398,122
Canadian Natural Resources Ltd.                        50,070          2,264,245
                                                                 ---------------
                                                                      12,662,367
                                                                 ---------------
China -- 0.3%
ZTE Corp.(a)                                          805,700          2,628,771
                                                                 ---------------
Finland -- 1.3%
Nokia Oyj                                             770,120         13,024,741
                                                                 ---------------
France -- 15.4%
Axa(a)                                                516,000         14,228,134
BNP Paribas S.A.(a)                                   212,040         16,179,626
Business Objects S.A.*                                 84,870          2,965,455
Cap Gemini S.A.*                                       67,890          2,651,977
Carrefour S.A.(a)                                     157,950          7,298,898
Credit Agricole S.A.(a)                               359,540         10,592,874
Gaz de France                                         147,270          4,939,740
LVMH Moet Hennessy Louis Vuitton S.A.                  60,300          4,992,312
PSA Peugeot Citroen(a)                                105,820          7,219,510
Sanofi-Aventis(a)                                     219,673         18,232,760
Schneider Electric S.A.(a)                            222,115         17,611,774
Suez S.A.(a)                                          525,472         15,265,177
Total Fina Elf S.A.(a)                                115,470         31,507,884
Vallourec S.A.                                          3,890          1,904,604
                                                                 ---------------
                                                                     155,590,725
                                                                 ---------------
Germany -- 1.3%
Continental AG                                         64,711          5,334,453
Hypo Real Estate Holding AG                           147,300          7,473,537
                                                                 ---------------
                                                                      12,807,990
                                                                 ---------------
Hong Kong -- 1.8%

MET INVESTORS SERIES TRUST
MFS RESEARCH INTERNATIONAL PORFOLIO

PORTFOLIO OF INVESTMENTS - - continued
SEPTEMBER 30, 2005 (Unaudited)
(Percentage of Net Assets)

Security
Description                                           Shares             Value
--------------------------------------------------------------------------------
China Mengniu Dairy Co., Ltd.                       9,778,000          8,078,440
CNOOC, Ltd.                                        14,050,000         10,071,359
                                                                 ---------------
                                                                      18,149,799
                                                                 ---------------
Hungary -- 1.1%
OTP Bank, Ltd.(GDR)                                   134,440         10,634,204
                                                                 ---------------
Ireland -- 0.9%
Anglo Irish Bank Corp.                                408,928          5,587,266
Depfa Bank Plc                                        225,550          3,630,728
                                                                 ---------------
                                                                       9,217,994
                                                                 ---------------
Italy -- 2.3%
Fastweb* (a)                                          206,757          9,280,816
Italcementi S.p.A.(a)                                 109,940          1,726,769
Italcementi S.p.A.(a)                                 222,190          2,479,429
UniCredito Italiano S.p.A.(a)                       1,747,920          9,889,989
                                                                 ---------------
                                                                      23,377,003
                                                                 ---------------
Japan -- 17.5%
Aiful Corp.(a)                                        148,250         12,538,616
Asahi Glass Co.(a)                                    833,000          8,777,250
Chugai Pharmaceutical Co., Ltd.                       471,300          9,042,909
FANUC, Ltd.(a)                                        124,100         10,080,881
Kaneka Corp.(a)                                       825,000         10,844,321
Leopalace21 Corp.* (a)                                291,500          7,077,108
Mitsubishi Tokyo Finacial Group, Inc.(a)                1,152         15,307,178
Mitsui Mining & Smelting Co., Ltd.                  3,849,000         22,567,393
Nippon Electric Glass Co., Ltd.* (a)                  187,000          3,386,740
ORIX Corp.*                                            44,200          8,042,868
Ricoh Co., Ltd.(a)                                    508,000          7,963,734
Shinsei Bank, Ltd.                                  1,598,000         10,130,334
Takefuji Corp.                                        211,750         16,639,180
Tokyo Gas Co., Ltd.(a)                              2,323,000          9,480,320
Toyota Motor Corp.(a)                                 359,100         16,603,498
Yamanouchi Pharmaceutical Co., Ltd.                   228,800          8,627,096
                                                                 ---------------
                                                                     177,109,426
                                                                 ---------------
Korea -- 6.7%
Hana Bank                                             291,460         10,773,050
Hanwha Chemical Corp.                                 350,380          4,404,179
Hyundai Mobis                                         102,460          8,433,127
Kookmin Bank                                          157,450          9,322,441
LG. Philips LCD Co., Ltd.*                             57,850          2,387,697
Samsung Electronics Co., Ltd.                          56,690         32,136,456
                                                                 ---------------
                                                                      67,456,950
                                                                 ---------------
Luxembourg -- 0.2%
Tenaris S.A.(ADR) (a)                                  11,630          1,603,079
                                                                 ---------------

Mexico -- 3.4%
Consorico ARA, S.A. de C.V.                           958,760          3,633,635
Grupo Aeroportuario del Sureste S.A. de
C.V.(ADR) (a)                                          57,170          2,281,083
Grupo Elektra, S.A. de C.V.                           477,710          3,578,924
Grupo Financiero Inbursa, S.A. de C.V.              3,093,040          5,345,305
Grupo Televisa, S.A. (ADR)                            200,960         14,410,842
Impulsora del Desarrollo Economico de
America Latina, S.A. de C. V.*                      3,107,880          2,059,104
Urbi, Desarrollos Urbanos, S.A. de C.V.*              419,140          3,107,503
                                                                 ---------------
                                                                      34,416,396
                                                                 ---------------
Netherlands -- 2.5%
Koninklijke (Royal) KPN N.V.                          969,350          8,736,129
Koninklijke (Royal) Philips Electronics N.V.          438,620         11,704,015
TPG N.V.                                              199,400          4,971,204
                                                                 ---------------
                                                                      25,411,348
                                                                 ---------------
Norway -- 1.4%
Statoil ASA(a)                                        585,400         14,467,430
                                                                 ---------------

Russia -- 1.1%
LUKOIL (ADR)                                          191,240         11,057,497
                                                                 ---------------

Singapore -- 0.8%
Singapore Telecommunications, Ltd.(a)               5,888,290          8,546,341
                                                                 ---------------

Spain -- 4.0%
Banco Bilbao Vizcaya Argentaria, S.A.(a)              871,110         15,330,594
Endesa S.A.(ADR)                                      273,890          7,361,396
Telefonica S.A.                                     1,067,028         17,539,934
                                                                 ---------------
                                                                      40,231,924
                                                                 ---------------
Sweden -- 2.3%
Sandvik AB(a)                                         326,720         16,306,994
Swedish Match AB(a)                                   613,060          7,339,107
                                                                 ---------------
                                                                      23,646,101
                                                                 ---------------
Switzerland -- 7.7%
Nestle S.A.(a)                                         81,791         24,067,108
Roche Holding AG                                      161,820         22,588,151
Syngenta AG*                                           74,260          7,812,826
Synthes, Inc.                                          46,170          5,425,844
UBS AG(a)                                             212,748         18,171,861
                                                                 ---------------
                                                                      78,065,790
                                                                 ---------------
Turkey -- 0.5%
Akbank T.A.S.                                         794,006          5,293,126
                                                                 ---------------

United Kingdom -- 19.0%
Anglo American Plc                                    266,750          7,984,003
AstraZeneca Plc                                       300,403         14,094,002
Aviva Plc                                           1,247,053         13,741,433
BHP Billiton Plc                                      371,040          6,028,973
BP Plc                                              1,359,810         16,128,126
Burberry Group Plc(a)                                 733,720          5,612,815
Diageo Plc                                            823,250         11,882,256
easyJet Plc*                                        1,036,260          5,365,859
Hilton Group Plc                                    1,968,950         10,964,286
HSBC Holdings Plc                                     856,605         13,934,541
NXT Plc*                                              347,760          8,595,355
Reckitt Benckiser Plc                                 343,064         10,495,599
Reed International Plc                                641,110          5,967,295
Royal Bank of Scotland Group Plc                      601,970         17,152,279
Tesco Plc                                           1,828,630         10,020,697
TI Automotive, Ltd.- Class A *                         45,100                  0
Vodafone Group Plc                                  8,135,965         21,255,607
Yell Group Plc                                      1,435,290         12,154,472
                                                                 ---------------
                                                                     191,377,598
                                                                 ---------------
Total Common Stocks (Cost $ 843,367,773)                             987,186,268
                                                                 ---------------
Preferred Stock -- 0.6%
Japan -- 0.6%
Nintendo Co., Ltd.(a)
(Cost $5,833,499)                                      50,900          5,973,015
                                                                 ---------------

Security                                             Par
Description                                         Amount             Value
--------------------------------------------------------------------------------
Short-Term Investments -- 22.7%

State Street Bank & Trust Co.,
Repurchase Agreement, dated
09/30/05 at 2.45% to be repurchased
at $33,809,901 on 10/03/05
collateralized by $31,635,000 FNMA
6.125% due 03/15/12 with a value of
  $34,482,150                                      33,803,000        33,803,000

State Street Navigator Securities
Lending Prime Portfolio(b)                        195,274,584       195,274,584
                                                                 --------------

Total Short-Term Investments
(Cost $ 229,077,584)                                                229,077,584
                                                                 --------------
TOTAL INVESTMENTS --  121.1%
(Cost $ 1,078,278,856)                                            1,222,236,867
Other Assets and Liabilities (net) -- (21.1%)                      (213,215,554)
                                                                 --------------
TOTAL NET ASSETS -- 100.0%                                       $1,009,021,313
                                                                 ==============

MFS Research International Portfolio

Summary of Total Foreign Securities by Industry Classification 09/30/2005

                                                        Value       Percent of
Industry                                                (000)       Net Assets
--------------------------------------------------------------------------------
Airlines                                            $   7,646,942       0.8%
Automotive                                             37,590,588       3.7
Banks                                                 197,468,004      19.6
Beverages, Food & Tobacco                              59,350,914       5.9
Building Products                                      14,586,528       1.4
Chemicals                                              23,061,326       2.3
Electronic Equipment & Instruments                     61,730,195       6.1
Energy Equipment & Services                            22,626,573       2.2
Financials - Diversified                               37,220,664       3.7
Food Retailers                                         17,319,595       1.7
Health Care Equipment & Supplies                        5,425,844       0.5
Hotels, Restaurants & Leisure                          16,937,301       1.7
Household Durables                                     32,136,456       3.2
Household Products                                     10,495,599       1.0
Insurance                                              27,969,568       2.8
Media                                                  32,532,609       3.2
Metals & Mining                                        76,488,464       7.6
Oil & Gas                                             106,695,475      10.6
Personal Products                                       7,361,357       0.7
Pharmaceuticals                                        72,584,917       7.2
Real Estate                                            25,137,649       2.5
Retail - Multiline                                      3,578,924       0.3
Retail - Specialty                                      5,612,815       0.6
Software                                                5,617,432       0.6
Telecommunications Services - Diversified              81,012,340       8.0
Transportation                                          4,971,204       0.5
                                                    -------------      ----
Total                                               $ 993,159,283      98.4%
                                                    =============      ====

Portfolio Footnotes:

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $ 148,939,585 and $4,981,574 respectively, resulting in a net unrealized appreciation of $143,958,011.

*      Non-income producing security.

(a)    All or a portion of security out on loan.

(b) Represents investment of collateral received from securities lending transactions.

ADR  - American Depositary Receipt

GDR  - Global Depositary Receipt

FNMA - Federal National Mortgage Association

MET INVESTORS SERIES TRUST
NEUBERGER BERMAN REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (Unaudited)
(Percentage of Net Assets)

Security
Description                                           Shares         Value
--------------------------------------------------------------------------------
Common Stocks -- 94.1%
Apartments -- 15.8%
Apartment Investment & Management Co. -
Class A (REIT)                                        371,600    $    14,410,648
Camden Property Trust (REIT)                          351,900         19,618,425
Equity Residential (REIT)                             428,400         16,214,940
Essex Property Trust, Inc. (REIT)                     160,300         14,427,000
United Dominion Realty Trust, Inc.
(REIT)                                                590,000         13,983,000
                                                                 ---------------
                                                                      78,654,013
                                                                 ---------------
Community Centers -- 4.2%
Developers Diversified Realty Corp.
(REIT)                                                250,600         11,703,020
Pan Pacific Retail Properties, Inc.
(REIT)                                                137,600          9,067,840
                                                                 ---------------
                                                                      20,770,860
                                                                 ---------------
Diversified -- 13.5%
Colonial Properties Trust (REIT)                      566,000         25,175,680
Digital Realty Trust, Inc.                            455,600          8,200,800
Equity Lifestyle Properties, Inc. (REIT)               71,200          3,204,000
Liberty Property Trust (REIT)                         254,900         10,843,446
Vornado Realty Trust (REIT)                           226,800         19,645,416
                                                                 ---------------
                                                                      67,069,342
                                                                 ---------------
Health Care -- 2.5%
Nationwide Health Properties, Inc.
(REIT)                                                222,100          5,174,930
Ventas, Inc. (REIT)                                   224,400          7,225,680
                                                                 ---------------
                                                                      12,400,610
                                                                 ---------------
Industrials -- 5.8%
AMB Property Corp. (REIT)                             119,500          5,365,550
ProLogis (REIT)                                       535,000         23,705,850
                                                                 ---------------
                                                                      29,071,400
                                                                 ---------------
Lodging -- 4.0%
Host Marriott Corp. (REIT)                            393,100          6,643,390
Strategic Hotel Capital, Inc. (REIT)                  452,100          8,255,346
Sunstone Hotel Investors, Inc. (REIT)                 212,000          5,170,680
                                                                 ---------------
                                                                      20,069,416
                                                                 ---------------
Office -- 32.7%
Alexandria Real Estate Equities, Inc.
(REIT)                                                 62,900          5,201,201
Boston Properties, Inc. (REIT)                        196,900         13,960,210
Brandywine Realty Trust (REIT)                        309,300          9,616,137
Brascan Corp. - Class A                               323,400         15,070,440
Brookfield Properties Corp.                           322,150          9,493,761
CarrAmerica Realty Corp. (REIT)                       278,300         10,004,885
Columbia Equity Trust, Inc. (REIT) *                  426,900          6,232,740
Mack-Cali Realty Corp. (REIT)                         162,200          7,289,268
Maguire Properties, Inc. (REIT)                       554,700         16,668,735
Reckson Associates Realty Corp. (REIT)                551,700         19,061,235
SL Green Realty Corp. (REIT)                          385,100         26,256,118
Trizec Properties, Inc. (REIT)                      1,031,500         23,786,390

MET INVESTORS SERIES TRUST
NEUBERGER BERMAN REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS -- continued
SEPTEMBER 30, 2005 (Unaudited)
(Percentage of Net Assets)

Security
Description                                            Shares           Value
--------------------------------------------------------------------------------
                                                                 ---------------
                                                                     162,641,120
                                                                 ---------------
Office Industrial -- 1.4%
PS Business Parks, Inc. (REIT)                        146,300          6,700,540
                                                                 ---------------
Regional Malls -- 14.2%
CBL & Associates Properties, Inc. (REIT)              210,100          8,611,999
General Growth Properties, Inc. (REIT)                366,700         16,475,831
Mills Corp. (The) (REIT)                              157,200          8,658,576
Pennsylvania Real Estate Investment
Trust (REIT)                                          133,200          5,618,376
Simon Property Group, Inc. (REIT)                     264,700         19,619,564
Taubman Centers, Inc. (REIT)                          369,500         11,713,150
                                                                 ---------------
                                                                      70,697,496
                                                                 ---------------
Total Common Stocks (Cost $ 421,928,162)                             468,074,797
                                                                 ---------------

Security                                             Par               Value
Description                                         Amount
--------------------------------------------------------------------------------
Short-Term Investments -- 5.1%
State Street Bank & Trust Co.,
Repurchase Agreement, dated
09/30/05 at 2.45% to be repurchased
at $25,469,199 on 10/03/05
collateralized by $23,805,000 FHLB
5.750% due 05/15/12 with a value of
  $25,977,206
(Cost $25,464,000)                              $  25,464,000         25,464,000
                                                                 ---------------
TOTAL INVESTMENTS --  99.2%
(Cost $ 447,392,162)                                                 493,538,797

Other Assets and Liabilities (net) -- 0.8%                             3,982,381
                                                                 ---------------
TOTAL NET ASSETS -- 100.0%                                       $   497,521,178
                                                                 ===============

Portfolio Footnotes:

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $47,224,924 and $1,078,291 respectively, resulting in a net unrealized appreciation of $46,146,633.

*      Non-income producing security.

REIT - Real Estate Investment Trust

FHLB - Federal Home Loan Bank

MET INVESTORS SERIES TRUST
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (Unaudited)
(Percentage of Net Assets)

Security
Description                                       Shares              Value
--------------------------------------------------------------------------------
Common Stocks -- 97.7%
Advertising -- 0.1%
Omnicom Group, Inc.                                   12,800   $       1,070,464
                                                               -----------------
Aerospace & Defense -- 3.2%
Empresa Brasileira de Aeronautica S.A.
(ADR) (a)                                            174,400           6,731,840
General Dynamics Corp.                                45,100           5,391,705
Honeywell International, Inc.                        107,200           4,020,000
Lockheed Martin Corp.                                159,500           9,735,880
United Technologies Corp.                            177,300           9,191,232
                                                               -----------------
                                                                      35,070,657
                                                               -----------------
Air Freight & Logistics -- 1.2%
Expeditors International of Washington,
Inc.(a)                                               91,300           5,184,014
FedEx Corp.                                           89,100           7,763,283
                                                               -----------------
                                                                      12,947,297
                                                               -----------------
Banks -- 0.4%
Bank of America Corp.                                 95,900           4,037,390
                                                               -----------------
Beverages -- 1.7%
PepsiCo, Inc.                                        329,300          18,674,603
                                                               -----------------
Beverages, Food & Tobacco -- 0.3%
SYSCO Corp.(a)                                       100,900           3,165,233
                                                               -----------------
Biotechnology -- 1.6%
Genentech, Inc.*                                      92,600           7,797,846
Genzyme Corp.*                                       132,000           9,456,480
                                                               -----------------
                                                                      17,254,326
                                                               -----------------
Building Construction -- 0.8%
Lennar Corp.  - Class A                               46,100           2,754,936
Toll Brothers, Inc.*(a)                              120,100           5,364,867
                                                               -----------------
                                                                       8,119,803
                                                               -----------------
Chemicals -- 3.0%
Air Products & Chemicals, Inc.                       137,500           7,581,750
E.I. du Pont de Nemours & Co.                        253,400           9,925,678
Monsanto Co.                                          51,900           3,256,725
Praxair, Inc.                                        244,000          11,694,920
                                                               -----------------
                                                                      32,459,073
                                                               -----------------

MET INVESTORS SERIES TRUST
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS -- continued
SEPTEMBER 30, 2005 (Unaudited)
(Percentage of Net Assets)

Security
Description                                       Shares              Value
-------------------------------------------------------------------------------
Commercial Services & Supplies -- 1.8%
Automatic Data Processing, Inc.                      302,800         13,032,512
Kinder Morgan Management LLC(a)                      129,308          6,408,504
                                                              -----------------
                                                                     19,441,016
                                                              -----------------
Communications Equipment & Services -- 5.1%
Cisco Systems, Inc.*                               1,322,700         23,716,011
Lucent Technologies, Inc.*(a)                      1,107,500          3,599,375
Motorola, Inc.                                       438,300          9,682,047
Nokia Oyj (ADR)                                      540,800          9,144,928
QUALCOMM, Inc.                                       107,900          4,828,525
Tektronix, Inc.(a)                                   165,900          4,185,657
                                                              -----------------
                                                                     55,156,543
                                                              -----------------
Computers & Peripherals -- 3.0%
Advanced Micro Devices, Inc.*                        119,000          2,998,800
Apple Computer, Inc.*                                 66,800          3,581,148
Dell, Inc.*                                          247,000          8,447,400
International Business Machines Corp.                197,900         15,875,538
Microchip Technology, Inc.                            67,300          2,027,076
                                                              -----------------
                                                                     32,929,962
                                                              -----------------
Data Processing & Management -- 0.4%
Cognizant Technology Solutions Corp. -
Class A*                                              88,800          4,137,192
                                                              -----------------
Education -- 0.7%
Apollo Group, Inc. - Class A*                        108,900          7,229,871
                                                              -----------------
Electronic Equipment & Instruments -- 2.9%
Agilent Technologies, Inc.*                          141,700          4,640,675
Broadcom Corp. - Class A*                            284,300         13,336,513
Danaher Corp.                                         51,900          2,793,777
L-3 Communications Holdings, Inc.                     83,500          6,602,345
PerkinElmer, Inc.                                    220,300          4,487,511
                                                              -----------------
                                                                     31,860,821
                                                              -----------------
Financials - Diversified -- 6.8%
American Express Co.                                 265,700         15,261,808
Chicago Merchantile Exchange Holdings, Inc.            6,500          2,192,450
Citigroup, Inc.                                      471,600         21,467,232
Franklin Resources, Inc.                              51,900          4,357,524
Goldman Sachs Group, Inc. (The)                       95,900         11,659,522
Legg Mason, Inc.                                      34,900          3,828,181
Lehman Brothers Holdings, Inc.                        30,100          3,506,048
Morgan Stanley                                        40,900          2,206,146
Prudential Financial, Inc.                           131,300          8,870,628
                                                              -----------------
                                                                     73,349,539
                                                              -----------------
Health Care Equipment & Supplies -- 6.6%
Johnson & Johnson                                    375,500         23,761,640
Medtronic, Inc.                                      421,300         22,590,106
Millipore Corp.*(a)                                  144,400          9,081,316
Stryker Corp.                                        181,900          8,991,317
Varian Medical Systems, Inc.*(a)                     104,000          4,109,040
Waters Corp.*                                         65,600          2,728,960
                                                              -----------------
                                                                     71,262,379
                                                              -----------------
Health Care Providers & Services -- 2.4%
Aetna, Inc.                                           83,800          7,218,532
Caremark Rx, Inc.*                                    28,100          1,403,033
CIGNA Corp.                                           11,500          1,355,390
Laboratory Corp. of America Holdings*                 55,200          2,688,792
Medco Health Solutions, Inc.*                         37,400          2,050,642
UnitedHealth Group, Inc.                             198,600         11,161,320
                                                              -----------------
                                                                     25,877,709
                                                              -----------------
Hotels, Restaurants & Leisure -- 1.9%
Carnival Corp.                                       270,400         13,514,592
McDonald's Corp.                                     112,500          3,767,625
Royal Caribbean Cruises, Ltd.(a)                      83,300          3,598,560
                                                              -----------------
                                                                     20,880,777
                                                              -----------------
Household Products -- 1.7%
Procter & Gamble Co.                                 308,300         18,331,518
                                                              -----------------
Industrial - Diversified -- 5.8%
3M Co.                                               144,400         10,593,184
General Electric Co.                               1,354,200         45,595,914
Tyco International, Ltd.                             231,200          6,438,920
                                                              -----------------
                                                                     62,628,018
                                                              -----------------
Insurance -- 1.1%
American International Group, Inc.                   104,700          6,487,212
Hartford Financial Services Group, Inc.
(The)                                                 67,900          5,239,843
                                                              -----------------
                                                                     11,727,055
                                                              -----------------
Internet Software & Services -- 4.4%
eBay, Inc.*                                          428,900         17,670,680
Google, Inc.*                                         37,200         11,772,312
VeriSign, Inc.*                                      114,200          2,440,454
Yahoo!, Inc.*                                        463,300         15,678,072
                                                              -----------------
                                                                     47,561,518
                                                              -----------------
IT Consulting & Services -- 0.3%
Ingram Micro, Inc. - Class A*(a)                     161,400          2,992,356
                                                              -----------------
Machinery -- 0.9%
Ingersoll-Rand Co. - Class A                         244,000          9,328,120
                                                              -----------------
Manufacturing -- 0.5%
Corning, Inc.*                                       253,200          4,894,356
                                                              -----------------
Media -- 6.7%
Comcast Corp. - Class A*                             970,600         27,933,868
News Corp. - Class B(a)                               51,600            851,400
Time Warner, Inc.                                    955,400         17,302,294
Univision Communications, Inc. - Class A*            213,700          5,669,461
Viacom, Inc. - Class B                               357,600         11,804,376
Walt Disney Co.                                      383,200          9,246,616
                                                              -----------------
                                                                     72,808,015
                                                              -----------------
Oil & Gas -- 6.1%
Amerada Hess Corp.                                    19,300          2,653,750
Apache Corp.                                          24,000          1,805,280
Exxon Mobil Corp.                                    428,800         27,245,952
GlobalSantaFe Corp.(a)                               147,400          6,724,388
Occidental Petroleum Corp.                             4,000            341,720
Schlumberger, Ltd.                                   198,500         16,749,430
Smith International, Inc.                             81,000          2,698,110
Transocean, Inc.*                                    120,800          7,406,248
                                                              -----------------
                                                                     65,624,878
                                                              -----------------
Pharmaceuticals -- 6.9%
Abbott Laboratories                                  137,000          5,808,800
Amgen, Inc.*                                         287,600         22,913,092
Gilead Sciences, Inc.*                                49,500          2,413,620
Novartis AG                                          266,438         13,577,310
Roche Holding AG                                      63,317          8,838,301
Sanofi-Aventis                                       117,060          9,715,927
Teva Pharmaceutical Industries, Ltd.
(ADR)(a)                                             331,300         11,072,046
                                                              -----------------
                                                                     74,339,096
                                                              -----------------
Retail - Multiline -- 3.5%
Costco Wholesale Corp.                                97,100          4,184,039
CVS Corp.                                            131,300          3,809,013
Federated Department Stores, Inc.                     76,200          5,095,494
J.C. Penney Co., Inc.                                110,000          5,216,200
Kohl's Corp.*                                         93,000          4,666,740
Target Corp.                                         104,500          5,426,685
Wal-Mart Stores, Inc.                                222,300          9,741,186
                                                              -----------------
                                                                     38,139,357
                                                              -----------------
Retail - Specialty -- 3.6%
Bed Bath & Beyond, Inc.*                              80,500          3,234,490
Best Buy Co., Inc.(a)                                212,400          9,245,772
Home Depot, Inc. (The)                               149,900          5,717,186
Lowe's Cos., Inc.                                    127,500          8,211,000
Staples, Inc.                                        229,400          4,890,808
Starbucks Corp.*                                      43,800          2,177,824
Williams-Sonoma, Inc.*(a)                            139,900          5,365,165
                                                              -----------------
                                                                     38,842,245
                                                              -----------------
Semiconductor Equipment & Products -- 3.5%
Analog Devices, Inc.                                 142,600          5,296,164
Intel Corp.                                          571,600         14,089,940
International Rectifier Corp.*                        24,400          1,073,356
Linear Technology Corp.                              140,700          5,288,913
Marvell Technology Group, Ltd.*                       36,600          1,661,644
Texas Instruments, Inc.                              317,000         10,746,300
                                                              -----------------
                                                                     38,156,317
                                                              -----------------
Software -- 7.6%
Adobe Systems, Inc.                                  334,000          9,969,900
Autodesk, Inc.                                       114,900          5,335,956
Cadence Design Systems, Inc.*                        183,900          2,971,824
EMC Corp.*                                           338,200          4,376,308
Mercury Interactive Corp.*                           157,600          6,240,960
Microsoft Corp.                                    1,504,800         38,718,504
SAP AG (ADR)(a)                                      342,800         14,853,524
                                                              -----------------
                                                                     82,466,976
                                                              -----------------
Telecommunication Services -
Diversified -- 1.2%
Sprint Corp.                                         287,100          6,827,238
XM Satelite Radio Holdings, Inc. -
Class A*(a)                                          168,800          6,061,608
                                                              -----------------
                                                                     12,888,846
                                                              -----------------
Total Common Stocks (Cost $ 983,296,904)                          1,055,653,326
                                                              -----------------

Security                                          Par               Value
Description                                       Amount           (Note 2)
-------------------------------------------------------------------------------
Short-Term Investments -- 9.3%
State Street Bank & Trust Co.,
Repurchase Agreement, dated 09/30/05 at
2.450% to be repurchased at $33,573,853 on    $   33,567,000         33,567,000
10/03/05.  Collateralized by $34,325,000
FNMA 3.875% due 11/17/08 with a
value of $34,239,188.
State Street Navigator Securities Lending
Prime Portfolio(b)                                66,984,098         66,984,098
                                                              -----------------
Total Short-Term Investments
(Cost $ 100,551,098)                                                100,551,098
                                                              -----------------
TOTAL INVESTMENTS --  107.0%
(Cost $ 1,083,848,002)                                            1,156,204,424

Other Assets and Liabilities (net)-- (7.0%)                         (75,320,487)
                                                              -----------------
TOTAL NET ASSETS -- 100.0%                                    $   1,080,883,937
                                                              =================

Portfolio Footnotes:

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $97,999,047 and $25,642,625 respectively, resulting in a net unrealized appreciation of $72,356,422.

*      Non-income producing security.

(a)    All or a portion of security out on loan.

(b) Represents investment of collateral received from securities lending transactions.

ADR  - American Depositary Receipt.

FNMA - Federal National Mortgage Association.

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (Unaudited)
(Percentage of Net Assets)

Security                                             Par
Description                                          Amount         Value
-------------------------------------------------------------------------------
Municipals -- 0.5%
Badger Tob Asset Securitization Corp.
6.375%, due 06/01/32                             $   1,000,000  $     1,085,780
California County Tob
Securitization Agency
5.625%, due 06/01/23                                   185,000          188,273
Golden State Tob Securitization  Corp.
6.750%, due 06/01/39                                 1,000,000        1,149,860
Ohio State
5.000%, due 06/15/13                                 1,000,000        1,091,200
Tobacco Settlement Financing Corp.
6.000%, due 06/01/23                                 1,000,000        1,057,690
Tobacco Settlement Revenue Management
6.375%, due 05/15/28                                   200,000          215,832
                                                                ---------------
Total Municipals (Cost $4,177,678)                                    4,788,635
                                                                ---------------
Domestic Bonds & Debt Securities -- 16.9%
Asset-Backed Securities -- 6.5%
AceSecurities Corp.
3.948%, due 10/25/35 +                               4,700,000        4,702,207
Aegis Asset Backed Securities Trust
4.030%, due 09/25/34 +                                 693,188          693,606
Argent Securities, Inc.
3.950%, due 10/25/35 +                               1,500,000        1,501,645
Asset Backed Funding Certificates
3.940%, due 06/25/35 +                               7,230,764        7,230,764
3.950%, due 06/25/35 +                               2,500,000        2,500,782
Asset Backed Securities Corp.
4.270%, due 01/15/33 - Class A +                        37,258           37,287
BAE Systems Holdings, Inc.
4.050%, due 08/15/08 (144A)(c)+                        300,000          300,143
Bear Stearns Asset Backed
Securities, Inc.
4.040%, due 01/25/29 +                               1,040,205        1,041,333
4.030%, due 09/25/34 +                               1,950,890        1,953,352
Carrington Mortgage Loan Trust
3.910%, due 06/25/35 +                                 269,546          269,420
Citigroup Mortgage Loan Trust, Inc.
3.850%, due 09/25/35 +                               3,600,000        3,600,000
Countrywide Asset-Backed Certificates
3.940%, due 01/25/36 +                               2,500,000        2,500,000
4.030%, due 01/25/36 +                               1,300,000        1,303,058
Equity One ABS, Inc.
4.130%, due 04/25/34 +                               1,375,270        1,378,375
Ford Credit Auto Owner Trust
4.240%, due 03/15/08                                 1,600,000        1,596,272
GSAMP Trust
4.120%, due 03/25/34 +                                 767,046          767,508
Long Beach Mortgage Loan Trust
4.030%, due 11/25/34 +                               2,253,598        2,256,847
Merrill Lynch Mortgage Investors, Inc.
3.940%, due 06/25/36 +                               4,900,000        4,901,533
4.000%, due 06/25/36 +                               2,900,000        2,900,908
Morgan Stanley ABS Capital I
3.980%, due 11/25/34 +                                 102,409          102,476
New Century Home Equity Loan Trust
3.940%, due 09/25/35 +                               1,326,466        1,326,466
People's Choice Home Loan
Securities Trust
3.940%, due 05/25/35 +                                 801,409          802,037
Quest Trust
4.010%, due 03/25/35 (144A)(c)+                        286,863          286,818

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS -- continued
SEPTEMBER 30, 2005 (Unaudited)
(Percentage of Net Assets)

Security                                             Par
Description                                          Amount         Value
-------------------------------------------------------------------------------
Renaissance Home Equity Loan Trust
3.990%, due 11/25/35 +                                 200,000          200,219
Residential Asset Mortgage
Products, Inc.
3.990%, due 09/25/13 +                               1,999,759        2,001,307
4.170%, due 11/25/33 +                               4,100,040        4,102,508
3.940%, due 05/25/35 +                                 326,817          327,037
Small Business Administration
4.504%, due 02/10/14                                 2,575,396        2,567,112
4.880%, due 11/01/24                                 5,205,601        5,222,788
Wells Fargo Home Equity Trust
3.990%, due 06/25/19 +                                  49,799           49,833
Redwood Capital, Ltd. 2003-3
7.350%, due 01/09/06 (144A)(b)+                      1,200,000        1,201,980
Redwood Capital, Ltd. 2003-4
5.800%, due 01/09/06 (144A)(b)+                      1,200,000        1,200,792
Truman Capital Mortgage Loan Trust
4.170%, due 01/25/34  - Class A1
(144A)(c) +                                            195,186          195,338
                                                                ---------------
                                                                     61,021,751
                                                                ---------------
Automobiles -- 0.5%
Daimler Chrysler NA Holdings
4.026%, due 03/07/07 +                               4,400,000        4,395,261
                                                                ---------------
Collateralized Mortgage Obligations -- 6.7%
Bank of America Mortgage Securities
6.500%, due 09/25/33                                   383,998          387,357
Bear Stearns ARM Trust
4.210%, due 01/25/34 +                               3,781,328        3,752,995
Countrywide Home Loans
4.120%, due 04/25/35 +                               5,953,881        5,953,866
4.170%, due 06/25/35 (144A)(c)+                        945,189          948,315
FBR Securitization Trust
3.960%, due 09/25/35 +                               2,800,000        2,802,631
4.020%, due 09/25/35 +                               2,200,000        2,202,067
FHLMC Structured Pass Through
Securities
3.960%, due 08/25/31 +                                 366,271          368,125
4.070%, due 10/25/44 +                              26,433,552       26,524,098
First Horizon Alternative
Securities Mortgage
4.770%, due 06/25/34 +                               1,435,842        1,427,149
Greenpoint Mortgage Funding Trust
4.050%, due 06/25/45 +                               3,443,690        3,437,553
GSR Mortgage Loan Trust
4.540%, due 09/25/35 +                               2,600,000        2,571,399
Option One Mortgage Loan Trust
1.000%, due 10/25/32                                 1,700,000        1,700,532
Sequoia Mortgage Trust
4.140%, due 10/19/26 - Class A+                      1,131,340        1,133,182
Structured Adjustable Rate Mortgage
Loan Trust
3.950%, due 03/25/35 +                                 541,912          542,075
Wachovia Mortgage Loan Trust LLC
3.950%, due 10/25/35 +                               2,200,000        2,201,722
Washington Mutual Bank
1.000%, due 05/25/34                                 7,200,000        7,201,127
                                                                ---------------
                                                                     63,154,193
                                                                ---------------
Financials - Diversified -- 2.8%
Ford Motor Credit Co.
6.875%, due 02/01/06                                 1,700,000        1,707,092
4.740%, due 11/16/06 +                               2,400,000        2,392,277
4.870%, due 03/21/07 +                               4,300,000        4,244,087
General Electric Capital Corp.
3.801%, due 03/04/08 +                               3,300,000        3,301,960
General Motors Acceptance Corp.
4.677%, due 05/18/06 +                               1,500,000        1,492,319
4.509%, due 01/16/07 +                                 200,000          196,633
Goldman Sachs Group, Inc.
3.900%, due 08/01/06 +                               3,300,000        3,302,752
4.300%, due 06/28/10 +                               4,400,000        4,415,999
Toyota Motor Credit Corp.
3.729%, due 09/18/06 +                               5,500,000        5,500,962
                                                                ---------------
                                                                     26,554,081
                                                                ---------------
Insurance -- 0.1%
Residential Reinsurance, Ltd.
8.820%, due 06/08/06 (144A)(b)+                        500,000          488,075
                                                                ---------------
Miscellaneous -- 0.2%
Phoenix Quake Wind, Ltd.
5.979%, due 07/03/08 (144A)(b)+                      1,500,000        1,539,060
Vita Capital, Ltd.
4.854%, due 01/01/07 (144A(b)+                         800,000          803,304
                                                                ---------------
                                                                      2,342,364
                                                                ---------------
Oil & Gas -- 0.1%
Halliburton Co.
5.109%, due 10/17/05 +                               1,200,000        1,200,402
                                                                ---------------
Total Domestic Bonds & Debt Securities (Cost
$159,324,143)                                                       159,156,127
                                                                ---------------

Foreign Bonds & Debt Securities -- 2.3%
Brazil -- 0.1%
Federative Republic of Brazil
8.000%, due 01/15/18                                 1,055,000        1,119,883
                                                                ---------------
Canada -- 0.1%
Government of Canada
3.000%, due 12/01/36                                   623,940          707,926
                                                                ---------------
France -- 1.2%
Government of France
3.000%, due 07/25/12                                 7,516,950       10,418,996
5.750%, due 10/25/32                                   700,000        1,156,649
                                                                ---------------
                                                                     11,575,645
                                                                ---------------
Japan -- 0.0%
Resona Bank, Ltd.
5.850%, due 04/15/16 (144A))(c)+                       200,000          197,780
                                                                ---------------
Russia -- 0.9%
Russian Federation 5.000%/7.5000%,
due 03/31/30
1.000%, due 03/31/30 ++                              7,200,000        8,271,000
                                                                ---------------
Total Foreign Bonds & Debt Securities (Cost
$21,501,565)                                                         21,872,234
                                                                ---------------
U.S. Government & Agency Obligations -- 114.3%
Federal National Mortgage Assoc.
3.651%, due 09/07/06 +                              32,600,000       32,593,089
3.795%, due 09/21/06 +                              16,500,000       16,494,802
5.500%, due 06/01/34                                   838,647          838,970
3.980%, due 08/25/34 +                               2,321,719        2,319,918
4.198%, due 11/01/34 +                               9,000,000        8,908,380
4.767%, due 01/01/35 +                                 877,823          874,222
5.500%, due 03/01/35                                   888,259          888,425
5.500%, due 04/01/35                                   323,575          323,636
5.500%, due 05/01/35                                   888,484          888,651
5.500%, due 06/01/35                                 1,781,697        1,782,031
5.500%, due 07/01/35                                 2,631,263        2,631,756
5.500%, due 08/01/35                                 6,452,263        6,453,473
5.500%, due 09/01/35                                 2,595,812        2,596,299
0.010%, due TBA +(a)                                 6,000,000        6,057,072
5.500%, due TBA (a)                                 26,700,000       26,691,670
U.S. Treasury Inflation Index Bond
2.375%, due 01/15/25                               119,514,836      127,899,639
3.625%, due 04/15/28                                30,089,840       39,378,905
3.875%, due 04/15/29                                68,817,382       94,226,066
3.375%, due 04/15/32                                 3,316,710        4,386,090
U.S. Treasury Inflation Index Note
3.375%, due 01/15/07                                53,127,360       54,959,882
3.625%, due 01/15/08                                41,049,762       43,464,678
3.875%, due 01/15/09                                64,979,872       70,513,363
4.250%, due 01/15/10                                32,595,011       36,469,514
3.500%, due 01/15/11                                61,449,840       67,698,060
3.375%, due 01/15/12                                   773,619          856,965
1.875%, due 07/15/13                                23,292,428       23,612,722
2.000%, due 01/15/14                               113,426,940      115,823,992
2.000%, due 07/15/14                                66,212,052       67,657,858
U.S. Treasury Note
0.875%, due 04/15/10                                41,013,324       39,978,394
3.000%, due 07/15/12                                84,913,254       92,429,436
4.250%, due 11/15/14                                15,800,000       15,692,007
1.625%, due 01/15/15                                17,985,100       17,777,156
1.875%, due 07/15/15                                51,856,946       52,330,970
U.S.Treasury Bond
6.625%, due 02/15/27                                 1,500,000        1,904,649
                                                                ---------------
Total U.S. Government & Agency Obligations
(Cost $1,078,728,043)                                             1,077,402,740
                                                                ---------------

Security
Description                                          Shares            Value
-------------------------------------------------------------------------------
Preferred Stock -- 0.1%
Federal National Mortgage Assoc.
7.000% +

(Cost $470,000)                                          9,400          515,237
                                                                ---------------
Options -- 0.0%
Treasury Inflation Protected Puts,
Expires 12/05/2005                                  64,000,000                0
Treasury Inlfation Index Puts,
Expires 10/18/2005                                  51,000,000                0
Treasury Inlfation Index Puts,
Expires 11/28/2005                                 132,000,000                0
                                                                ---------------
Total Options (Cost $57,890)                                                  0
                                                                ---------------

Security                                             Par
Description                                          Amount          Value
-------------------------------------------------------------------------------
Short-Term Investments -- 73.1% U.S.
Government & Agency Discount Notes -- 5.1%
Federal Home Loan Mortgage Corp.
3.254%, due 11/01/05 (d)                               900,000          897,435
3.310%, due 11/02/05 (d)                               600,000          598,235
3.579%, due 12/12/05 (d)                            24,900,000       24,715,740
Federal National Mortgage Assoc.
3.229%, due 10/26/05 (d)                            21,500,000       21,447,668
U.S.Treasury Bill
3.510%, due 12/01/05 (d)                               205,000          203,782
3.380%, due 12/15/05 (d)                               275,000          273,064
                                                                ---------------
                                                                     48,135,924
                                                                ---------------
Commerical Paper -- 65.2%
ABN AMRO North America, Inc.
3.520%, due 10/19/05                                20,000,000       19,964,800
ASB Bank, Ltd.
3.460%, due 10/11/05                                23,200,000       23,177,702
Bank of Ireland
3.715%, due 11/22/05                                24,800,000       24,666,920
3.960%, due 01/27/06                                 3,400,000        3,355,868
BankAmerica Corp.
3.540%, due 11/01/05                                20,000,000       19,939,033
Barclays Plc
3.450%, due 10/05/05                                16,800,000       16,793,560
3.685%, due 11/10/05                                 1,200,000        1,195,087
3.705%, due 11/15/05                                   400,000          398,147
3.710%, due 11/16/05                                   100,000           99,526
3.655%, due 11/28/05                                   600,000          596,467
3.765%, due 12/12/05                                 1,100,000        1,091,717
3.890%, due 12/12/05                                 8,000,000        7,937,760
BNP Paribas Finance
3.690%, due 12/05/05                                24,200,000       24,038,768
CBA Finance, Inc.
3.660%, due 10/12/05                                 5,000,000        4,994,408
Citibank NA
3.670%, due 11/04/05                                20,000,000       20,000,000
Danske Corp.
3.625%, due 11/07/05                                24,200,000       24,109,838
3.755%, due 12/15/05                                 4,000,000        3,968,709
Dexia Credit Local S.A
3.600%, due 10/25/05                                20,900,000       20,900,265
Fortis Funding LLC
3.965%, due 01/30/06 (144A)(c)                      25,700,000       25,357,501
HBOS Treasury Services Plc
3.515%, due 10/17/05                                22,000,000       21,965,631
IXIS  Commercial Paper Corp.
3.520%, due 10/21/05 (144A)(c)                       9,900,000        9,880,640
3.570%, due 11/03/05 (144A)(c)                         300,000          299,018
3.620%, due 11/07/05 (144A)(c)                       1,200,000        1,195,535
3.590%, due 11/18/05 (144A)(c)                      15,300,000       15,226,764
3.740%, due 11/28/05 (144A)(c)                         600,000          596,385
3.750%, due 12/07/05 (144A)(c)                         800,000          794,417
National Australia Funding
3.740%, due 10/04/05 (144A)(c)                      25,700,000       25,691,990
Nordea North America, Inc.
3.575%, due 10/28/05                                 7,000,000        6,981,231
3.610%, due 11/01/05                                   500,000          498,446
Rabobank USA Financial Corp.
3.880%, due 10/03/05                                   900,000          899,806
3.360%, due 10/17/05                                 2,000,000        1,997,013
3.905%, due 12/30/05                                25,700,000       25,449,104
Skandinaviska Enskilda Banken
3.535%, due 10/21/05 (144A)(c)                       2,200,000        2,195,679
3.710%, due 11/17/05 (144A)(c)                      20,900,000       20,798,769
3.720%, due 12/08/05 (144A)(c)                       4,900,000        4,865,569
Societe Generale North America
3.740%, due 10/24/05                                 2,600,000        2,593,787
3.755%, due 12/12/05                                25,600,000       25,407,744
Stadshypotek Delaware, Inc.
3.590%, due 10/11/05 (144A)(c)                      24,300,000       24,275,768
Swedbank, Inc.
3.910%, due 12/28/05                                25,700,000       25,454,365
Swedish National Housing Finance
Corp.
3.700%, due 11/15/05                                24,400,000       24,287,150
Total Fina Elf S.A.
3.780%, due 10/07/05 (144A)(c)                       3,300,000        3,297,921
3.760%, due 12/01/05 (144A)(c)                      25,200,000       25,039,448
Toyota Motor Credit Corp.
3.720%, due 12/09/05                                25,500,000       25,318,185
UBS Finance, Inc.
3.860%, due 10/03/05                                   500,000          499,893
3.625%, due 10/17/05                                24,400,000       24,360,689
3.610%, due 11/23/05                                 1,600,000        1,591,496
3.760%, due 12/01/05                                 1,300,000        1,291,718
3.730%, due 12/09/05                                   300,000          297,855
3.780%, due 12/22/05                                   400,000          396,556
UniCredito Italiano S. P. A.
3.582%, due 10/24/05                                20,900,000       20,900,108
Westpac Capital Corp.
3.550%, due 10/26/05                                20,000,000       19,818,556
3.900%, due 12/23/05                                 8,200,000        8,126,268
                                                                ---------------
                                                                    614,879,580
                                                                ---------------
Repurchase Agreements -- 2.8%
Credit Suisse First Boston Corp.,
Repurchase Agreement, dated
09/30/05 at 3.250% to be
repurchased at $24,706,690 on
10/03/05 collateralized by
$25,857,000 U.S. Treasury Note
3.500% due 02/15/10 with a value of
$25,234,803                                         24,700,000       24,700,000
State Street Bank & Trust Co.,
Repurchase Agreement, dated
09/30/05 at 1.700% to be
repurchased at $1,730,245 on
10/03/05 collateralized by
$1,785,000 FHLMC 3.820% due
12/27/05 with a value of $1,768,266                  1,730,000        1,730,000
                                                                ---------------
                                                                     26,430,000
                                                                ---------------
Total Short-Term Investments                                        689,445,504
(Cost $689,445,504)                                             ---------------

TOTAL INVESTMENTS --  207.2%
(Cost $ 1,953,704,823)                                            1,953,180,477

Other Assets and Liabilities (net) -- (107.2%)                   (1,010,585,579)
                                                                ---------------
TOTAL NET ASSETS -- 100.0%                                      $   942,594,898
                                                                ===============

Portfolio Footnotes:

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $2,790,855 and $3,481,033 respectively, resulting in a net unrealized depreciation of $690,178.

       + Variable or floating rate security. The stated rate represents the rate at September 30, 2005.

       ++ Security is a "step-up" bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.

       (a) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

       (b) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be illiquid by the portfolio's adviser. These securities represent in the aggregate 0.58% of net assets.

       (c) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

       (d) Zero coupon bond- Interest rate represents current yield to maturity.

  FHLMC -     Federal Home Loan Mortgage Corp.

The adviser considers liquid securities as coverage for open derivatives.

The following table summarizes the portfolio composition of the Portfolios' holdings at September 30, 2005, based upon quality ratings issued by Standard & Poor's. For securities not rated by Standard & Poor's, the Moody's rating is used.


                                                                                       Percent of
                                                                                       Portfolio
Portfolio Composition by Credit Quality                                               (unaudited)
--------------------------------------------------------------------------------  --------------------
AAA/Government/Government Agency                                                                68.33%
AA                                                                                               4.76%
A                                                                                               25.16%
BBB                                                                                              1.07%
BB                                                                                               0.66%
NA                                                                                               0.02%
                                                                                  -------------------
Total:                                                                                         100.00%
                                                                                  ===================

                                                          Strike   Number of
Put Options                                Expiration      Price   Contracts              Value
----------------------------------------------------------------------------------------------------

U.S. Treasury Note 10 Year Futures         11/22/2005     $110.00       (85)          $     (73,047)
U.S. Treasury Note 10 Year Futures         11/22/2005     $109.00      (183)                (82,922)
                                                                                      -------------
(Written Option Premium $84,129)                                                      $    (155,969)
                                                                                      =============

                                                          Strike    Number of
Call Options                               Expiration      Price    Contracts            Value
----------------------------------------------------------------------------------------------------
U.S. Treasury Note 10 Year Futures         11/22/2005     $114.00      (183)          $      (5,719)
(Written Option Premium $36,577)

Security Sold Short                      Interest Rate   Maturity   Proceeds        Value
----------------------------------------------------------------------------------------------------
U.S. Treasury Inflation Indexed Note         3.88%       1/15/2009  $ 12,898,193      $   12,870,613
U.S. Treasury Note                           4.25%      11/15/2013    14,579,452          14,541,264
                                                                                      --------------
                                                                                      $   27,411,877
                                                                                     ===============

Forward Foreign Currency Contracts to Buy:

                                                                                                         Net Unrealized
                                                            Value at                In Exchange          Appreciation/
Settlement Date      Contracts to Deliver              September 30, 2005            for U.S.$           (Depreciation)
---------------      --------------------              ------------------          -------------         --------------
  10/18/2005             1,000,469,000       JPY       $        8,847,523             9,100,757          $    (253,235)
  3/27/2006                 298,000          PLN                   91,478                92,203                   (725)
  3/22/2005                2,538,000         RUB                   89,380                89,587                   (207)
  3/27/2006                2,936,000         SKK                   91,892                93,014                 (1,122)
                                                                                                         -------------
                                                                                                         $    (255,289)
                                                                                                         =============

Forward Foreign Currency Contracts to Sell:

                                                                                                           Unrealized
                                                            Value at                 In Exchange          Appreciation/
Settlement Date      Contracts to Deliver             September 30, 2005              for U.S.$           (Depreciation)
---------------      --------------------             -------------------            -----------          --------------
  10/13/2005                      731,000    CAD      $           629,876                615,045          $     (14,831)
  11/8/2005                    10,871,000    EUR               13,133,326             13,091,945                (41,381)
                                                                                                          -------------
                                                                                                          $     (56,212)
                                                                                                          =============

BRL-Brazilian Real                   MXN-Mexican Peso
CLP-Chilean Peso                     PEN-Peruvian Nuevo Sol
CNY-China Yuan Renminbi              PLN-Polish Zloty
EUR-Euro                             RUB-Russian Ruble
HKD-Hong Kong Dollar                 SGD-Singapore Dollar
INR-Indian Rupee                     SKK-Slovakian Koruna
JPY-Japanese Yen                     TWD-Taiwan Dollar
KRW-South Korean Won                 U.S.$-United States Dollar

                                                                       Number of                             Appreciation/
Description                                 Date                       Contracts        Notional Value       (Depreciation)
---------------------------------------------------------------------------------------------------------------------------
U.S .Treasury Notes 5 Year Future           December 2005 - Long          201          $  21,478,659       $     (136,692)
U.S. Treasury Bond Futures                  December 2005 - Long           90             10,296,540             (160,335)
U.S. Treasury Notes 10 Year Future          December 2005 - Short        (258)           (28,359,876)             309,327

Open swap agreements at September 30, 2005 were as follows:

PIMCO INFLATION PROTECTED BOND PORTFOLIO

                        Expiration
Notional Amount            Date                               Description                              Value
---------------         ----------   ------------------------------------------------------------   -----------
        100,000   USD   12/15/2015   Agreement with Morgan Stanley Capital Services, Inc. dated     $    (1,462)
                                     6/30/2005 to pay semi-annually the notional amount
                                     multiplied by the 3 month USD-LIBOR-BBA and to receive
                                     semi-annually the notional amount multiplied by 5.00%.

        100,000   USD    9/20/2006   Agreement with Morgan Stanley Capital Services, Inc., dated           (282)
                                     9/20/2005 to receive quarterly the notional amount
                                     multiplied by 1.70% and to pay par in the event of default of General Motors Acceptance Corp. 6.875% due 8/28/2012.

        400,000   USD    9/20/2006   Agreement with Morgan Stanley Capital Services, Inc., dated           (749)
                                     9/20/2005 to receive quarterly the notional amount
                                     multiplied by 1.80% and to pay par in the event of default of General Motors Acceptance Corp. 6.875% due 8/28/2012.

      2,700,000   USD    9/20/2007   Agreement with Morgan Stanley Capital Services, Inc., dated        (27,651)
                                     8/16/2005 to receive quarterly the notional amount
                                     multiplied by 2.45% and to pay par in the event of default of General Motors Acceptance Corp. 6.875% due 8/28/2012.

      6,200,000   USD   12/15/2012   Agreement with Goldman Sachs Capital Markets, L.P. dated           (94,741)
                                     9/6/2005 to pay semi-annually the notional amount
                                     multiplied by 5.00% and to receive semi-annually the
                                     notional amount multiplied by the 3 month USD-LIBOR-BBA.

      1,500,000   USD    6/20/2006   Agreement with Goldman Sachs International dated 6/29/2005            (286)
                                     to receive quarterly the notional amount multiplied by
                                     3.10% and to pay par in the event of default of General
                                     Motors Corp. 7.125% due 7/15/2013.

      1,000,000   USD    6/20/2006   Agreement with J.P. Morgan Chase Bank dated 4/27/2005 to             5,951
                                     receive quarterly the notional amount multiplied by 2.80%
                                     and to pay par in the event of default of General Motors
                                     Acceptance Corp. 6.875% due 8/28/2012.

      1,000,000   USD    6/20/2006   Agreement with Morgan Stanley Capital Services, Inc., dated         13,294
                                     5/19/2005 to receive quarterly the notional amount
                                     multiplied by 3.83% and to pay par in the event of default of General Motors Acceptance Corp. 6.875% due 8/28/2012.

      1,000,000   USD    6/20/2006   Agreement with Goldman Sachs International dated 5/31/2005          13,080
                                     to receive quarterly the notional amount multiplied by
                                     3.80% and to pay par in the event of default of General
                                     Motors Acceptance Corp. 6.875% due 8/28/2012.

     40,000,000   USD   12/15/2007   Agreement with Lehman Brothers Special Financing, Inc.,           (485,990)
                                     dated 7/11/2005 to pay semi-annually the notional amount
                                     multiplied by the 3 month USD-LIBOR-BBA and to receive
                                     semi-annually the notional amount multiplied by 4%.

      5,200,000   USD   12/15/2007   Agreement with Goldman Sachs Capital Markets, L.P. dated           (63,179)
                                     6/13/2005 to receive semi-annually the notional amount
                                     multiplied by 4.00% and to pay semi-annually the notional
                                     amount multiplied by the 3 month USD-LIBOR-BBA.

      5,100,000   USD   12/15/2010   Agreement with Lehman Brothers Special Financing, Inc.,            153,504
                                     dated 6/27/2005 to receive semi-annually the notional
                                     amount multiplied by the 3 month USD-LIBOR-BBA and to pay
                                     semi-annually the notional amount multiplied by 4%.

     47,400,000   USD   12/15/2015   Agreement with Goldman Sachs Capital Markets, L.P. dated          (692,834)
                                     6/2/2005 to pay semi-annually the notional amount
                                     multiplied by 5.00% and to receive semi-annually the
                                     notional amount multiplied by the 3 month USD-LIBOR-BBA.

     18,000,000   USD   12/15/2015   Agreement with J.P. Morgan Chase Bank dated 6/15/2005 to          (263,102)
                                     receive semi-annually the notional amount multiplied by the
                                     3 month US-LIBOR-BBA and to pay semi-annually the notional amount multiplied by 5%.

     15,600,000   USD   12/15/2015   Agreement with Bank of America N.A. dated 6/6/2005 to
                                     receive semi-annually the notional amount multiplied by the       (228,021)
                                     3 month USD-LIBOR-BBA and to pay semi-annually the notional amount multiplied by 5%.

      4,500,000   USD   12/15/2015   Agreement with Lehman Brothers Special Financing, Inc.,
                                     dated 6/13/2005 to receive semi-annually the notional              (65,775)
                                     amount multiplied by the 3 month USD-LIBOR-BBA and to pay
                                     semi-annually the notional amount multiplied by 5%.

        400,000   EUR    3/15/2007   Agreement with Merrill Lynch Capital Services, Inc., dated
                                     2/10/2004 to receive annually the notional amount                   10,694
                                     multiplied by 4.00% and to pay annually the notional amount multiplied by the 6 month EUR-EURLIBOR-Telerate.

      9,400,000   EUR    6/17/2015   Agreement with Goldman Sachs Capital Markets, L.P. dated
                                     8/5/2005 to pay annually the notional amount multiplied by      (1,187,065)
                                     4.50% and to receive annually the notional amount
                                     multiplied by the 6 month EUR-EURIBOR-Telerate.

        500,000   EUR    3/15/2007   Agreement with J.P. Morgan Chase Bank dated 4/12/2004 to
                                     pay annually the notional amount multiplied by the 6 month          13,360
                                     EUR-EURIBOR-Telerate and to receive annually the notional
                                     amount multiplied by 4%.

     22,200,000   EUR    6/17/2015   Agreement with J.P. Morgan Chase Bank dated 4/27/2004 to
                                     pay annually the notional amount multiplied by the 6 month       3,915,650
                                     EUR-EURIBOR-Telerate and to receive annually the notional
                                     amount multiplied by 5%.

     10,000,000   GBP    6/15/2008   Agreement with J.P. Morgan Chase Bank dated 10/4/2004 to
                                     pay semi-annually the notional amount multiplied by the 6          162,361
                                     month GBP-LIBOR-BBA and to receive semi-annually the
                                     notional amount multiplied by 5%.
                                                                                                    -----------
                                                                                                    $ 1,176,757
                                                                                                    ===========

EUR - Euro
GBP - British Pound
USD - United States Dollar

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (Unaudited)
(Percentage of Net Assets)

Security                                             Par
Description                                          Amount           Value
-------------------------------------------------------------------------------
Municipals -- 2.3%
Badger Tobacco Asset Securitization
Corp.
6.125%, due 06/01/27                             $    300,000   $       320,634
6.375%, due 06/01/32                                  360,000           390,881
California Infrastructure &
Economic Development, (AMBAC)
5.000%, due 07/01/36                                1,350,000         1,410,656
California State Economic Recovery
5.250%, due 07/01/12                                3,300,000         3,639,669
Clark County Nevada School District
(FGIC)
7.740%, due 06/15/13 ** (144A) (c)                  1,000,000         1,224,660
Energy Northwest Wash Electric
Revenue
5.500%, due 07/01/12                                1,600,000         1,770,288
7.990%, due 07/01/14 ** (144A) (c)                  1,000,000         1,236,500
Florida State, Series A
5.000%, due 06/01/32                                  900,000           940,077
Florida State Board of Education
5.000%, due 06/01/32                                  400,000           419,740
Georgia State
6.990%, due 05/01/20 ** (144A) (c)                  1,000,000         1,177,180
Golden State Tob Securitization
Corp.
6.250%, due 06/01/33                                  640,000           710,938
6.750%, due 06/01/39                                3,400,000         3,909,524
Illinois Development Finance
Authority (AMBAC)
6.990%, due 02/01/33 ** (144A) (c)                  3,705,000         3,882,395
Liberty New York Development Corp.
Revenue
5.250%, due 10/01/35                                3,000,000         3,352,350
New York City Municipal Water
Finance Authority
7.010%, due 06/15/34 ** (144A) (c)                  1,030,000         1,103,006
7.010%, due 06/15/35 (144A) (c)                       650,000           700,999
5.000%, due 06/15/38 ** (144A) (c)                  2,400,000         2,590,416
Northern Tob Securization Corp.
6.500%, due 06/01/31                                  900,000           949,653
Tacoma Washington Regional Water
Supply Systems, (MBIA Insured)
5.000%, due 12/01/32                                  800,000           825,672
Texas State
4.750%, due 04/01/35 ** (144A) (c)                  2,400,000         2,469,600
Texas State University Systems
Financing Revenue
5.000%, due 03/15/34                                  890,000           924,443
Tobacco Settlement Funding Corp.
6.375%, due 06/01/32                                1,400,000         1,592,584
5.875%, due 05/15/39                                2,000,000         2,119,880
6.750%, due 06/01/39                                1,200,000         1,396,776
6.125%, due 06/01/42                                1,200,000         1,291,704
6.250%, due 06/01/42                                1,300,000         1,385,631
Tobacco Settlement Revenue
Management
6.375%, due 05/15/28                                1,800,000         1,942,488
Wisconsin State, (MBIA Insured)
5.000%, due 05/01/13                                3,000,000         3,259,560
                                                                ---------------
Total Municipals (Cost $44,629,800)                                  46,937,904
                                                                ---------------

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS -- continued
SEPTEMBER 30, 2005 (Unaudited)
(Percentage of Net Assets)

Security                                             Par
Description                                          Amount           Value
-------------------------------------------------------------------------------
Domestic Bonds & Debt Securities -- 13.7%
Aerospace & Defense -- 0.0%
General Dynamics Corp.
2.125%, due 05/15/06                                  325,000           320,950
Lockheed Martin Corp.
8.500%, due 12/01/29                                  100,000           138,385
                                                                ---------------
                                                                        459,335
                                                                ---------------
Airlines -- 0.0%
United Airlines, Inc.
4.090%, due 03/02/49  (d)                             277,646           277,998
                                                                ---------------

Asset-Backed Securities -- 2.8%
Ameriquest Mortgage Securities,
Inc.
4.410%, due 06/25/31                                   23,297            23,316
4.390%, due 06/25/34   (144A) (c)                     977,051           979,375
Bank One Issuance Trust
3.820%, due 10/15/08                                7,100,000         7,105,904
Bear Stearns Asset-Backed
Securities, Inc.
4.230%, due 10/27/32                                  124,786           125,384
Carrington Mortgage Loan Trust
3.920%, due 05/25/35                                4,049,174         4,047,911
Chec Loan Trust
4.000%, due 01/25/25                                1,831,482         1,832,811
Citibank Omni-S Master Trust
4.150%, due 11/17/09                                2,800,000         2,803,036
Citigroup Mortgage Loan Trust
3.920%, due 05/25/35                                2,227,504         2,229,275
Countrywide Asset-Backed
Certificates
4.140%, due 03/25/34                                1,981,775         1,983,091
Daimler Chrysler Auto Trust
3.750%, due 12/08/07                                4,700,000         4,688,983
First Franklin Mortgage Loan Asset
Backed Certificates
4.000%, due 10/25/13                                  481,045           481,395
First NLC Trust
3.940%, due 09/25/35                                3,310,465         3,312,461
Fremont Home Loan Trust
3.920%, due 04/25/35                                1,524,330         1,525,537
GSAMP Trust
4.010%, due 10/25/34                                  199,342           199,488
Household Automotive Trust
3.300%, due 05/18/09                                1,250,000         1,239,062
4.390%, due 05/18/09                                7,250,731         7,250,014
Household Home Equity Loan Trust
4.150%, due 10/20/32                                  161,895           162,070
Ixis Real Estate Capital Trust
3.910%, due 09/25/35                                5,588,370         5,587,498
Long Beach Mortgage Loan Trust
4.150%, due 06/25/33                                   62,961            63,014
Morgan Stanley Home Equity Loans
3.950%, due 12/25/34                                2,987,908         2,989,812
Option One Mortgage Loan Trust
4.150%, due 08/25/33                                  100,469           100,697
Renaissance Home Equity Loan Trust
4.010%, due 02/25/35                                1,594,490         1,595,688
Residential Asset Securities Corp.
3.920%, due 02/25/26                                4,949,254         4,953,168
SLM Student Loan Trust
2.990%, due 12/15/22 (144A) (c)                       910,000           893,161
Structured Asset Securities Corp.
4.330%, due 05/25/32                                  783,494           786,438
Vanderbilt Mortgage Finance, Inc.
6.545%, due 04/07/18                                   29,126            29,331
Wachovia Asset Securitization, Inc.
4.090%, due 06/25/33                                  369,984           371,117
Wells Fargo Home Equity Trust
3.990%, due 06/25/19                                  229,075           229,233
                                                                ---------------
                                                                     57,588,270
                                                                ---------------
Automobiles -- 0.2%
Daimler Chrysler NA Holdings
7.200%, due 09/01/09                                  255,000           272,275
General Motors Corp.
7.200%, due 01/15/11                                  555,000           496,725
8.375%, due 07/15/33                                3,600,000         2,826,000
                                                                ---------------
                                                                      3,595,000
                                                                ---------------
Banks -- 0.3%
ABN AMRO NA Holding Capital
6.523%, due 12/01/49  (144A) (c)                      345,000           371,282
ANZ Capital Trust I
5.360%, due 12/29/49 (144A) (c)                       525,000           526,578
HSBC Capital Funding LP
1.000%, due 12/29/49 (144A) (c)                       585,000           559,632
9.547%, due 12/31/49   (144A) (c)                     350,000           415,534
Popular NA, Inc.
6.125%, due 10/15/06                                  610,000           616,558
4.700%, due 06/30/09                                   50,000            49,803
Rabobank Capital Fund III
5.254%, due 12/29/49   ( 144A) (c)                    370,000           369,402
RBS Capital Trust II
6.425%, due 12/29/49                                  120,000           127,498
RBS Capital Trust III
5.512%, due 09/29/49                                  815,000           830,543
SunTrust Banks, Inc.
2.500%, due 11/01/06                                  525,000           511,254
US Bank NA
2.850%, due 11/15/06                                  695,000           680,742
Westpac Capital Trust III
5.819%, due 12/29/49   (144A) (c)                      80,000            82,595
Westpac Capital Trust IV
5.256%, due 12/29/49   (144A) (c)                     165,000           162,531
Fleet Boston Financial Corp.
7.375%, due 12/01/09                                   70,000            76,959
                                                                ---------------
                                                                      5,380,911
                                                                ---------------
Casinos & Gaming -- 0.1%
Caesars Entertainment, Inc.
7.875%, due 12/15/05                                2,100,000         2,118,375
                                                                ---------------

Chemicals -- 0.0%
Dow Chemical Co.
7.375%, due 11/01/29                                  185,000           226,558
ICI Wilmington, Inc.
5.625%, due 12/01/13                                  340,000           343,737
                                                                ---------------
                                                                        570,295
                                                                ---------------
Collateralized Mortgage Obligations -- 7.0%
Adjustable Rate Mortgage Trust
4.630%, due 05/25/35                                8,068,765         7,996,500
Banc America Mortgage Securities, Inc.
5.000%, due 05/25/34                                4,718,977         4,671,253
Bank America Mortgage Securities
4.280%, due 01/25/34                                2,751,105         2,765,607
Bank of America Funding Corp.
4.120%, due 05/25/35                               11,089,179        10,943,467
Bear Stearns Adjustable Rate
Mortgage Trust
5.350%, due 02/25/33                                  276,897           277,543
Bear Stearns ALT-A Trust
5.430%, due 05/25/35                                8,257,422         8,301,024
Bear Stearns ARM Trust
4.750%, due 11/25/35                               10,300,000        10,246,687
Bear Stearns Commercial Mortgage
Securities, Inc.
5.060%, due 11/15/16                                  392,111           394,885
Cendant Mortgage Corp.
6.000%, due 07/25/43 (144A) (c)                       965,455           971,506
Countrywide Home Loans
4.150%, due 03/25/35                                7,399,647         7,405,736
4.170%, due 06/25/35   (144A) (c)                  18,147,632        18,207,642
Credit Suisse First Boston Mortgage
Securities Corp.
5.750%, due 09/22/17                                1,878,891         1,882,780
2.478%, due 03/25/32   (144A) (c)                     365,933           366,515
6.500%, due 04/25/33                                1,096,822         1,108,357
2.360%, due 08/25/33   (144A) (c)                   1,021,570         1,027,179
DSLA Mortgage Loan Trust
5.090%, due 07/19/44                                9,478,270         9,568,673
GMAC Mortgage Corp.
5.940%, due 07/01/13                                   94,289            91,507
GMAC Mortgage Corp. Loan Trust
5.500%, due 09/25/34                                4,629,386         4,641,297
Green Tree Financial Corp.
6.220%, due 03/01/30                                  245,828           245,245
GSR  Mortgage Loan Trust
6.000%, due 03/25/32                                    8,653             8,666
Harborview Mortgage Loan Trust
4.010%, due 05/19/35                                8,039,027         8,031,077
Homestar Mortgage Acceptance Corp.
4.020%, due 01/25/22                                   60,025            60,067
Indymac ARM Trust
5.070%, due 01/25/32                                    6,810             6,798
Indymac MBS, Inc.
4.230%, due 05/25/33                                3,699,426         3,714,832
Mellon Residential Funding Corp.
4.110%, due 07/25/29                                   91,125            91,767
MLCC Mortgage Investors, Inc.
4.150%, due 03/15/25                                  201,241           202,190
Morgan Stanley Dean Witter Capital
4.920%, due 03/12/35                                  495,000           493,047
Renaissance Home Equity Loan Trust
4.270%, due 08/25/33                                  909,569           912,830
Residential Accredit Loans, Inc.
5.500%, due 06/25/17                                   24,705            24,761
4.230%, due 03/25/33                                3,507,655         3,510,397
Residential Funding Mortgage
Securities
4.180%, due 06/25/18                                1,950,774         1,951,855
Sequoia Mortgage Trust
4.150%, due 07/20/33                                1,381,674         1,383,876
Structured Asset Mortgage
Investments, Inc.
4.670%, due 03/25/32                                3,588,184         3,611,487
4.060%, due 05/25/45                                7,464,269         7,453,884
Washington Mutual, Inc.
6.000%, due 03/25/17                                  234,021           233,816
4.100%, due 12/25/27                                8,001,541         7,999,887
5.140%, due 10/25/32                                  248,680           248,903
4.010%, due 02/27/34                                1,188,741         1,176,512
4.360%, due 12/25/40                                    9,936             9,915
4.260%, due 06/25/42                                3,441,616         3,475,372
4.260%, due 08/25/42                                1,437,403         1,437,695
Wells Fargo Mortgage Backed
Securities Trust
4.650%, due 09/25/33                                7,473,882         7,377,138
                                                                ---------------
                                                                    144,530,175
                                                                ---------------
Commercial Services & Supplies -- 0.0%
Cendant Corp.
7.125%, due 03/15/15                                  240,000           260,411
                                                                ---------------
Electric Utilities -- 0.3%
Alabama Power Co.
2.800%, due 12/01/06                                  250,000           245,368
Arizona Public Service Co.
4.650%, due 05/15/15                                  165,000           158,400
Dominion Resources, Inc.
8.125%, due 06/15/10                                  335,000           378,001
6.300%, due 03/15/33                                  210,000           218,591
DTE Energy Co.
6.375%, due 04/15/33                                  260,000           267,921
Entergy Gulf States
3.600%, due 06/01/08                                1,400,000         1,345,107
FPL Group Capital, Inc.
7.625%, due 09/15/06                                  405,000           416,521
Pacificorp
4.300%, due 09/15/08                                  250,000           247,247
Pepco Holdings, Inc.
6.450%, due 08/15/12                                   90,000            96,399
7.450%, due 08/15/32                                  180,000           213,394
PSEG Power LLC
5.500%, due 12/01/15                                  420,000           422,141
8.625%, due 04/15/31                                  245,000           318,972
TXU Energy Co.
4.360%, due 01/17/06                                  800,000           800,402
Progress Energy, Inc.
6.850%, due 04/15/12                                  650,000           704,862
                                                                ---------------
                                                                      5,833,326
                                                                ---------------
Financials - Diversified -- 1.2%
American General Finance Corp.
3.000%, due 11/15/06                                  605,000           594,547
4.500%, due 11/15/07                                  280,000           279,138
CIT Group, Inc.
7.750%, due 04/02/12                                1,900,000         2,180,854
Citigroup, Inc.
5.625%, due 08/27/12                                1,000,000         1,040,985
Ford Motor Co.
7.450%, due 07/16/31                                4,400,000         3,454,000
Ford Motor Credit Co.
7.375%, due 10/28/09                                   60,000            58,007
7.875%, due 06/15/10                                1,070,000         1,042,228
General Electric Capital Corp.
5.450%, due 01/15/13                                  375,000           388,799
6.750%, due 03/15/32                                  165,000           194,726
General Mortors Acceptance Corp.
5.850%, due 01/14/09                                1,000,000           931,858
Goldman Sachs Group, Inc.
3.980%, due 07/23/09                                6,700,000         6,742,558
5.700%, due 09/01/12                                   55,000            57,126
5.000%, due 10/01/14                                  525,000           519,938
6.345%, due 02/15/34                                  395,000           412,942
Heller Financial, Inc.
6.375%, due 03/15/06                                  400,000           403,722
ING Capital Funding Trust III
8.439%, due 12/29/49                                  200,000           230,434
Mid-State Trust, Class A
7.791%, due 03/15/38                                  341,021           373,724
Mizuho Financial Group, Inc.
8.790%, due 12/29/49   (144A) (c)                     390,000           424,772
9.870%, due 12/31/49    (144A) (c)                    410,000           457,699
Morgan Stanley Group, Inc.
5.300%, due 03/01/13                                  800,000           809,194
Nisource Finance Corp.
6.150%, due 03/01/13                                  475,000           503,738
Prudential Holding, LLC
8.695%, due 12/18/23 (144A) (c)                       150,000           192,241
Qwest Capital Funding, Inc.
7.750%, due 08/15/06                                  700,000           710,500
SLM Corp.
5.625%, due 04/10/07                                  775,000           787,219
Small Business Administration
7.449%, due 08/01/10                                  740,503           798,038
6.353%, due 03/01/11                                  142,553           149,837
5.500%, due 10/01/18                                  183,818           188,027
                                                                ---------------
                                                                     23,926,851
                                                                ---------------
Food & Drug Retailing -- 0.0%
Safeway, Inc.
4.125%, due 11/01/08                                  480,000           467,240
                                                                ---------------
Health Care Equipment & Supplies -- 0.0%
HCA, Inc.
5.250%, due 11/06/08                                  450,000           444,342
                                                                ---------------
Health Care Providers & Services -- 0.0%
UnitedHealth Group, Inc.
3.300%, due 01/30/08                                  340,000           330,596
                                                                ---------------
Household Durables -- 0.1%
Centex Corp.
5.700%, due 05/15/14                                  280,000           280,075
D.R. Horton, Inc.
8.500%, due 04/15/12                                   60,000            65,066
KB Home
5.750%, due 02/01/14                                  430,000           409,563
                                                                ---------------
                                                                        754,704
                                                                ---------------
Industrials -- 0.2%
Airgas, Inc.
9.125%, due 10/01/11                                3,400,000         3,655,000
                                                                ---------------
Insurance -- 0.0%
Nationwide Financial Services, Inc.
6.250%, due 11/15/11                                   55,000            59,005
5.900%, due 07/01/12                                   60,000            62,841
                                                                ---------------
                                                                        121,846
                                                                ---------------
Media -- 0.1%
Clear Channel Communications, Inc.
5.500%, due 09/15/14                                  300,000           289,661
Comcast Cable Holdings
8.375%, due 03/15/13                                  506,000           599,537
Comcast Corp.
7.050%, due 03/15/33                                   75,000            83,739
Cox Communications, Inc.
4.625%, due 06/01/13                                  430,000           407,531
News America Holdings, Inc.
7.750%, due 01/20/24                                   25,000            28,752
Time Warner Cos, Inc.
9.150%, due 02/01/23                                  155,000           200,682
8.375%, due 03/15/23                                  260,000           316,158
7.625%, due 04/15/31                                  310,000           364,284
News America Holdings, Inc.
8.250%, due 08/10/18                                  110,000           135,202
Tele-Communications TCI Group
7.875%, due 02/15/26                                  175,000           209,420
                                                                ---------------
                                                                      2,634,966
                                                                ---------------
Oil & Gas -- 0.7%
Duke Capital LLC
6.250%, due 02/15/13                                  375,000           395,023
8.000%, due 10/01/19                                   55,000            66,931
El Paso Corp.
7.750%, due 01/15/32                                2,875,000         2,910,937
Husky Energy, Inc.
6.150%, due 06/15/19                                  215,000           225,071
Kinder Morgan Energy Partners
7.400%, due 03/15/31                                  225,000           262,707
7.750%, due 03/15/32                                  135,000           164,567
7.300%, due 08/15/33                                   90,000           104,713
Magellan Midstream Partners
5.650%, due 10/15/16                                  385,000           390,515
Pemex Project Funding Master Trust
7.375%, due 12/15/14                                1,700,000         1,891,250
8.625%, due 02/01/22                                2,944,000         3,606,400
Pioneer Natural Resource
5.875%, due 07/15/16                                  405,000           399,246
Transcontinental Gas Pipe Line Corp.
8.875%, due 07/15/12 Series B                          35,000            40,994
Valero Energy Corp.
7.500%, due 04/15/32                                  225,000           272,442
Williams Cos., Inc.
6.375%, due 10/01/10 (144A) (c)                     2,900,000         2,892,750
                                                                ---------------
                                                                     13,623,546
                                                                ---------------
Paper & Forest Products -- 0.0%
Georgia-Pacific Corp.
7.375%, due 07/15/08                                   15,000            15,788
International Paper Co.
5.850%, due 10/30/12                                  115,000           118,076
                                                                ---------------
                                                                        133,864
                                                                ---------------
Pharmaceuticals -- 0.0%
Wyeth
6.450%, due 02/01/24                                  160,000           176,121
                                                                ---------------

Retail - Multiline -- 0.0%
Federated Department Stores, Inc.
6.300%, due 04/01/09                                   60,000            62,595
                                                                ---------------

Telecommunication Services - Diversified -- 0.6%
MCI, Inc.
6.688%, due 05/01/09                                4,700,000         4,888,000
Qwest Communications International,
Inc.
7.500%, due 02/15/14 (144A) (c)                       511,000           488,005
Qwest Corp.
8.875%, due 03/15/12                                1,720,000         1,887,700
SBC Communications, Inc.
4.125%, due 09/15/09                                4,000,000         3,902,660
5.100%, due 09/15/14                                  380,000           377,217
5.625%, due 06/15/16                                  455,000           466,056
Sprint Capital Corp.
6.900%, due 05/01/19                                  220,000           246,857
Verizon Global Funding Corp.
7.375%, due 09/01/12                                  185,000           210,230
Verizon New York, Inc.
6.875%, due 04/01/12 Series A                         325,000           348,140
7.375%, due 04/01/32 Series B                         155,000           171,106
                                                                ---------------
                                                                     12,985,971
                                                                ---------------
Telecommunication Services - Wireless -- 0.1%
AT&T Wireless Services, Inc.
7.875%, due 03/01/11                                  260,000           296,339
8.125%, due 05/01/12                                    5,000             5,871
8.750%, due 03/01/31                                  245,000           331,699
Cingular Wireless LLC
6.500%, due 12/15/11                                  700,000           759,426
Nextel Communications, Inc.
7.375%, due 08/01/15                                   70,000            75,002
                                                                ---------------
                                                                      1,468,337
                                                                ---------------
Transportation -- 0.0%
Norfolk Southern Corp.
5.590%, due 05/17/25                                   60,000            60,155
7.800%, due 05/15/27                                    7,000             8,894
5.640%, due 05/17/29                                  168,000           169,054
7.250%, due 02/15/31                                   65,000            79,438
Union Pacific Corp.
6.625%, due 02/01/29                                   50,000            56,377
                                                                ---------------
                                                                        373,918
                                                                ---------------
Total Domestic Bonds & Debt Securities
(Cost $280,369,012)                                                 281,773,993
                                                                ---------------
Foreign Bonds & Debt Securities -- 8.7%
Aruba -- 0.0%
UFJ Finance Aruba AEC
6.750%, due 07/15/13                                  220,000           241,941
                                                                ---------------

Belgium -- 0.2%
Telenet Communication NV
4.640%, due 12/30/09 (144A) (b)                     3,300,000         4,008,983
                                                                ---------------

Brazil -- 0.8%
Federal Republic of Brazil
4.250%, due 04/15/06                                  848,000           849,569
11.250%, due 07/26/07                                 700,000           776,650
11.500%, due 03/12/08                               2,140,000         2,443,880
4.313%, due 04/15/09                                  451,795           449,536
9.760%, due 06/29/09                                1,380,000         1,619,775
11.000%, due 01/11/12                               1,265,000         1,553,420
4.313%, due 04/15/12                                3,549,457         3,500,830
8.000%, due 01/15/18                                3,683,000         3,909,505
11.000%, due 08/17/40                                 825,000         1,012,481
                                                                ---------------
                                                                     16,115,646
                                                                ---------------
Cayman Islands -- 0.3%
Hutchison Whampoa International Ltd.
6.250%, due 01/24/14 (144A) (c)                       245,000           259,469
Mizuho Finance
5.790%, due 04/15/14 (144A) (c)                       315,000           328,656
Petroleum Export Ltd.
5.265%, due 06/15/11 (144A) (c)                     4,800,000         4,786,219
                                                                ---------------
                                                                      5,374,344
                                                                ---------------
France -- 0.3%
AXA S.A.
8.600%, due 12/15/30                                   60,000            79,227
France Telecom S.A.
7.750%, due 03/01/11                                  400,000           454,696
8.500%, due 03/01/31                                  165,000           221,802
Satbirds Finance Sarl
4.896%, due 04/04/13 (144A) (b)                     4,000,000         4,821,724
                                                                ---------------
                                                                      5,577,449
                                                                ---------------
Germany -- 2.4%
Bundesrepublik Deutschland
0.000%, due 10/19/05                               21,700,000        26,137,337
Federal Republic of Germany
2.210%, due 01/18/06                                4,200,000         5,032,555
5.500%, due 01/04/31                               11,300,000        17,950,285
                                                                ---------------
                                                                     49,120,177
                                                                ---------------
Hong Kong -- 0.2%
Hong Kong Government
5.125%, due 08/01/14 (144A) (c)                     4,000,000         4,052,688
                                                                ---------------
Italy -- 0.0%
Telecom Italia Capital
4.000%, due 11/15/08                                  270,000           263,632
4.000%, due 01/15/10 (144A) (c)                       510,000           490,184
                                                                ---------------
                                                                        753,816
                                                                ---------------
Korea -- 0.0%
Industrial Bank of Korea
4.000%, due 05/19/14  (144A) (c)                      335,000           321,717
Korea First Bank
7.267%, due 03/03/34  (144A) (c)                      240,000           264,533
Woori Bank Korea
5.750%, due 03/13/14   (144A) (b)                     305,000           310,074
                                                                ---------------
                                                                        896,324
                                                                ---------------
Mexico -- 0.6%
United Mexican States                               1,500,000            30,750
6.375%, due 01/16/13                                1,185,000         1,263,803
6.625%, due 03/03/15                                  705,000           767,745
8.000%, due 09/24/22                                1,500,000         1,826,250
11.500%, due 05/15/26                                 130,000           208,975
8.300%, due 08/15/31                                5,925,000         7,421,062
                                                                ---------------
                                                                     11,518,585
                                                                ---------------
Netherlands -- 2.8%
Deutsche Telekom Finance
5.250%, due 07/22/13                                  425,000           429,761
8.250%, due 06/15/30                                   50,000            64,746
Kingdom of The Netherlands
0.010%, due 10/31/05                               45,200,000        54,419,041
0.010%, due 11/30/05                                1,400,000         1,682,659
                                                                ---------------
                                                                     56,596,207
                                                                ---------------
Norway -- 0.0%
Den Norske Bank
7.729%, due 06/29/49   (144A) (c)                     115,000           129,835
                                                                ---------------
Panama -- 0.2%
Republic of Panama
8.250%, due 04/22/08                                  750,000           812,813
9.625%, due 02/08/11                                1,560,000         1,872,000
9.375%, due 07/23/12                                  410,000           498,150
9.375%, due 01/16/23                                  880,000         1,115,400
                                                                ---------------
                                                                      4,298,363
                                                                ---------------
Peru -- 0.2%
Republic of Peru
9.125%, due 01/15/08                                2,200,000         2,387,000
9.125%, due 02/21/12                                1,660,000         2,000,300
9.875%, due 02/06/15                                  400,000           513,000
                                                                ---------------
                                                                      4,900,300
                                                                ---------------
Russia -- 0.5%
Morgan Stanley (Gazprom)
9.625%, due 03/01/13 (144A) (c)                       130,000           161,687
Russian Federation
5.000%, due 03/31/10 (144A)                           240,000           260,052
11.000%, due 07/24/18                                 100,000           152,940
Russian Federation 5.000%/7.5000%,
due 03/31/30 ++                                     8,165,000         9,379,544
                                                                ---------------
                                                                      9,954,223
                                                                ---------------
Singapore -- 0.0%
United Overseas Bank, Ltd.
5.375%, due 09/03/19   (144A) (c)                     470,000           474,515
                                                                ---------------
South Africa -- 0.0%
Republic of South Africa
9.125%, due 05/19/09                                  700,000           798,000
                                                                ---------------
Sweden -- 0.0%
Skandinaviska Enskilda Banken
4.958%, due 03/29/49   (144A) (c)                     415,000           402,291
Swedbank Foreningssparbanken
9.000%, due 12/29/49   (144A) (b)                     180,000           208,025
                                                                ---------------
                                                                        610,316
                                                                ---------------
United Kingdom -- 0.1%
BP Capital Markets Plc
2.750%, due 12/29/06                                  380,000           371,928
British Telecom Plc
8.125%, due 12/15/10                                  190,000           220,228
HBOS Capital Funding LP
6.071%, due 06/30/49    (144A) (c)                     45,000            47,474
HBOS Plc
5.375%, due 12/29/49  (144A) (c)                      285,000           287,440
HBOS Treasury Services Plc
3.600%, due 08/15/07 (144A) (c)                       425,000           417,684
Standard Chartered Bank
8.000%, due 05/30/31 (144A) (b)                       235,000           307,177
                                                                ---------------
                                                                      1,651,931
                                                                ---------------
Ukraine -- 0.1%
Republic of Ukraine
7.650%, due 06/11/13                                  500,000           551,150
Republic of Ukraine, Series AI
11.000%, due 03/15/07                               1,926,538         2,041,167
Ukraine Republic
6.875%, due 03/04/11                                  200,000           210,520
                                                                ---------------
                                                                      2,802,837
                                                                ---------------
Total Foreign Bonds & Debt Securities (Cost
$174,896,626)                                                       179,876,480
                                                                ---------------
U.S. Government & Agency Obligations -- 86.8%
Federal Home Loan Mortgage Corp.
5.500%, due 07/01/07                                  485,066           491,685
4.500%, due 10/01/07                                3,237,890         3,241,870
7.000%, due 09/01/10                                   13,234            13,822
6.500%, due 04/01/11                                  119,138           123,055
6.000%, due 05/01/11                                  166,853           171,576
2.750%, due 02/15/12                                5,913,912         5,871,341
4.000%, due 12/15/12                                    5,256             5,252
5.500%, due 05/01/14                                   97,715            99,308
6.000%, due 06/01/14                                  122,661           126,127
6.000%, due 10/01/14                                   30,667            31,533
6.000%, due 03/01/15                                    2,808             2,888
5.500%, due 04/01/16                                   72,909            74,045
4.000%, due 09/15/16                               11,859,728        11,831,245
5.000%, due 09/15/16                                1,880,784         1,890,242
3.500%, due 03/15/17                               17,964,068        17,836,121
4.500%, due 02/15/18                                  143,590           143,459
5.000%, due 06/15/18                                3,503,000         3,507,377
5.500%, due 09/01/19                                5,420,620         5,503,209
5.000%, due 08/01/20                                  222,165           221,725
6.000%, due 03/01/21                                  924,502           947,267
6.000%, due 01/01/22                                2,999,767         3,073,631
6.000%, due 10/01/22                               10,111,721        10,356,515
6.000%, due 10/15/22                                   51,829            51,790
6.000%, due 12/01/22                                  579,731           593,765
6.000%, due 02/01/23                                  832,798           852,959
5.500%, due 03/01/23                                3,090,331         3,113,054
6.000%, due 04/01/23                                  496,891           508,885
5.130%, due 11/15/23                                1,785,916         1,837,482
6.500%, due 01/15/24                                  145,000           152,346
5.125%, due 01/01/29                                3,929,430         4,044,904
4.370%, due 05/15/29                                  709,646           713,335
6.500%, due 06/01/29                                    4,383             4,522
6.000%, due 12/15/29                                  565,503           565,896
5.937%, due 11/01/31                                  338,786           342,692
3.500%, due 07/15/32                                  697,775           681,811
5.197%, due 08/01/32                                3,462,116         3,502,451
4.020%, due 07/15/34                                1,099,761         1,102,572
5.500%, due 05/01/35                               56,800,581        56,846,731
5.000%, due 08/01/35                               10,596,673        10,376,792
5.000%, due 09/01/35                                4,403,332         4,311,963
4.260%, due 07/25/44                               52,043,213        52,313,510
4.070%, due 10/25/44                                9,793,415         9,820,840
                                                                ---------------
                                                                    217,301,593
                                                                ---------------
Federal National Mortgage Assoc.
3.799%, due 09/22/06                               36,600,000        36,591,070
6.090%, due 10/01/08                                  475,687           489,498
6.000%, due 11/01/08                                   22,303            22,973
6.500%, due 03/01/09                                    5,020             5,110
4.000%, due 08/25/09                                6,823,289         6,806,964
5.500%, due 11/01/10                                  357,051           361,271
7.000%, due 04/01/11                                   83,556            87,358
7.000%, due 05/01/11                                   39,200            40,803
4.500%, due 08/25/11                               21,963,692        21,966,122
8.000%, due 11/01/13                                   45,730            47,500
6.500%, due 12/01/13                                   29,103            30,123
5.000%, due 04/25/14                               12,217,382        12,213,888
8.000%, due 08/01/14                                   13,849            14,439
6.500%, due 04/01/16                                  313,148           324,015
6.500%, due 06/01/16                                  146,055           151,123
6.500%, due 07/01/16                                  414,687           429,076
6.500%, due 08/01/16                                   22,750            23,540
6.000%, due 09/01/16                                   87,585            90,136
6.500%, due 09/01/16                                  144,626           149,645
6.500%, due 10/01/16                                  298,462           308,818
6.500%, due 02/01/17                                  176,352           182,471
6.000%, due 03/01/17                                  310,693           319,739
6.000%, due 04/01/17                                  107,496           110,626
3.500%, due 04/25/17                                4,309,848         4,277,564
6.000%, due 05/01/17                                  183,179           188,512
6.000%, due 06/01/17                                  134,206           138,113
6.000%, due 07/01/17                                  169,569           174,506
6.500%, due 07/01/17                                  215,680           223,174
6.000%, due 08/01/17                                  109,951           113,153
6.500%, due 10/01/17                                   60,933            63,050
5.500%, due 11/01/17                                5,373,093         5,455,678
5.000%, due 02/01/18                                  144,348           144,113
5.000%, due 05/01/18                                   18,263            18,233
5.000%, due 07/01/18                                  443,841           443,118
5.000%, due 11/01/18                                   74,939            74,817
5.000%, due 12/01/18                                  703,972           702,824
6.000%, due 12/01/18                                   93,235            95,618
5.000%, due 02/01/19                                1,299,011         1,296,893
5.000%, due 03/01/19                                   89,152            88,976
5.000%, due 04/01/19                                  853,398           851,721
5.000%, due 06/01/19                                  449,668           449,118
5.000%, due 07/01/19                                  986,132           984,194
5.000%, due 09/01/19                                3,691,862         3,684,608
5.000%, due 10/01/19                                   98,912            98,718
5.000%, due 11/01/19                                  139,501           139,226
5.000%, due 12/01/19                                  536,284           535,288
5.000%, due 01/01/20                                  682,668           681,323
5.000%, due 02/01/20                                   91,173            90,994
5.000%, due 03/01/20                                  196,731           196,343
6.000%, due 06/01/22                                8,999,072         9,211,557
6.000%, due 09/01/22                                2,478,423         2,537,267
6.000%, due 10/01/22                                1,584,669         1,622,086
6.000%, due 01/01/23                                2,835,105         2,902,047
5.500%, due 06/01/23                                3,746,376         3,771,744
5.500%, due 03/01/25                                4,991,946         5,025,749
8.000%, due 10/01/25                                   11,307            12,119
4.773%, due 10/01/28                                  861,519           886,955
7.500%, due 09/01/30                                    4,085             4,325
6.000%, due 12/25/30                                1,609,147         1,607,050
6.950%, due 02/01/31                                1,999,970         2,031,889
5.035%, due 09/01/31                                  440,415           451,744
4.190%, due 09/18/31                                2,705,941         2,722,553
4.730%, due 04/25/32                                1,070,664         1,083,183
5.535%, due 07/01/32                                  463,512           469,856
5.449%, due 09/01/32                                1,392,284         1,392,452
5.500%, due 10/01/32                                  774,704           775,361
4.814%, due 11/01/32                                1,908,111         1,921,038
5.500%, due 11/01/32                                1,177,477         1,178,475
5.500%, due 12/01/32                                2,964,270         2,966,782
5.500%, due 01/01/33                                1,033,577         1,034,453
5.500%, due 03/01/33                                  344,022           344,289
5.500%, due 06/01/33                                  525,145           525,553
5.500%, due 07/01/33                                  469,116           469,480
5.500%, due 08/01/33                                  755,729           756,315
5.500%, due 02/01/34                                  461,666           462,024
6.000%, due 02/01/34                                  804,344           818,170
5.500%, due 03/01/34                               11,978,305        11,982,916
5.500%, due 04/01/34                                1,091,444         1,091,864
5.500%, due 05/01/34                                  634,548           634,792
3.940%, due 05/25/34                                1,158,039         1,154,933
5.500%, due 06/01/34                                2,315,973         2,316,865
5.500%, due 07/01/34                               14,577,739        14,583,351
5.000%, due 09/01/34                               10,844,521        10,862,410
5.283%, due 09/01/34                                  758,219           759,359
5.500%, due 09/01/34                                  165,831           165,895
6.000%, due 09/01/34                                  380,372           386,931
5.500%, due 10/01/34                                9,535,972         9,539,643
4.198%, due 11/01/34                               30,600,000        30,288,492
5.500%, due 11/01/34                                9,700,077         9,703,811
6.000%, due 11/01/34                                8,189,972         8,331,212
4.819%, due 12/01/34                                7,762,455         7,761,411
4.838%, due 12/01/34                               20,659,751        20,601,697
5.500%, due 12/01/34                               14,493,322        14,498,901
5.500%, due 01/01/35                                3,339,589         3,340,752
5.500%, due 02/01/35                              134,394,654       134,445,590
5.500%, due 03/01/35                               29,950,312        29,958,446
5.500%, due 04/01/35                                5,695,011         5,696,079
5.500%, due 05/01/35                               15,689,224        15,695,233
5.500%, due 06/01/35                               55,828,220        55,838,687
5.500%, due 07/01/35                               41,301,561        41,309,304
5.500%, due 08/01/35                               56,938,175        56,948,497
5.500%, due 09/01/35                               53,694,393        53,704,460
5.500%, due 10/01/35                                4,820,844         4,820,726
5.073%, due 12/01/36                                2,238,586         2,238,629
3.937%, due 08/01/41                               11,411,100        11,505,558
3.987%, due 09/01/41                                6,046,036         6,127,423
3.937%, due 07/01/42                                5,810,692         5,849,605
3.936%, due 08/01/42                                2,346,139         2,361,859
3.937%, due 08/01/42                                2,825,445         2,844,703
3.937%, due 10/01/44                                7,797,494         7,888,568
1.000%, due TBA (a)                                 1,200,000         1,211,414
5.000%, due TBA (a)                               125,500,000       122,860,782
                                                                ---------------
5.500%, due TBA (a)                               249,600,000       249,444,000
                                                                ---------------
Federal National Mortgage Assoc., REMIC
6.000%, due 06/01/29                                   83,790            85,379
                                                                ---------------
                                                                         85,379
                                                                ---------------
Government National Mortgage Assoc.
8.250%, due 02/15/09                                   21,186            21,855
6.000%, due 04/15/14                                  101,487           105,127
4.375%, due 02/20/22                                   55,796            56,370
4.375%, due 04/20/22                                    8,173             8,234
4.375%, due 01/20/23                                  124,394           125,629
7.000%, due 10/15/23                                   85,365            90,239
7.500%, due 01/15/26                                   47,643            50,722
4.125%, due 01/20/26                                   56,663            57,609
4.375%, due 02/20/26                                   60,096            60,894
4.375%, due 05/20/26                                  110,530           111,387
4.125%, due 11/20/26                                   45,474            46,269
4.375%, due 01/20/27                                   35,268            35,661
4.375%, due 02/20/27                                   43,713            44,189
4.375%, due 06/20/27                                   38,600            38,919
3.750%, due 08/20/27                                  301,403           305,529
3.500%, due 09/20/27                                  194,575           195,925
4.125%, due 11/20/27                                  216,153           219,830
4.250%, due 02/20/28                                   87,646            89,046
4.250%, due 03/20/28                                   80,954            82,228
4.375%, due 05/20/28                                   42,602            42,919
4.125%, due 10/20/28                                   80,486            81,633
4.375%, due 04/20/29                                  100,644           100,924
4.875%, due 04/20/29                                  128,817           131,501
4.375%, due 05/20/29                                  104,423           105,198
3.500%, due 07/20/29                                  106,012           106,903
3.500%, due 08/20/29                                   93,347            94,139
3.500%, due 09/20/29                                  216,289           218,157
4.125%, due 10/20/29                                   70,597            71,818
4.250%, due 01/20/30                                  353,464           359,202
4.375%, due 04/20/30                                  252,310           254,569
4.375%, due 05/20/30                                  315,929           318,756
4.375%, due 06/20/30                                  132,448           133,590
4.125%, due 10/20/30                                   27,723            28,134
4.125%, due 11/20/30                                  397,368           403,245
4.125%, due 12/20/30                                   12,823            13,013
7.500%, due 04/15/31                                6,310,534         6,900,456
4.375%, due 04/20/31                                  278,899           281,215
3.500%, due 08/20/31                                   45,969            46,372
4.500%, due 10/20/31                                    8,234             8,411
3.750%, due 03/20/32                                    7,037             7,089
4.375%, due 04/20/32                                   25,909            26,113
4.500%, due 04/20/32                                   87,807            89,080
4.375%, due 05/20/32                                  322,824           323,844
4.000%, due 07/20/32                                   75,062            76,450
4.000%, due 03/20/33                                   83,582            83,582
3.500%, due 09/20/33                                  766,523           769,174
6.000%, due TBA (a)                                 4,000,000         4,096,248
                                                                ---------------
                                                                     16,917,397
                                                                ---------------
Government National Mortgage
Assoc., REMIC
4.270%, due 02/16/30                                   85,866            86,541
4.070%, due 01/16/31                                  335,945           337,264
                                                                ---------------
                                                                        423,805
                                                                ---------------
U.S. Treasury Bond
8.750%, due 05/15/17                               34,200,000        47,388,375
8.125%, due 08/15/19                               19,600,000        26,765,485
7.875%, due 02/15/21                               10,100,000        13,741,525
8.125%, due 05/15/21                                4,400,000         6,123,049
6.125%, due 11/15/27                                  875,000         1,056,051
5.500%, due 08/15/28                                  850,000           955,321
                                                                ---------------
                                                                     96,029,806
                                                                ---------------
U.S. Treasury Inflation Index Note
3.875%, due 01/15/09                                  476,220           516,773
1.875%, due 07/15/13                                7,760,484         7,867,198
2.000%, due 07/15/14                               11,808,462        12,066,312
                                                                ---------------
                                                                     20,450,283
                                                                ---------------
U.S. Treasury Note
2.500%, due 10/31/06                               13,000,000        12,782,159
3.875%, due 09/15/10                               53,380,000        52,641,861
4.250%, due 08/15/13                               49,500,000        49,345,362
4.250%, due 11/15/13                               38,000,000        37,847,126
4.750%, due 05/15/14                               25,000,000        25,957,025
4.250%, due 08/15/14                               45,100,000        44,832,241
4.250%, due 11/15/14                               67,145,000        66,686,064
4.125%, due 05/15/15                               36,400,000        35,784,331
1.875%, due 07/15/15                                6,324,003         6,381,811
                                                                ---------------
Total U.S. Government & Agency Obligations
(Cost $1,803,078,781)                                             1,791,181,740
                                                                ---------------
Security
Description                                        Shares             Value
-------------------------------------------------------------------------------
Preferred Stock -- 0.1%
Federal National Mortgage Assoc.
7.00%                                                  30,600         1,677,262
Home Ownership Funding
13.331%/1.000% +++ (144A) (b)                           2,500           751,016
                                                                ---------------
Total Preferred Stock (Cost $2,541,000)                               2,428,278
                                                                ---------------
Rights -- 0.0%
Foreign Government -- 0.0%
United Mexican States,  due
06/01/07 *(e)
(Cost $0)                                           1,500,000            39,000
                                                                ---------------
Options -- 0.0%
Eurodollar Puts, Expire 12/19/05                    8,555,000                 0
Swaption Calls, Expire 06/02/06                     1,040,000            92,758
                                                                ---------------
Total Options (Cost $335,550)                                            92,758
                                                                ---------------

Security                                            Par
Description                                         Amount           Value
-------------------------------------------------------------------------------
Short-Term Investments -- 15.7%
U.S. Government & Agency Discount Notes -- 2.9%
Federal Home Loan Mortgage Corp.
3.180%, due 10/03/05 +                             52,700,000        52,690,689
United States Treasury Bill
3.570%, due 12/01/05 +                                 95,000            94,497
3.300%, due 12/15/05 +                                 10,000             9,931
3.380%, due 12/15/05 +                              7,635,000         7,581,237
                                                                ---------------
                                                                     60,376,354
                                                                ---------------
Commerical Paper -- 11.9%
Cox Communications, Inc.
4.068%, due 10/15/05 (144A) (c)                     6,700,000         6,700,000
Ixis Commercial Paper Corp.
3.740%, due 11/28/05 (144A) (c)                     2,400,000         2,385,539
3.850%, due 01/18/06 (144A) (c)                    18,600,000        18,383,181
Rabobank USA Financial Corp.
3.880%, due 10/03/05                               56,700,000        56,687,778
Skandinaviska Enskilda Banken
3.710%, due 11/21/05 (144A) (c)                    43,600,000        43,370,846
TotalFinaElf S.A.
3.728%, due 11/23/05 (144A) (c)                    55,600,000        55,294,883
UBS Finance (Delaware), LLC
3.860%, due 10/03/05                                  200,000           199,957
3.750%, due 12/13/05                               36,000,000        35,726,250
3.960%, due 01/27/06                                5,900,000         5,823,418
UBS Finance, Inc.
3.800%, due 01/12/06                               20,500,000        20,277,119
                                                                ---------------
                                                                    244,848,971
                                                                ---------------
Repurchase Agreement -- 0.9%
Credit Suisse First Boston Corp.,
Repurchase Agreement, dated 9/30/05
at 3.25% to be repurchased at
$11,002,979 on 10/03/05
collateralized by $11,277,000 U.S.
Treasury Bond 4.169% due 09/30/07
with a value of $11,240,790                        11,000,000        11,000,000
State Street Bank & Trust Co.,
Repurchase Agreement, dated
09/30/05 at 2.45% to be repurchased
at $6,797,388 on 10/03/05
collateralized by $7,000,000 FHLMC
4.169% due 12/27/05 with a value of
$6,934,375                                          6,796,000         6,796,000
                                                                ---------------
                                                                     17,796,000
                                                                ---------------
Total Short-Term Investments (Cost                                  323,021,325
$323,021,274)                                                   ---------------

TOTAL INVESTMENTS --  127.3%
(Cost $2,628,872,043)                                             2,625,351,478

Other Assets and Liabilities (net) -- (27.3%)                      (562,529,349)
                                                                ---------------
TOTAL NET ASSETS -- 100.0%                                      $ 2,062,822,129
                                                                ===============

Portfolio Footnotes:

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $11,298,267 and $16,648,027 respectively, resulting in a net unrealized depreciation of $5,349,760.

        *       Non-income producing security.

        ** Variable or floating rate security. The stated rate represents the rate at September 30, 2005.

        + Zero coupon bond- Interest rate represents current yield to maturity.

        ++ Security is a "step-up" bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.

        +++ Security is a "step-down" preferred where coupon decreases or steps down at a predetermined date. Rates shown are current coupon and next coupon rate when security steps down.

        (a) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

        (b) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to
                Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be illiquid by the portfolio's adviser. These securities represent in the aggregate 0.26% of net assets.

        (c) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to
                Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

        (d)     Security is in default.

        (e) Illiquid securities representing in the aggregate 0.00% of net assets.

        AMBAC - Ambac Indemnity Corporation

        FGIC  - Finacial Guaranty Insurance Corporation

        MBIA  - Municipal Bond Insurance Association

        REMIC - Real Estate Mortgage Investment Conduit

        FHLMC - Federal Home Loan Mortgage Corp.

The adviser considers liquid securities as coverage for open derivatives.

The following table summarizes the portfolio composition of the Portfolios' holdings at September 30, 2005 based upon quality ratings issued by Standard & Poor's. For securities not rated by Standard & Poor's, the Moody's rating is used.

                                                                     Percent of
                                                                      Portfolio
Portfolio Composition by Credit Quality                              (unaudited)
--------------------------------------------------------------------------------
AAA/Government/Government Agency                                          80.15%
AA                                                                         3.73%
A                                                                          5.83%
BBB                                                                        4.37%
BB                                                                         1.68%
B                                                                          0.70%
Below B                                                                    3.54%
                                                                         ------
Total:                                                                   100.00%
                                                                         ======

                                                              Strike     Number of
Put Options                                  Expiration       Price      Contracts           Value
--------------------------------------------------------------------------------------------------
U.S. Treasury Note 10YR Future               11/22/2005      $ 108.00       (97)        $  (21,219)
U.S. Treasury Note 10YR Future               11/22/2005        109.00       (465)         (210,703)
                                                                                        ----------
(Written Option Premium $141,127)                                                       $ (231,922)
                                                                                        ==========
                                                              Strike     Number of
Call Options                                 Expiration       Price      Contracts           Value
--------------------------------------------------------------------------------------------------
U.S. Treasury Note 10YR Future               11/22/2005      $ 108.00      (366)        $ (783,469)
U.S. Treasury Note 10YR Future               11/22/2005        115.00      (465)            (7,266)
OTC 3 Month LIBOR Interest Rate Swap         06/02/2006          4.00    (25,200,000)      (68,418)
                                                                                        ----------
(Written Option Premium $637,109)                                                       $ (859,153)
                                                                                        ==========

Securities Sold Short                       Interest Rate   Maturity     Proceeds            Value
--------------------------------------------------------------------------------------------------
U.S. Treasury Note                              3.25%      08/15/2007  $ 28,708,514  $  28,618,244
U.S. Treasury Note                              3.00%      11/15/2007    29,310,648     29,357,820
U.S. Treasury Note                              4.00%      11/15/2012    27,317,741     27,050,795
U.S. Treasury Note                              3.88%      02/15/2013     7,049,605      7,048,778
U.S. Treasury Note                              3.63%      05/15/2013    62,322,474     61,619,565
U.S. Treasury Note                              4.75%      05/15/2014    25,684,657     25,476,575
U.S. Treasury Note                              4.25%      08/15/2014    34,728,828     34,921,393
                                                                      -------------  -------------
                                                                      $ 215,122,467  $ 214,093,170
                                                                      =============  =============

Forward Foreign Currency Contracts to Buy:

                                                                                 Net Unrealized
                                                  Value at         In Exchange   Appreciation/
    Settlement Date   Contracts to Deliver   September 30, 2005     for U.S.$    (Depreciation)
    ---------------   --------------------   ------------------    -----------   --------------
      10/20/2005          809,000     BRL      $    362,620            329,330     $    33,289
        2/2/2006         52,533,000   CLP            99,150             93,309           5,841
       2/16/2006        253,215,000   CLP           477,811            465,940          11,871
       2/16/2006        232,106,000   CLP           437,978            431,946           6,033
       11/8/2005         5,753,000    EUR         6,950,237          6,913,650          36,586
       3/20/2006         25,915,000   INR           587,356            587,109             247
      10/18/2005       2,857,514,000  JPY        25,270,068         25,993,350        (723,283)
       1/26/2006       1,557,500,000  KRW         1,495,063          1,526,213         (31,150)
       2/24/2006        316,800,000   KRW           304,161            310,527          (6,366)
       3/21/2006        452,000,000   KRW           434,043            441,406          (7,364)
       2/28/2006         8,033,000    MXN           729,000            720,319           8,680
       3/23/2006         4,298,000    MXN           388,932            387,312           1,620
       2/22/2006         2,144,000    PEN           641,733            660,200         (18,468)
       3/13/2006         1,331,000    PEN           398,414            405,052          (6,638)
       2/24/2006         1,102,000    PLN           338,272            334,041           4,231
       3/27/2006         1,127,000    PLN           345,959            348,701          (2,742)
       1/31/2006         20,523,000   RUB           722,682            712,110          10,572
       2/13/2006         7,755,000    RUB           273,086            271,581           1,505
       3/22/2006         11,710,000   RUB           412,388            413,343            (955)
       1/26/2006         1,216,000    SGD           723,104            740,876         (17,772)
       2/24/2006          462,000     SGD           275,154            279,407          (4,254)
       3/20/2006          654,000     SGD           389,999            392,675          (2,676)
        3/2/2006         20,351,000   SKK           636,265            644,223          (7,958)
       3/27/2006         12,765,000   SKK           399,524            404,404          (4,880)
       2/24/2006         9,010,000    TWD           274,600            283,244          (8,644)
       3/21/2006         12,757,000   TWD           389,590            390,122            (532)
                                                                                   -----------
                                                                                   $  (723,204)
                                                                                   ===========

Forward Foreign Currency Contracts to Sell:

                                                                                  Unrealized
                                                  Value at         In Exchange   Appreciation/
    Settlement Date   Contracts to Deliver   September 30, 2005     for U.S.$    (Depreciation)
    ---------------   --------------------   ------------------    -----------   --------------
       10/20/2005      809,000       BRL       $        362,620        338,565     $   (24,055)
       10/8/2005      87,734,000     EUR            105,992,019    105,658,056        (333,963)
                                                                                   -----------
                                                                                   $  (358,018)
                                                                                   ===========

BRL-Brazilian Real                      MXN-Mexican Peso
CLP-Chilean Peso                        PEN-Peruvian Nuevo Sol
CNY-China Yuan Renminbi                 PLN-Polish Zloty
EUR - Euro                              RUB-Russian Ruble
HKD-Hong Kong Dollar                    SGD-Singapore Dollar
INR-Indian Rupee                        SKK-Slovakian Koruna
JPY-Japanese Yen                        TWD-Taiwan Dollar
KRW-South Korean Won                    U.S.$-United States Dollar

The futures contracts outstanding as of September 30, 2005 and the description and unrealized appreciation or depreciation were as follows:

                                                                                                        Unrealized
                                                                         Number of                     Appreciation/
Description                                       Date                   Contracts  Notional Value    (Depreciation)
--------------------------------------------------------------------------------------------------------------------
Euro Dollar Futures                               March 2006 -Long          605       144,368,125          (846,325)
U.S. Treasury Bond Futures                        December 2005 - Long      704        80,541,824        (1,840,957)
Germany Federal Republic Bonds 10 Year Futures    December 2005 - Long      922     $ 136,222,422      $   (459,434)
Japan Government Bonds 10 Year Futures            December 2005 - Long      17         20,654,486          (306,545)
U.S. Treasury Note 10 Year Futures                December 2005 - Long       3            329,766            (3,609)
Euro Dollar Futures                               December 2005 - Long      921       220,153,538          (681,600)
Euro Dollar Futures                               November 2005 - Long      879       210,377,663          (450,925)
U.S. Treasury Note 5 Year Futures                 December 2005 - Short    (146)      (15,601,414)          134,649
Libor Futures                                     December 2005 - Short    (207)                0           146,506

Open swap agreements at September 30, 2005 were as follows:

PIMCO TOTAL RETURN PORTFOLIO

                        Expiration
Notional Amount            Date                               Description                               Value
---------------         ----------   ------------------------------------------------------------   ------------
        400,000          9/20/2008   Agreement with Morgan Stanley Capital Services, Inc., dated    $      1,406
                                     9/26/2005 to receive semi-annually the notional amount
                                     multiplied by 1.20% and to pay par in the event of default of Republic of Columbia 10.375% due 01/28/2033.

        500,000   USD    9/20/2010   Agreement with Merrill Lynch International, dated 8/2/2005          (11,277)
                                     to receive quarterly the notional amount multiplied by
                                     3.80% and to pay par in the event of default of Ford Motor
                                     Credit Company 7.00% due 10/1/2013.

      1,000,000   USD   10/20/2010   Agreement with Lehman Brothers dated 9/29/2005 to pay                  (768)
                                     semi-annually the notional amount multiplied by 2.11% and
                                     to receive par in the event of default of Republic of
                                     Turkey 11.875% due 1/15/2030.

      1,300,000   USD   10/20/2010   Agreement with Morgan Stanley Capital Services, Inc. dated          (11,081)
                                     10/11/2005 to pay semi-annually the notional amount
                                     multiplied by 2.20% for each of twenty five Credit
                                     Derivative Transactions entered into and to receive par in the event of default of Republic of Turkey 11.875% due
                                     1/15/2030.

      2,500,000   USD    9/20/2010   Agreement with Lehman Brothers dated 10/7/2005 to pay               (21,335)
                                     semi-annually the notional amount multiplied by 2.26% and
                                     to receive par in the event of default of Republic of
                                     Turkey 11.875% due 1/15/2030.

      2,800,000   USD    9/20/2006   Agreement with Lehman Brothers dated 7/26/2005 to receive            (9,239)
                                     quarterly the notional amount multiplied by 1.65% and to
                                     pay par in the event of default of General Motors
                                     Acceptance Corp. 6.875% due 8/28/2012.

     10,000,000   USD   12/20/2010   Agreement with Lehman Brothers dated 10/11/2005 to receive          (51,691)
                                     quarterly the notional amount multiplied by 2.00% and to
                                     pay par in event of default of underlying sovereign
                                     entities of the Dow Jones CDX.NA.XO.5 Index.

     20,500,000   USD   12/20/2010   Agreement with Bank of America N.A., dated 9/30/2005 to            (174,662)
                                     receive quarterly the notional amount multiplied by 2.00%
                                     and to pay par in event of default of underlying sovereign entities of the Dow Jones CDX.NA.XO.5 Index.

     41,100,000   USD   12/15/2010   Agreement with Bank of America N.A. dated 9/6/2005 to pay          (614,016)
                                     semi-annually the notional amount multiplied by the 3 month
                                     USD-LIBOR-BBA and to pay semi-annually the notional amount multiplied by 4.00%.

     46,800,000   USD   12/15/2010   Agreement with J.P. Morgan Chase Bank dated 9/28/2005 to         (1,408,625)
                                     pay semi-annually the notional amount multiplied by the 3
                                     month US-LIBOR-BBA and to receive semi-annually the
                                     notional amount multiplied by 4%.

        800,000   USD    6/20/2006   Agreement with Morgan Stanley Capital Services, Inc. dated            1,640
                                     6/9/2005 to receive semi-annually the notional amount
                                     multiplied by 0.58% for each of fifty Credit Derivative
                                     Transactions entered into and to pay par in the event of
                                     default of Russian Federation 5.00% due 3/31/2030.

      1,000,000   USD    6/20/2006   Agreement with J.P. Morgan Chase Bank dated 5/12/2005 to              6,664
                                     receive quarterly the notional amount multiplied by 2.90%
                                     and to pay par in the event of default of General Motors
                                     Acceptance Corp. 6.875% due 8/28/2012.

      1,000,000   USD    6/20/2006   Agreement with Morgan Stanley Capital Services, Inc. dated            6,664
                                     5/19/2005 to receive quarterly the notional amount
                                     multiplied by 2.90% and to pay par in the event of default of General Motors Acceptance Corp. 6.875% due 8/28/2012.

      2,000,000   USD    6/20/2006   Agreement with J.P. Morgan Chase Bank dated 4/5/2005 to               1,745
                                     receive quarterly the notional amount multiplied by 3.25%
                                     and to pay par in the event of default of General Motors
                                     Corp. 7.125% due 7/15/2013.

      2,000,000   USD    6/20/2006   Agreement with J.P. Morgan Chase Bank dated 5/11/2005 to             25,463
                                     receive quarterly the notional amount multiplied by 3.20%
                                     and to pay par in the event of default of Ford Motor Credit
                                     Co. 7.000% due 10/1/2013.

      4,000,000   USD    6/20/2006   Agreement with J.P. Morgan Chase Bank dated 4/27/2005 to             23,805
                                     receive quarterly the notional amount multiplied by 2.80%
                                     and to pay par in the event of default of General Motors
                                     Acceptance Corp. 6.875% due 8/28/2012.

      4,100,000   USD    3/20/2007   Agreement with Merrill Lynch International, dated 4/26/2005          16,391
                                     to receive semi-annually the notional amount multiplied by
                                     0.61% and to pay par in the event of default of Russian
                                     Federation 5.00% (step-up) due 3/31/2030.

        600,000   USD    5/20/2007   Agreement with J.P. Morgan Chase Bank dated 6/6/2005 to               4,122
                                     receive semi-annually the notional amount multiplied by
                                     0.77% and to pay par in the event of default of Russian
                                     Federation 2.250% due 3/31/2030.

      1,800,000   USD    6/20/2007   Agreement with J.P. Morgan Chase Bank dated 4/27/2005 to              3,004
                                     receive quarterly the notional amount multiplied by 4.60%
                                     and to pay par in the event of default of General Motors
                                     Corp. 7.125% due 7/15/2013.

      1,200,000   USD   12/20/2008   Agreement with Lehman Brothers dated 10/14/2003 to pay              (24,640)
                                     quarterly the notional amount multiplied by 0.97% and to
                                     receive par in the event of default of Goodrich Corporation
                                     7.625% due 12/15/2012.

      1,200,000   USD   12/20/2008   Agreement with Lehman Brothers dated 10/14/2003 to pay              (14,903)
                                     quarterly the notional amount multiplied by 0.53% and to
                                     receive par in the event of default of Lockheed Martin
                                     Corporation 8.20% due 12/1/2009.

      1,200,000   USD   12/20/2008   Agreement with Lehman Brothers dated 10/14/2003 to pay              (13,818)
                                     quarterly the notional amount multiplied by 0.48% and to
                                     receive par in the event of default of Northrop Grumman
                                     Corporation 7.125% due 2/15/2011.

        300,000   USD   12/20/2008   Agreement with J.P. Morgan Chase Bank dated 2/12/2004 to pay        (10,145)
                                     quarterly the notional amount multiplied by 1.35% and to
                                     receive par in the event of default of Capital One Financing
                                     Corporation 8.750% due 2/1/2007.

      4,800,000   USD    6/20/2010   Agreement with Morgan Stanley Capital Services, Inc., dated         155,518
                                     4/14/2005 to receive semi-annually the notional amount
                                     multiplied by 2.10% and to pay par in event of default of
                                     underlying sovereign entities of the Dow Jones CDX Emerging
                                     Markets Index.

     27,700,000   USD   12/15/2010   Agreement with Lehman Brothers Special Financing, Inc.,            (833,738)
                                     dated 6/20/2005 to pay semi-annually the notional amount
                                     multiplied by the 3 month USD-LIBOR-BBA and to receive
                                     semi-annually the notional amount multiplied by 4.00%.

     16,900,000   USD   12/15/2015   Agreement with Bank of America N.A. dated 6/6/2005 to              (247,023)
                                     receive semi-annually the notional amount multiplied by the
                                     3 month USD-LIBOR-BBA and to pay semi-annually the notional amount multiplied by 5.00%.

     41,600,000   USD   12/15/2015   Agreement with Lehman Brothers Special Financing, Inc.,            (608,057)
                                     dated 6/13/2005 to receive semi-annually the notional amount multiplied by the 3 month USD-LIBOR-BBA and to pay
                                     semi-annually the notional amount multiplied by 5.00%.

      5,800,000   USD   12/15/2015   Agreement with J.P. Morgan Chase Bank dated 6/15/2005 to            (84,777)
                                     receive semi-annually the notional amount multiplied by the
                                     3 month US-LIBOR-BBA and to pay semi-annually the notional amount multiplied by 5%.

      9,700,000   USD    4/16/2025   Agreement with J.P. Morgan Chase Bank dated 7/12/2005 to pay       (164,407)
                                     semi-annualy the notional amount multiplied by the 3 month
                                     CAD-BA-CDOR and to receive quarterly the notional amount
                                     multiplied by 4.50%.

      4,900,000   USD    6/15/2025   Agreement with Merrill Lynch Capital Services, Inc., dated          (83,051)
                                     8/2/2005 to receive semi-annually the notional amount
                                     multiplied by 4.50% and to pay semi-annually the notional
                                     amount multiplied by the 3 month CAD-BA-CDOR.

     11,800,000   USD   12/15/2025   Agreement with Lehman Brothers Special Financing, Inc.,              (6,215)
                                     dated 7/13/2005 to receive semi-annually the notional amount multiplied by the 3 month USD-LIBOR-BBA and to pay
                                     semi-annually the notional amount multiplied by 5.00%.

     94,700,000   EUR    6/16/2014   Agreement with Morgan Stanley Capital Services, Inc. dated       (7,221,232)
                                     5/6/2005 to pay annually the notional amount multiplied by the 6 month EUR-EURIBOR-Telerate and to receive annually the notional amount multiplied by 5.00%.

      2,600,000   EUR    6/17/2015   Agreement with J.P. Morgan Chase Bank dated 6/21/2005 to           (328,337)
                                     receive annually the notional amount multiplied by the 6
                                     month EUR-EURIBOR-Telerate and to pay annually the notional amount multiplied by 4.50%.

     18,100,000   GBP    9/20/2009   Agreement with Morgan Stanley Capital Services, Inc. dated          (36,269)
                                     10/5/2005 to pay semi-annually the notional amount
                                     multiplied by the 6 month GBP-LIBOR-BBA and to receive
                                     semi-annually the notional amount multiplied by 4.50%.

     15,600,000   GBP    9/20/2009   Agreement with J.P. Morgan Chase Bank dated 10/3/2005 to pay        (31,259)
                                     semi-annually the notional amount multiplied by the 6 month
                                     GBP-LIBOR-BBA and to receive semi-annually the notional
                                     amount multiplied by 4.50%.

     23,600,000   GBP    9/20/2009   Agreement with Merrill Lynch Capital Services, Inc., dated          (47,290)
                                     9/20/2005 to receive semi-annually the notional amount
                                     multiplied by 4.50% and to pay semi-annually the notional
                                     amount multiplied by the 6 month GBP-LIBOR-BBA.

    258,000,000   JPY    6/15/2012   Agreement with Goldman Sachs Capital Markets, L.P., dated          (128,096)
                                     8/24/2004 to receive semi-annually the notional amount
                                     multiplied by the 6 month JPY-LIBOR-BBA and to pay
                                     semi-annually the notional amount multiplied by 2.00%.

  2,000,000,000   JPY    6/15/2012   Agreement with Goldman Sachs Capital Markets, L.P., dated          (992,990)
                                     8/3/2004 to receive semi-annually the notional amount
                                     multiplied by the 6 month JPY-LIBOR-BBA and to pay
                                     semi-annually the notional amount multiplied by 2.00%.
                                                                                                    ------------
                                                                                                    $(12,932,519)
                                                                                                    ============

EUR - Euro
GBP - British Pound
JPY - Japanese Yen
USD - United States Dollar

MET INVESTORS SERIES TRUST
MET/PUTNAM CAPITAL OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (Unaudited)
(Percentage of Net Assets)

Security
Description                                            Shares        Value
--------------------------------------------------------------------------------
Common Stocks -- 98.8%
Aerospace & Defense -- 0.1%
AAR Corp.* (a)                                          1,926    $        33,089
Triumph Group, Inc.*                                      623             23,157
                                                                 ---------------
                                                                          56,246
                                                                 ---------------
Air Freight & Logistics -- 0.1%
ABX Air, Inc.* (a)                                      4,458             36,556
                                                                 ---------------
Airlines -- 0.7%
Alaska Air Group, Inc.* (a)                             4,059            117,955
ExpressJet Holdings, Inc.*                             19,563            175,480
World Air Holdings, Inc.* (a)                           1,697             17,988
                                                                 ---------------
                                                                         311,423
                                                                 ---------------
Auto Components -- 2.5%
BorgWarner, Inc.                                        8,604            485,782
Noble International Ltd.(a)                             1,213             29,306
TBC Corp.*                                                824             28,420
Tenneco Automotive, Inc.*                              34,005            595,427
Titan International, Inc.(a)                            2,359             32,389
                                                                 ---------------
                                                                       1,171,324
                                                                 ---------------
Automobiles -- 2.0%
Autoliv, Inc.                                          21,400            930,900
                                                                 ---------------
Banks -- 1.2%
Anchor BanCorp Wisconsin, Inc.(a)                       1,761             51,914
Center Financial Corp.(a)                                 461             10,834
City Holding Co.(a)                                     1,148             41,052
First Regional Bancorp.*                                  122              9,612
Independent Bank Corp.(a)                               1,423             41,317
IndyMac Bancorp, Inc.                                   4,300            170,194
Lakeland Financial Corp.(a)                               100              4,135
Provident Financial Holdings, Inc.                        402             11,276
R&G Financial Corp. - Class B(a)                       14,569            200,324
Republic Bancorp, Inc. - Class A                          374              7,824
Southwest Bancorp, Inc.                                   799             17,554
                                                                 ---------------
                                                                         566,036
                                                                 ---------------
Biotechnology -- 0.1%
ArQule, Inc.*                                           2,208             17,289
Charles River Laboratories International, Inc.*           158              6,892
Diversa Corp.* (a)                                      3,550             20,554
                                                                 ---------------
                                                                          44,735
                                                                 ---------------
Building Products -- 0.8%
Huttig Building Producs, Inc.* (a)                      1,808             16,362
Louisiana-Pacific Corp.                                10,300            285,207
Universal Forest Products, Inc.                         1,503             86,152
                                                                 ---------------
                                                                         387,721
                                                                 ---------------
Commercial Services & Supplies -- 4.0%
Administaff, Inc.(a)                                   13,147            522,462
CCC Information Services Group, Inc.*                     785             20,512
Consolidated Graphics, Inc.*                            2,373            102,158
Darling International, Inc.*                            4,064             14,346

MET INVESTORS SERIES TRUST
MET/PUTNAM CAPITAL OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS -- continued
SEPTEMBER 30, 2005 (Unaudited)
(Percentage of Net Assets)

Security
Description                                           Shares           Value
--------------------------------------------------------------------------------
Education Management Corp.*                             5,500            177,320
Labor Ready, Inc.*                                      9,675            248,164
NCO Group, Inc.*                                          993             20,515
Rent-A-Center, Inc.*                                   28,150            543,576
Spherion Corp.*                                         2,300             17,480
StarTek, Inc.(a)                                        1,900             25,080
Steelcase, Inc. - Class A                               6,930            100,208
TeleTech Holdings, Inc.* (a)                            7,483             74,980
                                                                 ---------------
                                                                       1,866,801
                                                                 ---------------
Communications Equipment -- 1.5%
Brocade Communications Systems, Inc.*                 143,833            586,839
Methode Electronics, Inc.                               3,744             43,131
NETGEAR, Inc.* (a)                                        556             13,377
Redback Networks, Inc.* (a)                             5,997             59,490
                                                                 ---------------
                                                                         702,837
                                                                 ---------------
Communications Equipment & Services -- 0.2%
Commonwealth Telephone Enterprises, Inc.(a)             2,006             75,626
                                                                 ---------------
Computers & Peripherals -- 2.1%
Catapult Communications Corp.*                          2,243             41,136
Emulex Corp.* (a)                                      40,589            820,304
MTS Sytem Corp.                                           700             26,439
Systemax, Inc.*                                         2,477             17,438
TTM Technologies, Inc.* (a)                             7,120             50,908
                                                                 ---------------
                                                                         956,225
                                                                 ---------------
Containers & Packaging -- 0.3%
Graphic Packaging Corp.* (a)                            2,629              7,361
Greif, Inc. - Class A                                   2,417            145,262
                                                                 ---------------
                                                                         152,623
                                                                 ---------------
Electric Services -- 0.5%
Alliant Energy Corp.                                      574             16,721
Black Hills Corp.                                       4,198            182,067
Puget Energy, Inc.                                        424              9,955
                                                                 ---------------
                                                                         208,743
                                                                 ---------------
Electric Utilities -- 2.6%
CMS Energy Corp.*                                      73,643          1,211,427
                                                                 ---------------
Electronic Equipment & Instruments -- 1.1%
Analogic Corp.                                          2,058            103,744
Checkpoint Systems, Inc.* (a)                           3,300             78,276
Encore Wire Corp.* (a)                                  4,004             65,105
FEI Co.* (a)                                              568             10,934
OmniVision Technologies, Inc.* (a)                      5,857             73,915
Sigmatel, Inc.* (a)                                     8,106            164,066
Stoneridge, Inc.*                                       2,270             18,659
                                                                 ---------------
                                                                         514,699
                                                                 ---------------

Energy Equipment & Services -- 0.1%
Energen Corp.                                             198              8,566
TransMontaigne, Inc.*                                   6,669             53,285
                                                                 ---------------
                                                                          61,851
                                                                 ---------------
Financial Services -- 6.1%
Accredited Home Lenders Holding Co.* (a)                7,640            268,622
Affiliated Managers Group, Inc.* (a)                   12,446            901,339
Asset Acceptance Capital Corp.*                         1,632             48,911
ASTA Funding, Inc.(a)                                   1,130             34,307
Calamos Asset Management, Inc. - Class A                1,604             39,587
CompuCredit Corp.* (a)                                  9,000            399,780
Delphi Financial Group, Inc.                            3,150            147,420
Doral Financial Corp.(a)                                7,115             92,993
Firstfed Financial Corp.* (a)                          12,206            656,805
Student Loan Corp.                                         13              3,080
Triad Guaranty, Inc.* (a)                                 788             30,905
Westcorp(a)                                             2,500            147,250
World Acceptance Corp.* (a)                             2,260             57,427
                                                                 ---------------
                                                                       2,828,426
                                                                 ---------------
Food Products -- 0.0%
Andersons, Inc. (The)(a)                                  241              7,056
                                                                 ---------------
Food Retailers -- 1.3%
Domino's Pizza, Inc.                                    8,386            195,562
Ingles Markets, Inc.(a)                                   884             13,967
Nash Finch Co.(a)                                       8,897            375,364
                                                                 ---------------
                                                                         584,893
                                                                 ---------------
Health Care Equipment & Supplies -- 2.3%
Alliance Imaging, Inc.* (a)                             2,163             18,494
American Medical Systems Holdings, Inc.*               16,000            322,400
Candela Corp.* (a)                                        964              9,466
Cantel Medical Corp.*                                     729             15,338
EPIX Pharmaceuticals, Inc.* (a)                         4,900             37,730
Medical Action Industries, Inc.*                          556              9,541
Mentor Corp.(a)                                         1,500             82,515
Respironics, Inc.*                                     13,644            575,504
                                                                 ---------------
                                                                       1,070,988
                                                                 ---------------
Health Care Providers & Services -- 3.6%
Alderwoods Group, Inc.*                                 5,933             97,182
American Dental Partners, Inc.*                           465             15,773
AMN Healthcare Services, Inc.* (a)                      4,680             72,400
Genesis HealthCare Corp.*                               5,005            201,802
Geo Group, Inc. (The)*                                  1,869             49,528
Manor Care, Inc.                                       27,400          1,052,434
OCA, Inc.* (a)                                          1,000              1,500
Odyssey Healthcare, Inc.* (a)                           2,826             47,957
Shopko Stores, Inc.* (a)                                4,900            125,048
                                                                 ---------------
                                                                       1,663,624
                                                                 ---------------
Hotels, Restaurants & Leisure -- 0.3%
Denny's Corp.* (a)                                     10,431             43,289
Dover Downs Gaming & Entertainment, Inc.(a)             1,000             13,600
Luby's, Inc.* (a)                                       3,033             39,611
MTR Gaming Group, Inc.*                                 3,396             27,202
                                                                 ---------------
                                                                         123,702
                                                                 ---------------
Household Durables -- 0.2%
Blout International, Inc.*                              1,824             32,176
Hooker Furniture Corp.(a)                                 200              3,324
Kimball International, Inc. - Class B(a)                1,603             19,380
Select Comfort Corp.* (a)                               1,136             22,697
                                                                 ---------------
                                                                          77,577
                                                                 ---------------
Household Products -- 0.2%
Blyth, Inc.                                             4,398             98,031
                                                                 ---------------
Insurance -- 8.7%
Affirmative Insurance Holdings, Inc.(a)                 1,121             16,322
American Equity Investment Life Holding Co.(a)         12,205            138,527
American Physicians Capital, Inc.* (a)                  1,307             64,213
Amerus Group Co.(a)                                    19,517          1,119,690
CNA Surety Corp.* (a)                                     700              9,954
Commerce Group, Inc. (The)                              3,147            182,589
Direct General Corp.(a)                                 1,657             32,693
FPIC Insurance Group, Inc.* (a)                           265              9,537
HCC Insurance Holdings, Inc.                           24,582            701,324
Infinity Property & Casualty Corp.                      2,342             82,181
IPC Holdings, Ltd.                                         98              3,200
Midland Co. (The)(a)                                      700             25,221
National Interstate Corp.                                 607             10,501
Presidential Life Corp.                                   200              3,600
Radian Group, Inc.                                     11,330            601,623
StanCorp Financial Group, Inc.                          2,100            176,820
United Fire & Casualty Co.(a)                           1,500             67,665
W.R. Berkley Corp.                                     16,629            656,513
Zenith National Insurance Corp.                         1,899            119,048
                                                                 ---------------
                                                                       4,021,221
                                                                 ---------------
Internet Software & Services -- 5.9%
Acxiom Corp.                                           19,506            365,152
Blair Corp.                                               219              8,079
EarthLink, Inc.* (a)                                  103,042          1,102,549
John H. Harland Co.(a)                                  6,712            298,013
Sabre Holdings Corp. - Class A                         32,700            663,156
SonicWALL, Inc.*                                        7,127             45,257
United Online, Inc.(a)                                 19,200            265,920
                                                                 ---------------
                                                                       2,748,126
                                                                 ---------------
IT Consulting & Services -- 0.1%
Agilysys, Inc.                                          1,368             23,037
Tyler Technologies, Inc.* (a)                           3,700             30,636
                                                                 ---------------
                                                                          53,673
                                                                 ---------------
Leisure Equipment & Products -- 1.1%
Arctic Cat, Inc.(a)                                     3,051             62,668
Hasbro, Inc.                                           18,797            369,361
JAKKS Pacific, Inc.* (a)                                1,876             30,447
Marine Products Corp.(a)                                  871              9,607
Maritrans, Inc.(a)                                      1,623             51,936
                                                                 ---------------
                                                                         524,019
                                                                 ---------------
Machinery -- 4.2%
Advanced Energy Industries, Inc.* (a)                   1,791             19,271
Albany International Corp. - Class A                   11,190            412,575
Applied Industrial Technologies, Inc.                   2,268             81,376
Cascade Corp.                                           1,941             94,527
Terex Corp.*                                           27,148          1,341,926
                                                                 ---------------
                                                                       1,949,675
                                                                 ---------------
Media -- 1.0%
Catalina Marketing Corp.(a)                            16,362            372,072
Hollinger International, Inc. - Class A(a)              7,817             76,607
                                                                 ---------------
                                                                         448,679
                                                                 ---------------
Metals & Mining -- 5.7%
A. M. Castle & Co.*                                     2,772             48,510
AK Steel Holding Corp.* (a)                            69,994            599,849
Brush Engineered Materials, Inc.* (a)                   4,265             67,728
Mueller Industries, Inc.                                1,300             36,101
NS Group, Inc.* (a)                                       294             11,539
Reliance Steel & Aluminum Co.(a)                       14,622            773,942
Shiloh Industries, Inc.* (a)                              756             10,123
Steel Dynamics, Inc.(a)                                32,355          1,098,776
                                                                 ---------------
                                                                       2,646,568
                                                                 ---------------
Oil & Gas -- 6.2%
Atwood Oceanics, Inc.* (a)                                574             48,337
Cabot Oil & Gas Corp.                                     523             26,417
Callon Petroleum Co.* (a)                               2,927             61,262
Georgia Gulf Corp.                                     22,041            530,747
Giant Industries,  Inc.* (a)                           12,400            725,896
Harvest Natural Resources, Inc.* (a)                    1,759             18,874
Parker Drilling Co.*                                   32,907            305,048
Petroleum Development Corp.*                            2,314             88,719
Vintage Petroleum, Inc.                                18,672            852,563
WGL Holdings, Inc.(a)                                   6,677            214,532
                                                                 ---------------
                                                                       2,872,395
                                                                 ---------------
Personal Products -- 0.5%
Nu Skin Enterprises, Inc. - Class A(a)                 11,092            211,303
                                                                 ---------------
Pharmaceuticals -- 2.1%
Albany Molecular Research, Inc.* (a)                    5,585             68,025
Connetics Corp.* (a)                                    2,500             42,275
Enzon Pharmaceuticals, Inc.* (a)                        3,899             25,850
King Pharmaceuticals, Inc.*                            11,688            179,762
Regeneron Pharmaceuticals, Inc.* (a)                    8,863             84,110
Savient Pharmaceuticals, Inc.*                         12,000             45,240
Telik, Inc.* (a)                                        4,100             67,076
Watson Pharmaceuticals, Inc.*                          13,028            476,955
                                                                 ---------------
                                                                         989,293
                                                                 ---------------
Real Estate -- 8.3%
Boykin Lodging Co. (REIT)                               3,018             37,483
Capital Automotive Reit (REIT)                         14,827            573,953
CBL & Associates Properties, Inc. (REIT)               11,679            478,722
Cedar Shopping Centers, Inc.(a) (REIT)                  1,100             15,917
Equity Inns, Inc. (REIT)                               19,045            257,107
Hospitality Properties Trust (REIT)                     3,210            137,581
Innkeepers USA Trust (REIT)                             2,400             37,080
LTC Properties, Inc. (REIT)                             3,914             82,977
Mills Corp. (REIT)                                      6,200            341,496
National Health Investors, Inc.(a) (REIT)              13,798            380,963
Nationwide Health Properties, Inc.(a) (REIT)            8,930            208,069
New Century Financial Corp.(a) (REIT)                   3,896            141,308
Newcastle Investment Corp.(a) (REIT)                    3,853            107,499
Novastar Financial, Inc.(a) (REIT)                      2,004             66,112
OMEGA Healthcare Investors, Inc. (REIT)                 8,416            117,151
RAIT Investment Trust(a) (REIT)                        10,233            291,640
Redwood Trust, Inc.(a) (REIT)                          11,739            570,633
                                                                 ---------------
                                                                       3,845,691
                                                                 ---------------
Retail - Specialty -- 8.3%
Borders Group, Inc.                                    10,105            224,028
Buckle, Inc. (The)                                      2,140             72,696
Cato Corp. (The) - Class A                              6,400            127,552
CSK Auto Corp.* (a)                                     2,796             41,604
CSS Industries, Inc.(a)                                   747             24,292
Payless ShoeSource, Inc.*                              14,605            254,127
Stride Rite Corp. (The)                                 2,101             26,935
SUPERVALU, Inc.                                        30,323            943,652
Timberland Co. (The) - Class A*                        26,597            898,447
Too, Inc.*                                             21,851            599,373
Trans World Entertainment Corp.* (a)                    3,641             28,727
Yankee Candle Co., Inc.                                24,764            606,718
                                                                 ---------------
                                                                       3,848,151
                                                                 ---------------
Road & Rail -- 0.3%
Arkansas Best Corp.                                     2,932            102,239
RailAmerica, Inc.*                                      1,915             22,788
                                                                 ---------------
                                                                         125,027
                                                                 ---------------
Semiconductor Equipment & Products -- 0.4%
ADE Corp.* (a)                                          1,932             43,431
IXYS Corp.* (a)                                         4,705             49,685
TriQuint Semiconductor, Inc.* (a)                      23,100             81,312
                                                                 ---------------
                                                                         174,428
                                                                 ---------------
Software -- 9.0%
Ansoft Corp.*                                           1,002             29,158
Atari, Inc.* (a)                                        9,200             13,248
Blackboard, Inc.* (a)                                   2,335             58,398
BMC Software, Inc.*                                    68,947          1,454,782
Cerner Corp.* (a)                                       9,146            795,062
Citrix Systems, Inc.*                                  41,896          1,053,266
EPIQ Systems, Inc.* (a)                                 2,895             63,169
Hyperion Solutions Corp.*                               9,796            476,575
Magma Design Automation, Inc.* (a)                        992              8,055
ManTech International Corp. - Class A*                  1,075             28,391
SPSS, Inc.*                                             2,068             49,632
Transaction Systems Architects, Inc. - Class A*         5,600            155,960
                                                                 ---------------
                                                                       4,185,696
                                                                 ---------------
Telecommunication Services - Diversified -- 1.1%
Intrado, Inc.* (a)                                      2,887             52,053
Premiere Global Services, Inc.* (a)                    46,251            378,333
TALK America Holdings, Inc.* (a)                        5,546             52,299
                                                                 ---------------
                                                                         482,685
                                                                 ---------------
Textiles, Apparel & Luxury Goods -- 1.8%
Tommy Hilfiger Corp.*                                  14,298            248,070
UniFirst Corp.                                            600             21,042
Wolverine World Wide, Inc.                             27,250            573,613
                                                                 ---------------
                                                                         842,725
                                                                 ---------------
Transportation -- 0.2%
Hub Group, Inc. - Class A*                              1,985             72,869
                                                                 ---------------
Total Common Stocks (Cost $ 40,543,269)                               45,752,294
                                                                 ---------------
Mutual Funds -- 0.7%
iShares Russell 2000 Index Fund(a)                      4,178            277,378
SPDR Trust Series Fund(a)                                 559             68,779
                                                                 ---------------
Total Mutual Funds (Cost $ 340,917)                                      346,157
                                                                 ---------------

Security                                              Par
Description                                          Amount            Value
-------------------------------------------------------------------------------
Short-Term Investments -- 26.0%
State Street Bank & Trust Co.,
Repurchase Agreement, dated
  9/30/05 at 1.20% to be repurchased
  at $165,017 on 10/3/05
  collateralized by $175,000 FNMA
  5.500% due 7/14/28 with a value
  of $169,313                                     $   165,000           165,000
State Street Navigator Securities Lending
Prime Portfolio(b)                                 11,871,007        11,871,007
                                                                 --------------
Total Short-Term Investments (Cost $ 12,036,007)                     12,036,007
                                                                 --------------
TOTAL INVESTMENTS -- 125.5%
(Cost $ 52,920,193)                                                  58,134,458
Other Assets and Liabilities (net) -- (25.5%)                       (11,810,885)
                                                                 --------------
TOTAL NET ASSETS -- 100.0%                                       $   46,323,573
                                                                 ==============

Portfolio Footnotes:

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $7,647,378 and $2,433,112 respectively, resulting in a net unrealized appreciation of $5,214,266.

*      Non-income producing security.

(a)    All or a portion of security out on loan.

(b) Represents investment of collateral received from securities lending transactions.

REIT - Real Estate Investment Trust

FNMA - Federal National Mortgage Association

MET INVESTORS SERIES TRUST
RCM GLOBAL TECHNOLOGY PORTFOLIO (FORMERLY PIMCO PEA
INNOVATION PORTFOLIO)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (Unaudited)
(Percentage of Net Assets)

Security
Description                                          Shares        Value
------------------------------------------------------------------------------
Common Stocks -- 88.6%
Biotechnology -- 0.3%
Affymetrix, Inc.*(a)                                 12,210   $        564,468
                                                              ----------------
Communications Equipment -- 6.9%
Comverse Technology, Inc.*                           41,870          1,099,925
Corning, Inc.*                                      190,000          3,672,700
F5 Networks, Inc.*(a)                                50,800          2,208,276
Juniper Networks, Inc.*                                 930             22,125
Motorola, Inc.                                      380,970          8,415,627
                                                              ----------------
                                                                    15,418,653
                                                              ----------------
Computers & Peripherals -- 18.2%
Apple Computer, Inc.*                               163,000          8,738,430
Hewlett-Packard Co.                                 328,000          9,577,600
NCR Corp.*                                           67,600          2,157,116
Network Appliance, Inc.*                            174,000          4,130,760
Pixar*                                               66,360          2,953,684
SanDisk Corp.*(a)                                   268,900         12,974,425
                                                              ----------------
                                                                    40,532,015
                                                              ----------------
Electronic Equipment & Instruments -- 6.0%
Broadcom Corp. - Class A*                           175,060          8,212,064
Samsung Electronics Co., Ltd.*(GDR)                   3,670          1,044,115
Samsung SDI Co., Ltd.*(GDR)(b)                      153,000          3,984,763
                                                              ----------------
                                                                    13,240,942
                                                              ----------------
Health Care Providers & Services -- 4.3%
Cerner Corp.*(a)                                     63,760          5,542,657
Wellpoint, Inc.*                                     52,610          3,988,890
                                                              ----------------
                                                                     9,531,547
                                                              ----------------
Industrial - Diversified -- 0.0%
United Technologies Corp.                               410             21,255
                                                              ----------------
Internet Software & Services -- 12.1%
Activision, Inc.*                                   106,550          2,178,947
Amazon.com, Inc.*                                       470             21,291
CheckFree Corp.*                                     28,190          1,066,146
Ctrip.com International, Ltd. (ADR)(a)               53,210          3,409,697
Google, Inc. - Class A*                              22,900          7,246,934
Netease.com, Inc. (ADR)*(a)                          39,400          3,546,394
Shanda Interactive Entertainment, Ltd.*(a)              680             18,394
Tencent Holdings, Ltd.                            2,520,000          3,078,491
Trend Micro, Inc.                                       500             15,955
VeriSign, Inc.*                                     247,700          5,293,349
Yahoo!, Inc.*                                        31,750          1,074,420
                                                              ----------------
                                                                    26,950,018
                                                              ----------------
IT Consulting & Services -- 1.2%
Cognizant Technology Solutions Corp.
- Class A*                                           44,010          2,050,426
Telvent GIT, S.A.*(a)                                65,220            716,768
                                                              ----------------
                                                                     2,767,194
                                                              ----------------

MET INVESTORS SERIES TRUST
RCM GLOBAL TECHNOLOGY PORTFOLIO (FORMERLY PIMCO PEA INNOVATION PORTFOLIO)

PORTFOLIO OF INVESTMENTS -- continued
SEPTEMBER 30, 2005 (Unaudited)
(Percentage of Net Assets)

Security
Description                                         Shares         Value
------------------------------------------------------------------------------
Media -- 0.7%
Usen Corp.                                           48,560          1,262,990
XM Satelite Radio Holdings, Inc. -
Class A*(a)                                           6,390            229,465
                                                              ----------------
                                                                     1,492,455
                                                              ----------------
Oil & Gas -- 7.3%
Baker Hughes, Inc.                                   23,480          1,401,286
Cooper Cameron Corp.*                                14,790          1,093,425
Diamond Offshore Drilling, Inc.(a)                   16,990          1,040,637
ENSCO International, Inc.(b)                         40,780          1,899,940
GlobalSantaFe Corp.                                  18,390            838,952
Grant Prideco, Inc.*                                 26,210          1,065,436
Halliburton Co.                                      53,240          3,648,005
Nabors Industries, Ltd.*                             10,060            722,610
National-Oilwell, Inc.*                               7,740            509,292
Patterson-UTI Energy, Inc.*                          25,020            902,722
Schlumberger, Ltd.                                   14,000          1,181,320
Smith International, Inc.                            10,250            341,428
Valero Energy Corp.                                   9,600          1,085,376
Weatherford International, Ltd.*                      8,500            583,610
                                                              ----------------
                                                                    16,314,039
                                                              ----------------
Semiconductor Equipment & Products -- 11.9%
Advanced Micro Devices, Inc.*(a)                    252,000          6,350,400
Chartered Semiconductor Manufacturing Ltd.*       5,915,000          4,037,801
Cypress Semiconductor Corp.*(a)                     115,030          1,731,201
Freescale Semiconductor, Inc. - Class A*             31,230            731,094
Freescale Semiconductor, Inc. - Class B*             18,670            440,239
Intel Corp.                                           1,530             37,714
Marvell Technology Group, Ltd.*                     107,670          4,964,664
National Semiconductor Corp.                        250,000          6,575,000
Texas Instruments, Inc.                              45,590          1,545,501
                                                              ----------------
                                                                    26,413,614
                                                              ----------------
Software -- 16.2%
Autodesk, Inc.                                      239,300         11,113,092
Cognos, Inc.*(a)                                     28,720          1,118,070
EMC Corp.*                                              480              6,211
Intuit, Inc.*                                        30,830          1,381,492
McAfee, Inc.*                                        32,500          1,021,150
Mercury Interactive Corp.*                              540             21,384
Microsoft Corp.                                      77,900          2,004,367
Nintendo Co., Ltd.                                      900            105,613
Oracle Corp.*                                         1,600             19,824
Red Hat, Inc.*(a)                                   724,000         15,341,560
Salesforce.com, Inc.*                                14,400            332,217
Symantec Corp.*                                         990             22,433
TIBCO Software, Inc.*                               432,000          3,611,520
                                                              ----------------
                                                                    36,098,933
                                                              ----------------
Telecommunication Services -
Diversified -- 3.5%
ADC Telecommunications, Inc.*(a)                     95,600          2,185,416
Amdocs, Ltd.*                                        67,830          1,880,926
Nextel Partners, Inc. - Class A*(a)                  77,260          1,939,226
Telefonaktiebolaget LM Ericsson
(ADR) - Class A(a)                                   45,210          1,665,536
                                                              ----------------
                                                                     7,671,104
                                                              ----------------
Total Common Stocks (Cost $ 168,837,335)                           197,016,237
                                                              ----------------
Equity Option -- 1.2%
Hewlett Packard Calls, Expire 01/20/07              386,000          2,470,400
Microsoft Corp. Calls, Expire 01/27/07               12,000             21,600
NCR Corp. Puts, Expire 11/19/05                      26,800             18,760
NCR Corp. Puts, Expire 11/19/05                      26,800             83,080
                                                              ----------------
Total Equity Option (Cost $ 2,066,351)                               2,593,840
                                                              ----------------

Security                                            Par            Value
Description                                        Amount
------------------------------------------------------------------------------
Short-Term Investments -- 28.4%
State Street Bank & Trust Co.,
Repurchase Agreement, dated 09/30/05 at 2.45%
to be repurchased at $27,937,703 on 10/03/05
collateralized by $28,305,000 FHLMC 4.50%
due 11/15/11 with a value of $28,490,752.        27,932,000         27,932,000
State Street Navigator Securities Lending
Prime Portfolio(c)                               35,335,480         35,335,480
                                                              ----------------
Total Short-Term Investments (Cost $ 63,267,480)                    63,267,480
TOTAL INVESTMENTS --  118.2%                                  ----------------

(Cost $ 234,171,166)                                               262,877,557
Other Assets and Liabilities (net) -- (18.2%)                      (40,542,275)
                                                              ----------------
TOTAL NET ASSETS -- 100.0%                                     $   222,335,282
                                                              ================

Portfolio Footnotes:

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $31,503,157 and $2,796,766 respectively, resulting in a net unrealized appreciation of $28,706,391.

*      Non-income producing security.

(a)    All or a portion of security out on loan.

(b) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(c) Represents investment of collateral received from securities lending transactions.

ADR -  American Depository Receipt.

FHLMC- Federal Home Loan Mortgage Corp.

GDR -  Global Depositary Receipt.

Securities Sold Short                          Shares              Proceeds                Value
------------------------------------------------------------------------------------------------------
Dell, Inc. *                                         67,840        $ 2,480,653            $  2,320,128
NASDAQ 100 Trust                                     82,800          3,206,854               3,267,288
Scientific-Atlantic, Inc.                            28,300          1,023,135               1,061,533
Semiconductor Holdings Trust                        118,200          4,295,124               4,366,308
Western Digital Corp. *                             186,540          2,489,231               2,411,962
                                         -------------------------------------------------------------
                                                    483,680        $ 13,494,997           $ 13,427,219
                                         =============================================================

                                                          Strike     Number of
Call  Options                             Expiration       Price     Contracts                Value
----------------------------------------------------------------------------------------------------
Google, Inc. - Class A                    12/17/2005      $ 320.00     (11,800)          $ (205,320)
Marvell Technology Group Ltd.             11/19/2005         45.00     (94,600)            (293,260)
NCR Corp.                                 11/19/2005         35.00     (26,800)             (10,720)
NCR Corp.                                 11/19/2005         30.00     (26,800)             (72,360)
                                                                                   ----------------
(Written Option Premium $695,233)                                                        $ (581,660)
                                                                                   ================

MET INVESTORS SERIES TRUST
THIRD AVENUE SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (Unaudited)
(Percentage of Net Assets)

Security
Description                                          Shares         Value
-------------------------------------------------------------------------------
Common Stocks -- 82.2%
Aerospace & Defense -- 0.2%
Herley Industries, Inc.* (a)                           68,445  $      1,275,130
                                                               ----------------
Auto Components -- 4.4%
American Axle & Manufacturing Holdings,
Inc.(a)                                               441,000        10,178,280
Bandag, Inc.(a)                                       159,000         6,814,740
Superior Industries International, Inc.(a)            930,600        20,026,512
                                                               ----------------
                                                                     37,019,532
                                                               ----------------
Banks -- 2.1%
Brookline Bancorp, Inc.(a)                            504,500         7,981,190
NewAlliance Bancshares, Inc.(a)                       661,812         9,688,928
                                                               ----------------
                                                                     17,670,118
                                                               ----------------
Chemicals -- 1.7%
Agrium, Inc.                                          661,600        14,535,352
                                                               ----------------
Communications Equipment -- 5.4%
CommScope, Inc.* (a)                                  708,200        12,280,188
Comverse Technology, Inc.*                            273,400         7,182,218
Scientific-Atlanta, Inc.                               37,500         1,406,625
Sycamore Networks, Inc.* (a)                        4,363,067        16,448,763
Tellabs, Inc.*                                        756,901         7,962,598
                                                               ----------------
                                                                     45,280,392
                                                               ----------------

Computers & Peripherals -- 1.1%
Electronics for Imaging, Inc.* (a)                    396,098         9,086,488
                                                               ----------------
Distribution/Wholesale -- 0.6%
Handleman Co.(a)                                      378,700         4,782,981
                                                               ----------------
Electrical Equipment -- 3.9%
American Power Conversion Corp.                       198,500         5,141,150
Coherent, Inc.*                                       259,328         7,593,124
Credence Systems Corp.* (a)                           628,800         5,017,824
Electro Scientific Industries, Inc.* (a)              658,754        14,729,739
                                                               ----------------
                                                                     32,481,837
                                                               ----------------
Electronics -- 3.8%
Advanced Power Technology, Inc.* (a)                  159,410         1,378,897
AVX Corp.(a)                                          663,000         8,446,620
Bel Fuse, Inc. - Class A(a)                           111,088         3,277,096
Bel Fuse, Inc. - Class B(a)                            59,277         2,159,461
Park Electrochemical Corp.(a)                         383,700        10,225,605
Synopsys, Inc.*                                       332,436         6,283,040
                                                               ----------------
                                                                     31,770,719
                                                               ----------------
Financial Services -- 3.6%
Ichiyoshi Securities Co., Ltd.                        481,700         5,457,902
Instinet Group, Inc.                                2,416,977        12,012,376
Leucadia National Corp.(a)                            194,550         8,385,105
Westwood Holdings Group, Inc.(a)                      246,775         4,515,982
                                                               ----------------
                                                                     30,371,365
                                                               ----------------

MET INVESTORS SERIES TRUST
THIRD AVENUE SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS - - continued
SEPTEMBER 30, 2005 (Unaudited)
(Percentage of Net Assets)

Security
Description                                           Shares           Value
--------------------------------------------------------------------------------

Food Products -- 0.9%
Del Monte Pacific, Ltd.                             6,876,000         2,252,383
Industrias Bachoco, S.A. (ADR)(a)                     259,600         5,630,724
                                                               ----------------
                                                                      7,883,107
                                                               ----------------
Health Care Providers & Services -- 0.8%
Cross Country Healthcare, Inc.* (a)                   346,000         6,421,760
                                                               ----------------
Household Durables -- 3.4%
Cavco Industries, Inc.*                               302,326        10,968,387
Coachmen Industries, Inc.(a)                          497,400         5,715,126
Haverty Furniture Cos, Inc.(a)                        262,740         3,213,310
Skyline Corp.                                         207,600         8,436,864
                                                               ----------------
                                                                     28,333,687
                                                               ----------------
Industrial - Diversified -- 1.3%
Trinity Industries, Inc.(a)                           259,500        10,507,155
                                                               ----------------
Insurance -- 5.7%
Arch Capital Group Ltd.* (a)                          180,974         8,974,501
Brit Insurance Holdings PLC                         3,642,800         5,448,933
E-L Financial Corp.                                    24,255         8,876,542
FBL Financial Group, Inc. - Class A(a)                277,500         8,311,125
Montpelier Re Holdings Ltd.(a)                        144,700         3,595,795
National Western Life Insurance Co.*                   22,959         4,850,089
Phoenix Cos., Inc. (The)(a)                           639,300         7,799,460
                                                               ----------------
                                                                     47,856,445
                                                               ----------------
IT Consulting & Services -- 0.5%
Ingram Micro, Inc. - Class A*                         236,450         4,383,783
                                                               ----------------
Leisure Equipment & Products -- 2.8%
JAKKS Pacific, Inc.* (a)                              461,436         7,489,106
Leapfrog Enterprises, Inc.* (a)                       826,200        12,202,974
Russ Berrie & Co., Inc.(a)                            262,290         3,703,535
                                                               ----------------
                                                                     23,395,615
                                                               ----------------
Machinery -- 1.6%
Alamo Group, Inc.(a)                                  399,900         7,926,018
Lindsay Manufacturing Co.(a)                          242,100         5,328,621
                                                               ----------------
                                                                     13,254,639
                                                               ----------------
Metals & Mining -- 2.9%
Fording Canadian Coal Trust(a)                        469,500        19,986,615
RTI International Metals, Inc.*                       111,200         4,375,720
                                                               ----------------
                                                                     24,362,335
                                                               ----------------
Oil & Gas -- 16.1%
Comstock Resources, Inc.*                             411,100        13,488,191
Maverick Tube Corp.* (a)                              518,200        15,546,000
Pogo Producing Co.                                    417,500        24,607,450
Smedvig ASA - Series A                                674,600        16,489,527
St. Mary Land & Exploration Co.(a)                    710,000        25,986,000
Tidewater, Inc.(a)                                    328,800        16,002,696
Whiting Petroleum Corp.* (a)                          371,673        16,294,144
Willbros Group, Inc.* (a)                             377,100         5,977,035
                                                               ----------------
                                                                    134,391,043
                                                               ----------------
Paper & Forest Products -- 1.2%
TimberWest Forest Corp.                               772,200        10,050,340
                                                               ----------------
Pharmaceuticals -- 1.3%
PAREXEL International Corp.* (a)                      281,481         5,654,954
Pharmaceutical Product Development, Inc.*              86,175         4,955,924
                                                               ----------------
                                                                     10,610,878
                                                               ----------------
Real Estate -- 9.7%
Avatar Holdings, Inc.* (a)                             90,500         5,361,220
Brascan Corp. - Class A                               245,000        11,417,000
Forest City Enterprises, Inc. - Class A               403,000        15,354,300
Jones Lang Lasalle, Inc.(a)                           179,300         8,258,558
Origen Financial, Inc. (REIT)                         708,900         5,366,373
PS Business Parks, Inc. (REIT)                         61,200         2,802,960
St. Joe Co. (The)                                     216,300        13,507,935
Trammell Crow Co.* (a)                                756,500        18,670,420
                                                               ----------------
                                                                     80,738,766
                                                               ----------------
Retail - Specialty -- 2.2%
Buckle, Inc. (The )(a)                                124,800         4,239,456
Dress Barn, Inc. (The)* (a)                           341,400         7,770,264
Sears Holdings Corp.*                                  47,400         5,897,508
                                                               ----------------
                                                                     17,907,228
                                                               ----------------
Semiconductor Equipment & Products -- 0.2%
GSI Group, Inc.* (a)                                  142,200         1,485,990
                                                               ----------------
Software -- 2.0%
Borland Software Corp.* (a)                           869,600         5,061,072
Geac Computer Corp., Ltd.*(a)                         807,050         7,521,706
Sybase, Inc.* (a)                                     176,600         4,135,972
                                                               ----------------
                                                                     16,718,750
                                                               ----------------
Textiles, Apparel & Luxury Goods -- 0.9%
K-Swiss, Inc. - Class A(a)                            266,759         7,888,064
                                                               ----------------
Transportation -- 1.9%
Alexander & Baldwin, Inc.                             297,031        15,813,930
                                                               ----------------
Total Common Stocks (Cost $ 484,177,994)                            686,277,429
                                                               ----------------

Security                                            Par
Description                                        Amount             Value
-------------------------------------------------------------------------------
Short-Term Investments -- 40.3%
State Street Bank & Trust Co.,
Repurchase Agreement, dated 09/30/05
at 2.45% to be repurchased at
$149,348,486 on 10/03/05 collateralized
by $149,320,000 FHLB at 5.375%
due 02/15/07 with a value of
$ 152,306,400                                   $ 149,318,000       149,318,000
State Street Navigator Securities
Lending Prime Portfolio(b)                        186,921,208       186,921,208
                                                               ----------------
Total Short-Term Investments
(Cost $ 336,239,208)                                                336,239,208
                                                               ----------------

TOTAL INVESTMENTS --  122.5%
(Cost $ 820,417,202)                                              1,022,516,637

Other Assets and Liabilities
(net) -- (22.5%)                                                   (187,590,760)
                                                               ----------------
TOTAL NET ASSETS -- 100.0%                                     $    834,925,877
                                                               ================

Portfolio Footnotes:

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $212,881,692 and $10,782,247 respectively, resulting in a net unrealized appreciation of $202,099,445.

*      Non-income producing security.

(a)    All or a portion of security out on loan.

(b) Represents investment of collateral received from securities lending transactions.

ADR  - American Depositary Receipt

REIT - Real Estate Investment Trust

FHLB - Federal Home Loan Bank

MET INVESTORS SERIES TRUST
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (Unaudited)
(Percentage of Net Assets)

Security
Description                                           Shares        Value
------------------------------------------------------------------------------
Common Stocks -- 94.9%
Aerospace & Defense -- 3.0%
Alliant Techsystems, Inc.*                             85,000   $    6,345,250
Goodrich Corp.                                        106,000        4,700,040
Rockwell Collins, Inc.                                166,000        8,021,120
                                                                --------------
                                                                    19,066,410
                                                                --------------
Air Freight & Logistics -- 0.2%
Expeditors International of Washington, Inc.           26,000        1,476,280
                                                                --------------
Airlines -- 1.5%
JetBlue Airways Corp.*(a)                             186,000        3,273,600
Southwest Airlines Co.                                426,000        6,326,100
                                                                --------------
                                                                     9,599,700
                                                                --------------
Automotive -- 1.9%
CarMax, Inc.*(a)                                       92,000        2,876,840
Oshkosh Truck Corp.                                   127,000        5,481,320
TRW Automotive Holdings Corp*                         138,000        4,048,920
                                                                --------------
                                                                    12,407,080
                                                                --------------
Beverages -- 0.5%
Cott Corp.*(a)                                        169,000        2,991,300
                                                                --------------
Biotechnology -- 0.9%
Celgene Corp.*(a)                                      54,000        2,933,280
Protein Design Labs, Inc.*(a)                          92,000        2,576,000
                                                                --------------
                                                                     5,509,280
                                                                --------------
Chemicals -- 0.7%
Nalco Holding Co.*                                    254,000        4,284,980
                                                                --------------
Commercial Services & Supplies -- 7.7%
Apollo Group, Inc. - Class A*                          85,000        5,643,150
Certegy, Inc.                                         162,000        6,483,240
ChoicePoint, Inc.*                                    152,000        6,561,840
Cogent Inc.*(a)                                        81,000        1,923,750
Education Management Corp.*                           106,000        3,417,440
Global Payments, Inc.                                  55,000        4,274,600
Iron Mountain, Inc.*                                  168,000        6,165,600
Manpower, Inc.                                        132,000        5,859,480
MoneyGram International, Inc.                         182,000        3,951,220
Robert Half International, Inc.                        93,000        3,309,870
Viad Corp.                                             55,000        1,504,250
                                                                --------------
                                                                    49,094,440
                                                                --------------
Communications Equipment & Services -- 1.0%
American Tower Corp. - Class A*                       169,000        4,216,550
Comverse Technology, Inc.*                             92,000        2,416,840
                                                                --------------
                                                                     6,633,390
                                                                --------------
Computer Software & Processing -- 0.4%
Jack Henry & Associates, Inc.                         124,000        2,405,600
                                                                --------------
Education -- 0.2%
Laureate Education, Inc.*                              20,000          979,400
                                                                --------------

MET INVESTORS SERIES TRUST
T. Rowe Price Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS - - continued
SEPTEMBER 30, 2005 (Unaudited)
(Percentage of Net Assets)

Security
Description                                           Shares          Value
--------------------------------------------------------------------------------

Electronic Equipment & Instruments -- 6.5%
Danaher Corp.                                          73,000        3,929,590
Diebold, Inc.                                          38,000        1,309,480
Dolby Laboratories, Inc.*                             102,000        1,632,000
Flextronics International, Ltd.*                      400,000        5,140,000
FLIR Systems, Inc.*                                   127,000        3,756,660
FMC Technologies, Inc.*                               118,000        4,968,980
Gentex Corp.(a)                                       292,000        5,080,800
Harman International Industries, Inc.                  48,000        4,908,960
Jabil Circuit, Inc.*                                  176,000        5,441,920
Xilinx, Inc.                                          192,000        5,347,200
                                                                --------------
                                                                    41,515,590
                                                                --------------
Financials - Diversified -- 6.2%
Ameritrade Holding Corp.*(a)                          358,000        7,689,840
CapitalSource, Inc.*(a)                               151,000        3,291,800
E*TRADE Financial Corp.*                              250,000        4,400,000
Eaton Vance Corp.(a)                                  170,000        4,219,400
Federated Investors, Inc. - Class B                    65,000        2,159,950
Investors Financial Services Corp.(a)                  23,000          756,700
Legg Mason, Inc.(a)                                    53,000        5,813,570
Nuveen Investments - Class A(a)                        86,000        3,387,540
Refco, Inc.*                                          118,000        3,335,860
SVB Financial Group*(a)                                29,000        1,410,560
Waddell & Reed Financial, Inc.  - Class A             167,600        3,244,736
                                                                --------------
                                                                    39,709,956
                                                                --------------
Food & Drug Retailing -- 1.7%
Omnicare, Inc.                                        102,800        5,780,444
Shoppers Drug Mart Corp.                               28,000          991,257
Shoppers Drug Mart Corp.*(144A)(c)                     39,000        1,380,680
Whole Foods Market, Inc.                               21,000        2,823,450
                                                                --------------
                                                                    10,975,831
                                                                --------------
Health Care Equipment & Supplies -- 2.6%
Edwards Lifesciences Corp.*                            85,000        3,774,850
Gen-Probe, Inc.*                                       52,000        2,571,400
INAMED Corp.*(a)                                       22,000        1,664,960
Kinetic Concepts, Inc.*                                66,000        3,748,800
Varian Medical Systems, Inc.*                          39,000        1,540,890
Waters Corp.*                                          74,000        3,078,400
                                                                --------------
                                                                    16,379,300
                                                                --------------
Health Care Providers & Services -- 4.5%
Community Health Systems, Inc.*                       101,000        3,919,810
Coventry Health Care, Inc.*                            44,000        3,784,880
DaVita, Inc.*                                          42,000        1,934,940
Health Management Associates, Inc. -
Class A                                               138,000        3,238,860
Laboratory Corporation of America
Holdings*                                             114,000        5,552,940
Manor Care, Inc.                                      170,000        6,529,700
Triad Hospitals, Inc.*                                 86,000        3,893,220
                                                                --------------
                                                                    28,854,350
                                                                --------------
Hotels, Restaurants & Leisure -- 2.5%
Cheesecake Factory, Inc. (The)*(a)                    119,000        3,717,560
Fairmont Hotels & Resorts, Inc.                       197,000        6,583,740
P.F. Chang's China Bistro, Inc.*(a)                    46,000        2,062,180
Wynn Resorts, Ltd.*(a)                                 74,000        3,341,100
                                                                --------------
                                                                    15,704,580
                                                                --------------
Industrial Conglomerates -- 3.8%
American Standard Cos., Inc.                          101,000        4,701,550
ITT Industries, Inc.                                   43,000        4,884,800
Roper Industries, Inc.                                228,000        8,958,120
Teleflex, Inc.(a)                                      76,000        5,358,000
                                                                --------------
                                                                    23,902,470
                                                                --------------
Insurance -- 2.9%
Assurant, Inc.                                        169,000        6,432,140
Axis Capital Holdings, Ltd.(a)                        143,000        4,076,930
Principal Financial Group, Inc.                        86,000        4,073,820
Willis Group Holdings, Ltd.(a)                         97,000        3,642,350
                                                                --------------
                                                                    18,225,240
                                                                --------------
Internet Software & Services -- 4.0%
Amazon.com, Inc.*                                      96,000        4,348,800
CheckFree Corp.*                                      100,000        3,782,000
CNET Networks, Inc.*(a)                               273,000        3,704,610
Getty Images, Inc.*(a)                                 23,000        1,978,920
Juniper Networks, Inc.*                               113,000        2,688,270
Macromedia, Inc.*                                      34,000        1,382,780
McAfee, Inc.*                                         124,000        3,896,080
Monster Worldwide, Inc.*                              127,000        3,900,170
                                                                --------------
                                                                    25,681,630
                                                                --------------
IT Consulting & Services -- 1.7%
CACI International, Inc. - Class A*(a)                 67,000        4,060,200
DST Systems, Inc.*                                    122,000        6,689,260
                                                                --------------
                                                                    10,749,460
                                                                --------------
Leisure Equipment & Products -- 0.8%
Brunswick Corp.                                       136,000        5,131,280
                                                                --------------
Manufacturing -- 0.9%
AMETEK, Inc.                                           55,400        2,380,538
Pentair, Inc.                                          89,000        3,248,500
                                                                --------------
                                                                     5,629,038
                                                                --------------
Media -- 4.7%
Catalina Marketing Corp.(a)                           104,500        2,376,330
Citadel Broadcasting Corp.*(a)                        339,000        4,654,470
Cox Radio, Inc. - Class A*(a)                          86,000        1,307,200
Discovery Holding Co.*                                 68,000          981,920
Dreamworks Animation SKG, Inc.*(a)                     85,000        2,351,100
Lamar Advertising Co. - Class A*                       85,000        3,855,600
Rogers Communications, Inc.  - Class B                192,000        7,574,400
Scholastic Corp.*                                      15,400          569,184
Univision Communications, Inc. - Class A*             147,000        3,899,910
XM Satellite Radio Holdings, Inc. -
Class A*(a)                                            62,000        2,226,420
                                                                --------------
                                                                    29,796,534
                                                                --------------
Metals & Mining -- 0.6%
Newmont Mining Corp.                                   85,000        4,009,450
                                                                --------------
Oil & Gas -- 7.3%
BJ Services Co.                                       276,000        9,933,240
EOG Resources, Inc.                                   125,000        9,362,500
Murphy Oil Corp.                                      144,000        7,181,280
Smith International, Inc.                             202,000        6,728,620
Western Gas Resources, Inc.(a)                        102,000        5,225,460
XTO Energy, Inc.                                      183,000        8,293,560
                                                                --------------
                                                                    46,724,660
                                                                --------------
Pharmaceuticals -- 8.2%
Abgenix, Inc.*(a)                                      94,000        1,191,920
Alkermes, Inc.*(a)                                    163,000        2,738,400
Amylin Pharmaceuticals, Inc.*(a)                       83,000        2,887,570
Andrx Corp.*(a)                                        86,000        1,326,980
Barr Laboratories, Inc.*                              111,000        6,096,120
Cephalon, Inc.*(a)                                    105,000        4,874,100
Elan Corp. Plc (ADR)*(a)                              279,000        2,471,940
Gilead Sciences, Inc.*                                134,000        6,533,840
Human Genome Sciences, Inc.*(a)                        94,000        1,277,460
Medimmune, Inc.*                                      290,000        9,758,500
Neurocrine Biosciences, Inc.*(a)                       58,000        2,853,020
OSI Pharmaceuticals, Inc.*(a)                          47,000        1,374,280
Sepracor, Inc.*                                        57,000        3,362,430
Taro Pharmaceutical Industries, Ltd. -
Class A*(a)                                            50,000        1,286,500
Valeant Pharmaceuticals International(a)               75,000        1,506,000
Vertex Pharmaceuticals, Inc.*(a)                      117,000        2,614,950
                                                                --------------
                                                                    52,154,010
                                                                --------------
Retail - Specialty -- 4.8%
Best Buy Co., Inc.                                    117,000        5,093,010
CDW Corp.                                              73,000        4,301,160
Dollar General Corp.                                  181,000        3,319,540
Family Dollar Stores, Inc.                            140,000        2,781,800
MSC Industrial Direct Co., Inc. - Class A              26,000          862,420
O' Reilly Automotive, Inc.*(a)                        136,000        3,832,480
PETsMART, Inc.                                        182,000        3,963,960
Ross Stores, Inc.                                     136,000        3,223,200
Williams-Sonoma, Inc.*                                 85,000        3,259,750
                                                                --------------
                                                                    30,637,320
                                                                --------------
Semiconductor Equipment & Products -- 3.3%
AMIS  Holdings, Inc.*(a)                              122,000        1,446,920
Intersil Corp. - Class A(a)                           236,000        5,140,080
Marvell Technology Group, Ltd.*                        31,000        1,429,410
Microchip Technology, Inc.                            175,000        5,271,000
Novellus Systems, Inc.                                169,000        4,238,520
PMC-Sierra, Inc.*                                     189,000        1,665,090
Semtech Corp.*                                         96,000        1,581,120
                                                                --------------
                                                                    20,772,140
                                                                --------------
Software -- 4.7%
Activision, Inc.*                                     148,000        3,026,600
Adobe Systems, Inc.                                   104,000        3,104,400
Cadence Design Systems, Inc.*                         323,000        5,219,680
Mercury Interactive Corp.*                             76,000        3,009,600
NAVTEQ Corp.*                                         119,000        5,944,050
Red Hat, Inc.*(a)                                     207,000        4,386,330
VeriSign, Inc.*                                       257,000        5,492,090
                                                                --------------
                                                                    30,182,750
                                                                --------------
Telecommunication Services -
Diversified -- 3.2% ADTRAN, Inc.                      128,000        4,032,000
Garmin, Ltd.(a)                                        70,000        4,748,100
Harris Corp.                                          171,000        7,147,800
Telus Corp.                                           108,000        4,512,752
                                                                --------------
                                                                    20,440,652
                                                                --------------
Telecommunication Services - Wireless -- 2.0%
Crown Castle International Corp.*                     277,000        6,822,510
Nextel Partners, Inc. - Class A*(a)                   237,000        5,948,700
Research In Motion, Ltd.*                               3,500          239,400
                                                                --------------
                                                                    13,010,610
                                                                --------------
Total Common Stocks (Cost $ 482,543,363)                           604,634,711
                                                                --------------


Security                                                Par
Description                                           Amount          Value
------------------------------------------------------------------------------
Short-Term Investments -- 23.8%
State Street Navigator Securities
Lending Prime Portfolio(b)                        116,866,765      116,866,765
T. Rowe Price Government Reserve
Investment Fund**                                  35,019,945       35,019,945
                                                                --------------
Total Short-Term Investments
(Cost $ 151,886,710)                                               151,886,710
                                                                --------------

TOTAL INVESTMENTS --  118.7%
(Cost $ 634,430,073)                                               756,521,421

Other Assets and Liabilities (net) -- (18.7%)                     (118,949,084)
                                                                --------------
TOTAL NET ASSETS -- 100.0%                                      $  637,572,337
                                                                ==============

Portfolio Footnotes:

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $85,643,120 and $17,349,806 respectively, resulting in a net unrealized appreciation of $68,293,314.

*         Non-income producing security.

**        Affiliated Issuer.

(a)       All or a portion of security out on loan.

(b) Represents investment of collateral received from securities lending transactions.

(c)       Illiquid security representing in the aggregate 0.00% of net assets.

ADR    -  American Depositary Receipt

MET INVESTORS SERIES TRUST
TURNER MID-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (Unaudited)
(Percentage of Net Assets)

Security
Description                                             Shares       Value
-------------------------------------------------------------------------------
Common Stocks -- 98.7%
Advertising -- 0.4%
aQuantive, Inc.*                                         44,480   $     895,382
                                                                  -------------
Aerospace & Defense -- 0.4%
Empresa Brasileira de Aeronautica S.A.
ADR                                                      19,410         749,226
                                                                  -------------
Automotive -- 0.8%
Oshkosh Truck Corp.                                      35,840       1,546,854
                                                                  -------------
Beverages, Food & Tobacco -- 0.4%
Hansen Natural Corp.*                                    16,960         798,477
                                                                  -------------
Biotechnology -- 2.9%
Celgene Corp.*                                           41,570       2,258,082
MedImmune, Inc.*                                         54,970       1,849,741
Protein Design Labs, Inc. *                              58,320       1,632,960
                                                                  -------------
                                                                      5,740,783
                                                                  -------------
Building Materials -- 0.8%
Florida Rock Industries, Inc.                            25,340       1,624,041
                                                                  -------------
Chemicals -- 0.7%
Mosaic Co. (The)*                                        86,650       1,388,133
                                                                  -------------
Commercial Services & Supplies -- 2.3%
Alliance Data Systems Corp.*                             39,000       1,526,850
Global Payments, Inc.                                    22,285       1,731,990
Manpower, Inc.                                           31,770       1,410,270
                                                                  -------------
                                                                      4,669,110
                                                                  -------------
Communications Equipment & Services -- 1.3%
Adtran, Inc.                                             44,070       1,388,205
JDS Uniphase Corp.*                                     553,070       1,227,815
                                                                  -------------
                                                                      2,616,020
                                                                  -------------
Computer Services -- 1.4%
CDW Corp.                                                26,270       1,547,828
Cogent, Inc.*                                            53,230       1,264,213
                                                                  -------------
                                                                      2,812,041
                                                                  -------------
Computers & Peripherals -- 2.2%
GameStop Corp. - Class A*                                36,220       1,139,843
SanDisk Corp.*                                           68,920       3,325,390
                                                                  -------------
                                                                      4,465,233
                                                                  -------------
Electrical Equipment -- 1.4%
Ametek, Inc.                                             29,760       1,278,787
WESCO International, Inc.*                               44,790       1,517,038
                                                                  -------------
                                                                      2,795,825
                                                                  -------------
Electronic Equipment & Instruments -- 0.5%
Itron, Inc. *                                            20,430         932,834
                                                                  -------------
Financials - Diversified -- 9.2%
Affiliated Managers Group, Inc.*                         27,765       2,010,741
                                                                  -------------

MET INVESTORS SERIES TRUST
TURNER MID-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS -- continued
SEPTEMBER 30, 2005 (Unaudited)
(Percentage of Net Assets)

Security
Description                                             Shares        Value
-------------------------------------------------------------------------------
Ameritrade Holding Corp.*                                93,300       2,004,084
Chicago Merchantile Exchange Holdings, Inc.               4,610       1,554,953
Fidelity National Financial, Inc.                        42,950       1,912,134
Jeffries Group, Inc.                                     23,870       1,039,539
Legg Mason, Inc.                                         18,680       2,049,009
Mellon Financial Corp.                                   48,750       1,558,537
Northern Trust Corp.                                     27,170       1,373,444
SEI Investments Co.                                      41,787       1,570,355
T. Rowe Price Group, Inc.                                52,020       3,396,906
                                                                  -------------
                                                                     18,469,702
                                                                  -------------
Food & Drug Retailing -- 0.7%
Whole Foods Market, Inc.                                 11,110       1,493,740
                                                                  -------------
Food Products -- 0.6%
Dean Foods Co.                                           31,000       1,204,660
                                                                  -------------
Health Care Equipment & Supplies -- 3.4%
Bard (C.R.), Inc.                                        19,670       1,298,810
Bausch & Lomb, Inc.                                      24,000       1,936,320
Dade Behring Holdings, Inc.                              52,400       1,920,984
Henry Schein, Inc.*                                      41,540       1,770,435
                                                                  -------------
                                                                      6,926,549
                                                                  -------------
Health Care Providers & Services -- 6.0%
Allergan, Inc.                                           19,770       1,811,327
Coventry Health Care, Inc.*                              19,310       1,661,046
DaVita, Inc.*                                            28,520       1,313,916
Express Scripts, Inc.*                                   21,650       1,346,630
Omnicare, Inc.                                           41,580       2,338,044
Pacificare Health Systems, Inc.*                         31,820       2,538,600
WellChoice, Inc.*                                        14,720       1,117,248
                                                                  -------------
                                                                     12,126,811
                                                                  -------------
Hotels, Restaurants & Leisure -- 5.4%
Gaylord Entertainment Co.*                               20,580         980,637
Harrah's Entertainment, Inc.                             24,350       1,587,377
MGM MIRAGE*                                              57,310       2,508,459
Scientific Games Corp. - Class A*                        64,450       1,997,950
Starwood Hotels & Resorts Worldwide,
 Inc. - Class B                                          35,220       2,013,527
Station Casinos, Inc.                                    27,790       1,844,144
                                                                  -------------
                                                                     10,932,094
                                                                  -------------
Household Durables -- 1.4%
Fortune Brands, Inc.                                     34,890       2,837,604
                                                                  -------------
Industrial Conglomerates -- 2.5%
Ceradyne, Inc.*                                          21,530         789,720
Fisher Scientific Int'l., Inc.*                          30,130       1,869,567
Roper Industries, Inc.                                   62,320       2,448,553
                                                                  -------------
                                                                      5,107,840
                                                                  -------------
Internet Software & Services -- 5.0%
Akamai Technologies, Inc.*                               72,930       1,163,234
CNET Networks, Inc.*                                    157,890       2,142,567
F5 Networks, Inc.*                                       18,860         819,844
Foundry Networks, Inc.*                                 118,690       1,507,363
Ixia*                                                     6,410          94,291
NetEase.com, Inc.* ADR                                   10,080         907,301
NETGEAR, Inc.*                                           48,490       1,166,669
Openwave Sys, Inc.*                                      83,880       1,508,163
ValueClick, Inc.*                                        41,980         717,438
                                                                  -------------
                                                                     10,026,870
                                                                  -------------
Leisure Equipment & Products -- 0.6%
WMS Industries, Inc.*                                    45,740       1,286,666
                                                                  -------------
Machinery -- 0.5%
Terex Corp.*                                             21,020       1,039,019
                                                                  -------------
Media -- 3.6%
Getty Images, Inc.*                                      22,650       1,948,806
Monster Worldwide, Inc.*                                 78,160       2,400,294
Sirius Satellite Radio, Inc.*                           431,650       2,827,307
                                                                  -------------
                                                                      7,176,407
                                                                  -------------
Metals & Mining -- 4.8%
Allegheny Technologies, Inc.                             38,150       1,181,887
CONSOL Energy, Inc.                                      24,120       1,839,632
Freeport-McMoRan Copper & Gold, Inc. - Class B           13,050         634,100
Joy Global, Inc.                                         40,270       2,032,024
Peabody Energy Corp.                                     20,360       1,717,366
Precision Castparts Corp.                                41,180       2,186,658
                                                                  -------------
                                                                      9,591,667
                                                                  -------------
Oil & Gas -- 11.2%
Chesapeake Energy Corp.                                  27,210       1,040,783
Grant Prideco, Inc.*                                     62,700       2,548,755
Kinder Morgan, Inc.                                      11,350       1,091,416
National-Oilwell Varco, Inc.*                            39,860       2,622,788
Patterson-UTI Energy, Inc.                               42,000       1,515,360
Questar Corp.                                            11,810       1,040,697
Range Resources Corp.                                    62,570       2,415,828
Southwestern Energy Co. *                                19,920       1,462,128
Sunoco, Inc.                                             30,700       2,400,740
Tidewater, Inc.                                          31,420       1,529,211
Ultra Petroleum Corp.*                                   38,110       2,167,697
XTO Energy, Inc.                                         57,920       2,624,934
                                                                  -------------
                                                                     22,460,337
                                                                  -------------
Pharmaceuticals -- 4.2%
Community Health Systems, Inc.*                          24,010         931,828
Forest Laboratories, Inc.*                               47,720       1,859,649
Kos Pharmaceuticals, Inc.*                               20,140       1,347,970
MGI Pharma, Inc.*                                        39,530         921,444
Sepracor, Inc.*                                          28,500       1,681,215
Shire Pharmaceuticals Group Plc ADR                      43,490       1,608,695
                                                                  -------------
                                                                      8,350,801
                                                                  -------------
Retail - Specialty -- 6.0%
Chico's FAS, Inc.*                                       66,140       2,433,952
Coach, Inc.*                                             97,060       3,043,802
Nordstrom, Inc.                                          31,300       1,074,216
Polo Ralph Lauren Corp.                                  33,660       1,693,098
Urban Outfitters, Inc.*                                  71,460       2,100,924
Williams-Sonoma, Inc.*                                   46,690       1,790,561
                                                                  -------------
                                                                     12,136,553
                                                                  -------------
Semiconductor Equipment & Products -- 13.7%
Advanced Micro Devices, Inc.*                           128,640       3,241,728
Agilent Technologies, Inc.*                              74,590       2,442,822
Analog Devices, Inc.                                     66,040       2,452,726
ASML Holding N.V.*                                       95,320       1,573,733
Broadcom Corp. - Class A*                                90,200       4,231,282
Cypress Semiconductor Corp.*                            108,770       1,636,989
Genesis Microchip, Inc.*                                 59,130       1,297,904
KLA-Tencor Corp.                                         71,740       3,498,042
Micron Technology, Inc.*                                 71,470         950,551
Silicon Laboratories, Inc.*                              33,880       1,029,613
SiRF Technology Holdings, Inc.*                          22,730         684,855
Teradyne, Inc. *                                        116,580       1,923,570
Varian Semiconductor Equipment
Associates, Inc.*                                        59,860       2,536,268
                                                                  -------------
                                                                     27,500,083
                                                                  -------------
Telecommunication Services - Diversified -- 1.3%
Comverse Technology, Inc.*                               95,505       2,508,916
                                                                  -------------
Telecommunication Services - Wireless -- 1.6%
NII Holdings, Inc. - Class B*                            37,570       3,172,787
                                                                  -------------
Transportation -- 1.5%
C.H. Robinson Worldwide, Inc.                            25,170       1,613,900
UTI Worldwide, Inc.                                      16,990       1,320,123
                                                                  -------------
                                                                      2,934,023
                                                                  -------------
Total Common Stocks (Cost $ 166,786,134)                            198,317,088
                                                                  -------------

Security                                             Par             Value
Description                                         Amount
-------------------------------------------------------------------------------
Short-Term Investments -- 3.4%
State Street Bank and Trust Co.,
Repurchase Agreement, dated
09/30/05 at 2.45% to be repurchased
at $6,862,401 on 10/03/05
collateralized by $6,415,000 FHLB
5.75% due 05/15/12 with a value of
$7,000,369
(Cost $6,861,000)                                 $   6,861,000       6,861,000
                                                                  -------------
TOTAL INVESTMENTS --  102.1%
(Cost $ 173,647,134)                                                205,178,088

Other Assets and Liabilities (net) -- (2.1%)                         (4,311,464)
                                                                  -------------
TOTAL NET ASSETS -- 100.0%                                        $ 200,866,624
                                                                  =============

Portfolio Footnotes:

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $32,948,893 and $1,417,939 respectively, resulting in a net unrealized appreciation of $31,530,944.

*      Non-income producing security.

FHLB - Federal Home Loan Bank

MET INVESTORS SERIES TRUST
VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (Unaudited)
(Percentage of Net Assets)

Security
Description                                             Shares         Value
-------------------------------------------------------------------------------
Common Stocks-- 91.4%
Airlines-- 0.5%
Southwest Airlines Co.                                  245,600   $   3,647,160
                                                                  -------------
Banks-- 7.3%
Bank of America Corp.                                   546,435      23,004,914
Bank of New York Co., Inc.                              240,500       7,073,105
SunTrust Banks, Inc.                                     14,700       1,020,915
Wachovia Corp.                                          213,600      10,165,224
Wells Fargo & Co.                                       277,200      16,235,604
                                                                  -------------
                                                                     57,499,762
                                                                  -------------
Beverages -- 1.7%
Anheuser-Busch Cos., Inc.                                57,000       2,453,280
Coca-Cola Co. (The)                                     263,700      11,389,203
                                                                  -------------
                                                                     13,842,483
                                                                  -------------
Chemicals -- 3.2%
Dow Chemical Co.                                        158,900       6,621,363
E.I. du Pont de Nemours & Co.                           362,700      14,206,959
Rohm & Haas Co.                                         116,500       4,791,645
                                                                  -------------
                                                                     25,619,967
                                                                  -------------
Commercial Services & Supplies -- 0.4%
First Data Corp.                                         87,400       3,496,000
                                                                  -------------
Communications Equipment -- 0.2%
Andrew Corp*                                             49,200         548,580
Nokia Corp. (ADR)                                        79,400       1,342,654
                                                                  -------------
                                                                      1,891,234
                                                                  -------------
Computers & Peripherals -- 1.8%
Dell, Inc.*                                             172,900       5,913,180
Hewlett-Packard Co.                                     114,500       3,343,400
International Business Machines Corp.                    41,900       3,361,218
Lexmark International, Inc. - class A*                   29,000       1,770,450
                                                                  -------------
                                                                     14,388,248
                                                                  -------------
Electric Utilities -- 2.3%
Dominion Resources, Inc.                                 73,800       6,357,132
FirstEnergy Corp.                                       153,600       8,005,632
Public Service Enterprise Group, Inc.                    60,900       3,919,524
                                                                  -------------
                                                                     18,282,288
                                                                  -------------
Electronic Equipment & Instruments -- 0.9%
American Electric Power Co., Inc.                       162,200       6,439,340
KEMET Corp.*                                             76,000         636,880
                                                                  -------------
                                                                      7,076,220
                                                                  -------------
Energy Equipment & Services -- 0.7%
Constellation Energy Group                               95,200       5,864,320
                                                                  -------------
Financials - Diversified -- 10.4%
Ambac Financial Group, Inc.                              49,100       3,538,146
Citigroup, Inc.                                         537,300      24,457,896
Fannie Mae                                               51,200       2,294,784
Freddie Mac                                             508,300      28,698,618
JPMorgan Chase & Co.                                    182,200       6,182,046

MET INVESTORS SERIES TRUST
VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS -- continued
SEPTEMBER 30, 2005 (Unaudited)
(Percentage of Net Assets)

Security
Description                                             Shares          Value
--------------------------------------------------------------------------------

Lehman Brothers Holdings, Inc.                           15,600       1,817,088
Merrill Lynch & Co., Inc.                               101,300       6,214,755
PNC Financial Services Group, Inc.                      156,200       9,062,724
                                                                 --------------
                                                                     82,266,057
                                                                 --------------
Food & Drug Retailing -- 3.5%
Kraft Foods, Inc. - Class A                             316,400       9,678,676
Unilever NV                                             257,200      18,376,940
                                                                 --------------
                                                                     28,055,616
                                                                 --------------
Health Care Equipment & Supplies -- 0.9%
Boston Scientific Corp.*                                111,700       2,610,429
Cardinal Health, Inc.                                    70,600       4,478,864
                                                                 --------------
                                                                      7,089,293
                                                                 --------------
Hotels, Restaurants & Leisure -- 0.5%
McDonald's Corp.                                        109,500       3,667,155
                                                                 --------------
Household Products -- 2.0%
Kimberly-Clark Corp.                                    260,400      15,501,612
                                                                 --------------
Insurance -- 5.2%
AFLAC, Inc.                                              39,300       1,780,290
American International Group, Inc.                       89,900       5,570,204
Assurant, Inc.                                           32,200       1,225,532
Berkshire Hathaway, Inc. - class B*                       1,860       5,079,660
Chubb Corp. (The)                                       167,900      15,035,445
Genworth Financial, Inc. - class A                       70,800       2,282,592
Hartford Financial Services Group, Inc.                  14,400       1,111,248
RenaissanceRe Holdings, Ltd.                             13,900         607,847
St. Paul Travelers Co., Inc. (The)                       77,900       3,495,373
Torchmark Corp.                                         100,000       5,283,000
                                                                 --------------
                                                                     41,471,191
                                                                 --------------
Internet Software & Services -- 0.7%
Check Point Software Technologies, Ltd.*                 33,800         822,016
Cisco Systems, Inc.*                                    245,200       4,396,436
                                                                 --------------
                                                                      5,218,452
                                                                 --------------
IT Consulting & Services -- 0.9%
Affiliated Computer Services, Inc. - Class A*           126,600       6,912,360
                                                                 --------------
Manufacturing -- 0.4%
Cognex Corp.                                             52,900       1,590,703
Flextronics International, Ltd.*                        128,300       1,648,655
                                                                 --------------
                                                                      3,239,358
                                                                 --------------
Media -- 8.5%
Clear Channel Communications, Inc.                      514,600      16,925,194
Gannett Co., Inc.                                        40,900       2,815,147
Liberty Media Corp. - Class A                         1,127,500       9,076,375
Time Warner, Inc.                                       727,300      13,171,403
Tribune Co.                                              77,600       2,629,864
Viacom, Inc. - Class B                                  337,700      11,147,477
Walt Disney Co. (The)                                   484,300      11,686,159
                                                                 --------------
                                                                     67,451,619
                                                                 --------------
Metals & Mining -- 1.8%
Alcoa, Inc.                                             595,100      14,532,342
                                                                 --------------
Oil & Gas -- 1.5%
GlobalSantaFe Corp.                                      25,400       1,158,748
Halliburton Co.                                          47,200       3,234,144
Total SA (ADR)                                           57,000       7,741,740
                                                                 --------------
                                                                     12,134,632
                                                                 --------------
Paper & Forest Products -- 5.6%
Georgia-Pacific Corp.                                   633,500      21,577,010
International Paper Co.                                 768,140      22,890,572
                                                                 --------------
                                                                     44,467,582
                                                                 --------------
Pharmaceuticals -- 15.7%
AmerisourceBergen Corp.                                 101,400       7,838,220
Bristol-Myers Squibb Co.                              1,063,400      25,585,404
GlaxoSmithKline Plc (ADR)                               789,800      40,500,944
Pfizer, Inc.                                            401,300      10,020,461
Roche Holdings, Ltd. (ADR)                              180,800      12,637,920
Sanofi-Aventis (ADR)                                    178,300       7,408,365
Schering-Plough Corp.                                   476,800      10,036,640
Wyeth                                                   220,600      10,207,162
                                                                 --------------
                                                                    124,235,116
                                                                 --------------
Retail - Multiline -- 2.4%
Federated Department Stores, Inc.                        72,046       4,817,716
Wal-Mart Stores, Inc.                                   322,200      14,118,804
                                                                 --------------
                                                                     18,936,520
                                                                 --------------
Retail - Specialty -- 0.9%
Best Buy Co., Inc.                                       62,000       2,698,860
Jones Apparel Group, Inc.                               149,692       4,266,222
                                                                 --------------
                                                                      6,965,082
                                                                 --------------
Semiconductor Equipment & Products -- 0.2%
Credence Systems Corp.*                                 125,400       1,000,692
Intel Corp.                                              11,600         285,940
Novellus Systems, Inc.                                   13,200         331,056
                                                                 --------------
                                                                      1,617,688
                                                                 --------------
Software -- 0.3%
Microsoft Corp.                                         106,200       2,732,526
                                                                 --------------
Telecommunication Services - Diversified -- 8.6%
Amdocs, Ltd.*                                            22,500         623,925
Ericsson LM (ADR)                                        34,400       1,267,296
SBC Communications, Inc.                              1,060,500      25,420,185
Sprint Corp.                                            674,900      16,049,122
Verizon Communications, Inc.                            771,900      25,233,411
                                                                 --------------
                                                                     68,593,939
                                                                 --------------
Tobacco -- 1.9%
Altria Group, Inc.                                      202,700      14,941,017
                                                                 --------------
Toys & Amusements -- 0.5%
Mattel, Inc.                                            231,500       3,861,420
                                                                 --------------
Total Common Stocks (Cost $ 726,234,875)                            725,498,259
                                                                 --------------
Security                                             Par              Value
Description                                         Amount
-------------------------------------------------------------------------------
Short-Term Investments -- 9.0%
U.S. Government & Agency Discount Notes-- 9.0%
Federal National Mortgage Association Discount
Notes, 3.500%, due 10/03/05
(Cost $71,086,175)                                $  71,100,000      71,086,175
                                                                 --------------
TOTAL INVESTMENTS --  100.4%
(Cost $ 797,321,050)                                                796,584,434

Other Assets and Liabilities (net) -- (0.4%)                         (3,154,815)
                                                                 --------------
TOTAL NET ASSETS-- 100.0%                                         $ 793,429,619
                                                                 ==============

Portfolio Footnotes:

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $26,221,607 and $26,958,223 respectively, resulting in a net unrealized depreciation of $736,616.

*      Non-income producing security.

ADR -  American Depositary Receipt

Item 2. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-Q, Elizabeth M. Forget, the registrant's President and Jeffrey A. Tupper, the registrant's Chief Financial Officer and Treasurer, reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the "Procedures") and evaluated their effectiveness. Based on their evaluation, Ms. Forget and Mr. Tupper have concluded that the Procedures are effective to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MET INVESTORS SERIES TRUST


By: /s/ Elizabeth M. Forget
    -------------------------------------
    Elizabeth M. Forget
    President

Date: November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Elizabeth M. Forget
    -------------------------------------
    Elizabeth M. Forget
    President

Date: November 28, 2005


By: /s/ Jeffrey A. Tupper
    -------------------------------------
    Jeffrey A. Tupper
    Chief Financial Officer and Treasurer

Date: November 28, 2005